UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22509

LoCorr Investment Trust

(Exact name of registrant as specified in charter)

687 Excelsior Blvd

Excelsior, MN 55331

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East Ninth Street

Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

LoCorr Dynamic Opportunity Fund
Class A | LEQAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$123	2.49%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$41,129,878
Number of Holdings	54
Net Advisory Fee	$277,616
Portfolio Turnover	857%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Wynn Resorts Ltd.	4.0%
Penn National Gaming, Inc.	3.9%
Abercrombie & Fitch Co.	3.9%
Jefferies Financial Group, Inc.	3.7%
Healthcare Realty Trust, Inc.	3.2%
Rocket Cos., Inc.	3.1%
Williams-Sonoma, Inc.	3.1%
Builders FirstSource, Inc.	3.0%
International Flavors & Fragrances, Inc.	3.0%
Evercore Partners, Inc.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-SAR-540132701

LoCorr Dynamic Opportunity Fund
Class C | LEQCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$159	3.24%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$41,129,878
Number of Holdings	54
Net Advisory Fee	$277,616
Portfolio Turnover	857%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Wynn Resorts Ltd.	4.0%
Penn National Gaming, Inc.	3.9%
Abercrombie & Fitch Co.	3.9%
Jefferies Financial Group, Inc.	3.7%
Healthcare Realty Trust, Inc.	3.2%
Rocket Cos., Inc.	3.1%
Williams-Sonoma, Inc.	3.1%
Builders FirstSource, Inc.	3.0%
International Flavors & Fragrances, Inc.	3.0%
Evercore Partners, Inc.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-SAR-540132800

LoCorr Dynamic Opportunity Fund
Class I | LEQIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$110	2.24%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$41,129,878
Number of Holdings	54
Net Advisory Fee	$277,616
Portfolio Turnover	857%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
Wynn Resorts Ltd.	4.0%
Penn National Gaming, Inc.	3.9%
Abercrombie & Fitch Co.	3.9%
Jefferies Financial Group, Inc.	3.7%
Healthcare Realty Trust, Inc.	3.2%
Rocket Cos., Inc.	3.1%
Williams-Sonoma, Inc.	3.1%
Builders FirstSource, Inc.	3.0%
International Flavors & Fragrances, Inc.	3.0%
Evercore Partners, Inc.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-SAR-540132883

LoCorr Hedged Core Fund
Class A | LHEAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$104	2.08%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$235,787,341
Number of Holdings	420
Net Advisory Fee	$1,485,569
Portfolio Turnover	53%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	23.7%
Galaxy Commodity-Polaris II Fund LLC	8.9%
Federal Home Loan Banks	3.7%
Federal Farm Credit Banks Funding Corp	3.5%
Fannie Mae Connecticut Avenue Securities	2.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Mars, Inc.	1.5%
Bank of America Corp.	1.0%
SREIT Trust	0.7%
Verizon Master Trust	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Hedged Core Fund	PAGE 1	TSR-SAR-540132719

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Hedged Core Fund	PAGE 2	TSR-SAR-540132719

LoCorr Hedged Core Fund
Class I | LHEIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Hedged Core Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$91	1.83%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$235,787,341
Number of Holdings	420
Net Advisory Fee	$1,485,569
Portfolio Turnover	53%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	23.7%
Galaxy Commodity-Polaris II Fund LLC	8.9%
Federal Home Loan Banks	3.7%
Federal Farm Credit Banks Funding Corp	3.5%
Fannie Mae Connecticut Avenue Securities	2.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Mars, Inc.	1.5%
Bank of America Corp.	1.0%
SREIT Trust	0.7%
Verizon Master Trust	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Hedged Core Fund	PAGE 1	TSR-SAR-540132685

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Hedged Core Fund	PAGE 2	TSR-SAR-540132685

LoCorr Long/Short Commodities Strategy Fund
Class A | LCSAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	2.09%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$467,548,013
Number of Holdings	167
Net Advisory Fee	$3,722,109
Portfolio Turnover	25%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

U.S. Treasury Securities (24.6%)
Corporate Bonds (20.3%)
Commodity Pool (13.5%)
Mortgage-Backed Securities (9.5%)
Asset-Backed Securities (8.7%)
U.S. Government Agency Issues (4.9%)
Total Return Swaps (4.4%)
Collateralized Mortgage Obligations (1.7%)
Municipal Bonds (0.5%)
Cash & Other (11.9%)

Top 10 Issuers	(%)
United States Treasury Note	24.6%
Galaxy Commodity - Polaris Fund LLC	13.5%
LoCorr Commodities Index	4.4%
Fannie Mae Connecticut Avenue Securities	3.5%
Federal National Mortgage Association	2.9%
Federal Home Loan Banks	1.9%
Mars, Inc.	1.7%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Toyota Auto Receivables Owner Trust	1.2%
Bank of America Corp.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR-SAR-540132404

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR-SAR-540132404

LoCorr Long/Short Commodities Strategy Fund
Class C | LCSCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$142	2.84%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$467,548,013
Number of Holdings	167
Net Advisory Fee	$3,722,109
Portfolio Turnover	25%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	24.6%
Galaxy Commodity - Polaris Fund LLC	13.5%
LoCorr Commodities Index	4.4%
Fannie Mae Connecticut Avenue Securities	3.5%
Federal National Mortgage Association	2.9%
Federal Home Loan Banks	1.9%
Mars, Inc.	1.7%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Toyota Auto Receivables Owner Trust	1.2%
Bank of America Corp.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR-SAR-540132503

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR-SAR-540132503

LoCorr Long/Short Commodities Strategy Fund
Class I | LCSIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$92	1.84%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$467,548,013
Number of Holdings	167
Net Advisory Fee	$3,722,109
Portfolio Turnover	25%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	24.6%
Galaxy Commodity - Polaris Fund LLC	13.5%
LoCorr Commodities Index	4.4%
Fannie Mae Connecticut Avenue Securities	3.5%
Federal National Mortgage Association	2.9%
Federal Home Loan Banks	1.9%
Mars, Inc.	1.7%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Toyota Auto Receivables Owner Trust	1.2%
Bank of America Corp.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR-SAR-540132602

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR-SAR-540132602

LoCorr Macro Strategies Fund
Class A | LFMAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	2.13%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,537,620,282
Number of Holdings	500
Net Advisory Fee	$12,940,941
Portfolio Turnover	36%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

- U.S. Treasury Securities (33.8%)
- Corporate Bonds (24.6%)
- Asset-Backed Securities (9.8%)
- Mortgage-Backed Securities (8.5%)
- U.S. Government Agency Issues (6.8%)
- Collateralized Mortgage Obligations (2.7%)
- Forwards (0.5%)
- Municipal Bonds (0.3%)
- Futures Contracts (-0.2%)
- Cash & Other (13.2%)

Top 10 Issuers	(%)
United States Treasury Note	33.8%
Federal National Mortgage Association	3.8%
Fannie Mae Connecticut Avenue Securities	2.8%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.2%
Mars, Inc.	2.0%
Federal Farm Credit Banks Funding Corp.	1.9%
Bank of America Corp.	1.4%
Federal Home Loan Banks	1.1%
Ford Credit Auto Owner Trust	1.0%
JPMorgan Chase & Co.	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Macro Strategies Fund	PAGE 1	TSR-SAR-540132107

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR-SAR-540132107

LoCorr Macro Strategies Fund
Class C | LFMCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$142	2.88%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,537,620,282
Number of Holdings	500
Net Advisory Fee	$12,940,941
Portfolio Turnover	36%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	33.8%
Federal National Mortgage Association	3.8%
Fannie Mae Connecticut Avenue Securities	2.8%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.2%
Mars, Inc.	2.0%
Federal Farm Credit Banks Funding Corp.	1.9%
Bank of America Corp.	1.4%
Federal Home Loan Banks	1.1%
Ford Credit Auto Owner Trust	1.0%
JPMorgan Chase & Co.	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Macro Strategies Fund	PAGE 1	TSR-SAR-540132206

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR-SAR-540132206

LoCorr Macro Strategies Fund
Class I | LFMIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$93	1.88%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,537,620,282
Number of Holdings	500
Net Advisory Fee	$12,940,941
Portfolio Turnover	36%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	33.8%
Federal National Mortgage Association	3.8%
Fannie Mae Connecticut Avenue Securities	2.8%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.2%
Mars, Inc.	2.0%
Federal Farm Credit Banks Funding Corp.	1.9%
Bank of America Corp.	1.4%
Federal Home Loan Banks	1.1%
Ford Credit Auto Owner Trust	1.0%
JPMorgan Chase & Co.	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Macro Strategies Fund	PAGE 1	TSR-SAR-540132305

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR-SAR-540132305

LoCorr Market Trend Fund
Class A | LOTAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$98	2.05%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$273,204,823
Number of Holdings	257
Net Advisory Fee	$2,477,873
Portfolio Turnover	49%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

U.S. Treasury Securities (28.8%)
Corporate Bonds (23.3%)
Mortgage-Backed Securities (11.2%)
Asset-Backed Securities (10.7%)
U.S. Government Agency Issues (4.9%)
Collateralized Mortgage Obligations (1.7%)
Forwards (1.2%)
Municipal Bonds (0.3%)
Futures Contracts (-0.2%)
Cash & Other (18.2%)

Top 10 Issuers	(%)
United States Treasury Note	28.8%
Fannie Mae Connecticut Avenue Securities	4.8%
Federal Home Loan Banks	3.5%
Mars, Inc.	1.9%
Ford Credit Auto Owner Trust	1.6%
Bank of America Corp.	1.3%
Federal National Mortgage Association	1.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
Toyota Auto Receivables Owner Trust	1.1%
MVW Owner Trust	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Market Trend Fund	PAGE 1	TSR-SAR-540132842

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 2	TSR-SAR-540132842

LoCorr Market Trend Fund
Class C | LOTCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$134	2.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$273,204,823
Number of Holdings	257
Net Advisory Fee	$2,477,873
Portfolio Turnover	49%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	28.8%
Fannie Mae Connecticut Avenue Securities	4.8%
Federal Home Loan Banks	3.5%
Mars, Inc.	1.9%
Ford Credit Auto Owner Trust	1.6%
Bank of America Corp.	1.3%
Federal National Mortgage Association	1.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
Toyota Auto Receivables Owner Trust	1.1%
MVW Owner Trust	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Market Trend Fund	PAGE 1	TSR-SAR-540132834

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 2	TSR-SAR-540132834

LoCorr Market Trend Fund
Class I | LOTIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$86	1.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$273,204,823
Number of Holdings	257
Net Advisory Fee	$2,477,873
Portfolio Turnover	49%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	28.8%
Fannie Mae Connecticut Avenue Securities	4.8%
Federal Home Loan Banks	3.5%
Mars, Inc.	1.9%
Ford Credit Auto Owner Trust	1.6%
Bank of America Corp.	1.3%
Federal National Mortgage Association	1.3%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.2%
Toyota Auto Receivables Owner Trust	1.1%
MVW Owner Trust	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Market Trend Fund	PAGE 1	TSR-SAR-540132826

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 2	TSR-SAR-540132826

LoCorr Spectrum Income Fund
Class A | LSPAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$104	2.05%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$72,144,052
Number of Holdings	75
Net Advisory Fee	$459,450
Portfolio Turnover	20%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
AGNC Investment Corp.	2.7%
Barrick Mining Corp.	2.6%
Hess Midstream LP	2.5%
Williams Cos., Inc.	2.2%
Iron Mountain, Inc.	2.2%
Cheniere Energy Partners LP	2.2%
Energy Transfer LP	2.2%
Digital Realty Trust, Inc.	2.1%
Blackstone Secured Lending Fund	2.1%
MPLX LP	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Spectrum Income Fund	PAGE 1	TSR-SAR-540132875

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR-SAR-540132875

LoCorr Spectrum Income Fund
Class C | LSPCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$142	2.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$72,144,052
Number of Holdings	75
Net Advisory Fee	$459,450
Portfolio Turnover	20%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
AGNC Investment Corp.	2.7%
Barrick Mining Corp.	2.6%
Hess Midstream LP	2.5%
Williams Cos., Inc.	2.2%
Iron Mountain, Inc.	2.2%
Cheniere Energy Partners LP	2.2%
Energy Transfer LP	2.2%
Digital Realty Trust, Inc.	2.1%
Blackstone Secured Lending Fund	2.1%
MPLX LP	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Spectrum Income Fund	PAGE 1	TSR-SAR-540132867

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR-SAR-540132867

LoCorr Spectrum Income Fund
Class I | LSPIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$91	1.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$72,144,052
Number of Holdings	75
Net Advisory Fee	$459,450
Portfolio Turnover	20%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
AGNC Investment Corp.	2.7%
Barrick Mining Corp.	2.6%
Hess Midstream LP	2.5%
Williams Cos., Inc.	2.2%
Iron Mountain, Inc.	2.2%
Cheniere Energy Partners LP	2.2%
Energy Transfer LP	2.2%
Digital Realty Trust, Inc.	2.1%
Blackstone Secured Lending Fund	2.1%
MPLX LP	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
LoCorr Spectrum Income Fund	PAGE 1	TSR-SAR-540132859

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR-SAR-540132859

LoCorr Strategic Allocation Fund
Class A | LSAAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Strategic Allocation Fund for the period of January 8, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$84	1.84%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$37,996,473
Number of Holdings	647
Net Advisory Fee	-$124,124
Portfolio Turnover	39%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
NVIDIA Corp.	3.6%
Microsoft Corp.	3.5%
Apple, Inc.	2.8%
Amazon.com, Inc.	2.0%
Alphabet, Inc.	1.7%
Meta Platforms, Inc.	1.5%
Broadcom, Inc.	1.2%
Berkshire Hathaway, Inc.	0.9%
Tesla Motors, Inc.	0.8%
JPMorgan Chase & Co.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Strategic Allocation Fund	PAGE 1	TSR-SAR-540132677

LoCorr Strategic Allocation Fund
Class I | LSAIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LoCorr Strategic Allocation Fund for the period of January 8, 2025 to June 30, 2025. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$74	1.59%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$37,996,473
Number of Holdings	647
Net Advisory Fee	-$124,124
Portfolio Turnover	39%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown (%)

Top 10 Issuers	(%)
NVIDIA Corp.	3.6%
Microsoft Corp.	3.5%
Apple, Inc.	2.8%
Amazon.com, Inc.	2.0%
Alphabet, Inc.	1.7%
Meta Platforms, Inc.	1.5%
Broadcom, Inc.	1.2%
Berkshire Hathaway, Inc.	0.9%
Tesla Motors, Inc.	0.8%
JPMorgan Chase & Co.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Strategic Allocation Fund	PAGE 1	TSR-SAR-540132669

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LoCorr Investment Trust
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)

LoCorr Dynamic Opportunity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.9%
Airlines - 1.6%
Southwest Airlines Co.	20,928	$678,904
Banks - 2.1%
Fifth Third Bancorp	10,322	424,544
Zions Bancorporation	8,182	424,973
		849,517
Building Materials - 3.0%
Builders FirstSource, Inc.(a)	10,564	1,232,713
Chemicals - 3.0%
International Flavors & Fragrances, Inc.	16,729	1,230,418
Commercial Services - 1.0%
Rentokil Initial PLC - ADR	16,745	401,880
Diversified Financial Services - 11.8%
Evercore Partners, Inc. - Class A	4,490	1,212,390
Franklin Resources, Inc.	35,934	857,026
Jefferies Financial Group, Inc.	27,544	1,506,381
Rocket Cos., Inc. - Class A	90,451	1,282,595
		4,858,392
Electric - 7.4%
Consolidated Edison, Inc.	9,815	984,935
Duke Energy Corp.	8,353	985,654
Exelon Corp.	9,439	409,842
PPL Corp.	19,279	653,365
		3,033,796
Electrical Components & Equipment - 0.4%
Energizer Holdings, Inc.	7,192	144,991
Entertainment - 3.9%
Penn National Gaming, Inc.(a)	90,295	1,613,572
Healthcare-Products - 1.9%
Teleflex, Inc.	6,540	774,075
Home Builders - 2.0%
PulteGroup, Inc.	3,969	418,571
Toll Brothers, Inc.	3,688	420,911
		839,482
Internet - 1.0%
Pinterest, Inc. - Class A(a)	11,807	423,399
Lodging - 4.0%
Wynn Resorts Ltd.	17,611	1,649,622

The accompanying notes are an integral part of these financial statements.

1

LoCorr Dynamic Opportunity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media - 0.4%
Cable One, Inc.	1,251	$169,898
Oil & Gas Services - 0.9%
Atlas Energy Solutions, Inc.	28,595	382,315
REITS - 6.2%
Healthcare Realty Trust, Inc.	82,837	1,313,795
Hudson Pacific Properties, Inc.	59,238	162,312
Pebblebrook Hotel Trust	65,660	655,943
SL Green Realty Corp.	6,843	423,582
		2,555,632
Retail - 10.0%
Abercrombie & Fitch Co. - Class A(a)	19,373	1,605,053
CarMax, Inc.(a)	5,968	401,109
Signet Jewelers Ltd.	10,656	847,685
Williams-Sonoma, Inc.	7,803	1,274,776
		4,128,623
Semiconductors - 2.0%
NXP Semiconductors NV	2,989	653,067
Vishay Precision Group, Inc.(a)	5,710	160,451
		813,518
Software - 4.5%
Unity Software, Inc.(a)	42,217	1,021,651
Zoom Communications, Inc. - Class A(a)	10,464	815,983
		1,837,634
Transportation - 0.8%
International Seaways, Inc.	8,580	312,999
TOTAL COMMON STOCKS (Cost $26,716,242)		27,931,380
TOTAL INVESTMENTS - 67.9% (Cost $26,716,242)		$27,931,380
Money Market Deposit Account - 25.2%(b)		10,352,245
Other Assets in Excess of Liabilities - 6.9%(c)		2,846,253
TOTAL NET ASSETS - 100.0%		$41,129,878

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

(c)	Includes assets pledged as collateral for securities sold short. As of the reporting date, the value of these assets total $15,929,580.
The accompanying notes are an integral part of these financial statements.

2

LoCorr Dynamic Opportunity Fund
Schedule of Securities Sold Short
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (24.1)%
Apparel - (3.3)%
On Holding AG - Class A	(11,693)	$(608,621)
Tapestry, Inc.	(8,341)	(732,423)
		(1,341,044)
Auto Parts & Equipment - (0.3)%
Miller Industries, Inc.	(3,090)	(137,381)
Commercial Services - (2.3)%
Automatic Data Processing, Inc.	(2,405)	(741,702)
Rollins, Inc.	(3,620)	(204,240)
		(945,942)
Electronics - (1.2)%
Badger Meter, Inc.	(1,976)	(484,021)
Hand & Machine Tools - (1.9)%
Snap-on, Inc.	(2,482)	(772,349)
Healthcare-Products - (2.0)%
ResMed, Inc.	(3,272)	(844,176)
Internet - (0.3)%
Robinhood Markets, Inc. - Class A	(1,174)	(109,922)
Lodging - (2.4)%
Hilton Grand Vacations, Inc.	(8,280)	(343,868)
Las Vegas Sands Corp.	(15,035)	(654,173)
		(998,041)
Media - (1.3)%
New York Times Co. - Class A	(9,475)	(530,411)
Pipelines - (1.5)%
Kinder Morgan, Inc.	(21,668)	(637,039)
Retail - (3.3)%
McDonald’s Corp.	(2,504)	(731,594)
Urban Outfitters, Inc.	(8,468)	(614,269)
		(1,345,863)
Semiconductors - (4.3)%
Allegro MicroSystems, Inc.	(15,178)	(518,936)
Cirrus Logic, Inc.	(1,991)	(207,572)
Texas Instruments, Inc.	(5,046)	(1,047,650)
		(1,774,158)
TOTAL COMMON STOCKS (Proceeds $9,582,924)		(9,920,347)
TOTAL SECURITIES SOLD SHORT - (24.1)% (Proceeds $9,582,924)		$(9,920,347)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

3

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 23.7%
United States Treasury Note
4.50%, 04/15/2027	$2,054,400	$2,079,839
3.50%, 01/31/2028	17,560,800	17,469,566
3.63%, 03/31/2028	6,210,100	6,198,456
4.63%, 04/30/2029	2,481,300	2,558,550
3.25%, 06/30/2029	21,316,900	20,924,702
4.00%, 02/28/2030	6,645,000	6,708,595
TOTAL U.S. TREASURY SECURITIES (Cost $55,142,282)		55,939,708
CORPORATE BONDS - 18.5%
Aerospace & Defense - 0.6%
Boeing Co., 3.25%, 02/01/2028	745,000	722,505
L3Harris Technologies, Inc., 5.40%, 01/15/2027	440,000	447,259
RTX Corp., 4.13%, 11/16/2028	205,000	204,151
		1,373,915
Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029	375,000	378,437
Apparel - 0.1%
Tapestry, Inc., 5.10%, 03/11/2030	180,000	182,215
Auto Manufacturers - 0.9%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	635,000	639,775
General Motors Financial Co., Inc., 5.35%, 01/07/2030	600,000	607,115
Toyota Motor Credit Corp.
5.60%, 09/11/2025	170,000	170,358
4.55%, 08/07/2026	155,000	155,528
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025(a)	570,000	562,235
		2,135,011
Banks - 7.0%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	1,165,000	1,164,609
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	1,265,000	1,296,123
Bank of America NA, 5.53%, 08/18/2026	1,335,000	1,353,907
Bank of New York Mellon, 4.59% to 04/20/2026 then SOFR + 0.69%, 04/20/2027	1,250,000	1,252,859
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	270,000	266,549
Citibank NA, 4.58%, 05/29/2027	695,000	698,747
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(a)	250,000	254,579
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	290,000	292,130
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(a)	410,000	424,195
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	1,220,000	1,221,685
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	250,000	265,171
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	550,000	571,836
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	1,485,000	1,521,392

The accompanying notes are an integral part of these consolidated financial statements.

4

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Morgan Stanley, 5.19% to 04/17/2030 then SOFR + 1.51%, 04/17/2031	$770,000	$789,225
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	1,300,000	1,310,378
NatWest Markets PLC, 5.41%, 05/17/2029(a)	395,000	407,975
PNC Bank NA, 4.54% to 05/13/2026 then SOFR + 0.63%, 05/13/2027	785,000	785,382
State Street Corp., 4.54%, 02/28/2028	355,000	359,002
Toronto-Dominion Bank, 1.25%, 09/10/2026	635,000	612,715
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(a)	725,000	744,366
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	990,000	1,013,601
		16,606,426
Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	400,000	405,000
Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	505,000	515,924
Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	195,000	193,702
Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	170,000	172,362
Computers - 0.2%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	440,000	437,533
Cosmetics & Personal Care - 0.5%
Haleon US Capital LLC, 3.38%, 03/24/2027	755,000	743,848
Unilever Capital Corp., 4.25%, 08/12/2027	420,000	421,826
		1,165,674
Diversified Financial Services - 0.5%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	810,000	827,910
Air Lease Corp., 5.85%, 12/15/2027	440,000	455,015
		1,282,925
Electric - 1.0%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	225,000	229,960
Florida Power & Light Co.
5.05%, 04/01/2028	490,000	501,846
4.40%, 05/15/2028	610,000	614,506
Georgia Power Co., 5.00%, 02/23/2027	535,000	542,539
NSTAR Electric Co., 3.20%, 05/15/2027	400,000	393,279
Southern California Edison Co., 1.20%, 02/01/2026	125,000	121,841
		2,403,971
Electronics - 0.3%
Honeywell International, Inc.
4.65%, 07/30/2027	510,000	515,306
4.88%, 09/01/2029	185,000	189,340
		704,646

The accompanying notes are an integral part of these consolidated financial statements.

5

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Food - 1.8%
General Mills, Inc., 4.88%, 01/30/2030	$470,000	$477,671
Mars, Inc.
4.60%, 03/01/2028(a)	1,790,000	1,804,258
4.80%, 03/01/2030(a)	1,675,000	1,696,511
Sysco Corp., 3.25%, 07/15/2027	335,000	328,463
		4,306,903
Healthcare-Services - 0.5%
HCA, Inc., 5.00%, 03/01/2028	260,000	263,831
UnitedHealth Group, Inc.
4.40%, 06/15/2028	230,000	231,105
4.25%, 01/15/2029	685,000	683,367
		1,178,303
Insurance - 0.4%
Brown & Brown, Inc., 4.60%, 12/23/2026	310,000	311,443
Equitable Financial Life Global, 1.40%, 07/07/2025(a)	270,000	269,852
Metropolitan Life Global Funding I, 5.05%, 01/06/2028(a)	155,000	158,133
Principal Life Global Funding II, 0.88%, 01/12/2026(a)	275,000	269,851
		1,009,279
Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	210,000	215,107
Media - 0.0%(b)
Charter Communications Operating LLC, 4.91%, 07/23/2025	125,000	124,991
Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	200,000	205,598
Pharmaceuticals - 0.6%
AbbVie, Inc., 4.80%, 03/15/2029	200,000	203,876
Astrazeneca Finance LLC, 4.80%, 02/26/2027	185,000	187,031
CVS Health Corp.
2.88%, 06/01/2026	800,000	787,711
5.00%, 01/30/2029	135,000	137,022
		1,315,640
Pipelines - 0.7%
Enbridge, Inc., 6.00%, 11/15/2028	360,000	377,866
Energy Transfer LP, 6.05%, 12/01/2026	770,000	786,025
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027(a)	215,000	216,345
Williams Cos., Inc., 4.90%, 03/15/2029	260,000	263,537
		1,643,773
REITS - 0.9%
American Homes 4 Rent LP, 4.90%, 02/15/2029	200,000	202,219
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	235,000	234,081
Essex Portfolio LP, 1.70%, 03/01/2028	200,000	186,447
Kite Realty Group LP, 4.00%, 10/01/2026	575,000	569,878

The accompanying notes are an integral part of these consolidated financial statements.

6

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
REITS - (Continued)
Lineage OP LP, 5.25%, 07/15/2030(a)	$390,000	$392,076
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(a)	445,000	457,066
		2,041,767
Retail - 0.5%
Home Depot, Inc., 4.88%, 06/25/2027	320,000	324,986
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	465,000	473,191
4.20%, 04/01/2030	205,000	202,909
Walmart, Inc., 4.35%, 04/28/2030	120,000	121,329
		1,122,415
Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	260,000	262,343
Software - 0.1%
Oracle Corp., 4.80%, 08/03/2028	305,000	309,970
Telecommunications - 0.8%
AT&T, Inc., 2.30%, 06/01/2027	490,000	472,365
T-Mobile USA, Inc.
4.80%, 07/15/2028	320,000	324,194
4.85%, 01/15/2029	645,000	653,874
Verizon Communications, Inc., 2.10%, 03/22/2028	500,000	473,675
		1,924,108
TOTAL CORPORATE BONDS (Cost $43,247,370)		43,617,938
	Shares
COMMODITY POOL - 8.9%
Galaxy Commodity-Polaris II Fund LLC(c)(d)
Galaxy Plus Fund – Core Commodity I Feeder Fund (558) LLC	N/A	6,484,249
Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC	N/A	5,670,043
Galaxy Plus Fund – Millburn Resource Oppty Feeder Fund (557)	N/A	8,806,972
TOTAL COMMODITY POOL (Cost $22,830,682)		20,961,264
	Par
ASSET-BACKED SECURITIES - 8.2%
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028(a)	$250,000	252,501
BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.18%, 10/25/2027	250,000	248,795
Capital One Financial Corp., Series 2024-A1, Class A, 3.92%, 09/15/2029	600,000	598,021
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	400,000	402,632
Carvana Auto Receivables Trust
Series 2023-P1, Class A4, 5.94%, 01/10/2029(a)	500,000	509,257
Series 2024-P4, Class A3, 4.64%, 01/10/2030	500,000	500,494
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	250,000	249,308
Enterprise Fleet Financing, Series 2025-1, Class A3, 4.82%, 02/20/2029(a)	1,000,000	1,013,763
Financial Holding Corp., Series 2025-B, Class A, 4.85%, 02/15/2030(a)	1,250,000	1,266,614

The accompanying notes are an integral part of these consolidated financial statements.

7

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Ford Credit Auto Owner Trust
Series 2024-C, Class A3, 4.07%, 07/15/2029	$250,000	$249,252
Series 2024-D, Class A3, 4.61%, 08/15/2029	75,000	75,576
GM Financial Leasing Trust, Series 2024-3, Class A3, 4.21%, 10/20/2027	250,000	249,953
Honda Auto Receivables Owner Trust, Series 2024-4, Class A3, 4.33%, 05/15/2029	500,000	501,112
Hyundai Auto Receivables Trust, Series 2025-A, Class A2A, 4.33%, 12/15/2027	1,500,000	1,499,061
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52%, 03/15/2029(a)	350,000	350,464
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 06/17/2030(a)	1,250,000	1,259,563
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/2029	1,000,000	1,008,003
MVW Owner Trust, Series 2025-1A, Class A, 4.97%, 09/22/2042(a)	829,887	838,674
OneMain Financial Issuance Trust, Series 2025-1A, Class A, 4.82%, 07/14/2038(a)	750,000	754,069
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030(a)	500,000	501,956
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35%, 10/20/2027(a)	250,000	250,012
Tesla Auto Lease Trust, Series 2024-B, Class A3, 4.82%, 10/20/2027(a)	1,100,000	1,104,306
T-Mobile US Trust, Series 2024-2A, Class A, 4.25%, 05/21/2029(a)	250,000	250,227
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A3, 4.40%, 06/15/2029	350,000	350,936
Series 2025-A, Class A3, 4.64%, 08/15/2029	1,000,000	1,007,972
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027(a)	216,885	217,865
Verizon Master Trust, Series 2025-3, Class A1A, 4.51%, 03/20/2030	1,590,000	1,599,544
World Omni Auto Receivables Trust, Series 2024-A, Class A3, 4.86%, 03/15/2029	250,000	251,358
World Omni Auto Trust, Series 2025-A, Class A3, 4.73%, 03/15/2030	1,000,000	1,013,540
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2A, 4.35%, 12/15/2027	1,000,000	998,802
TOTAL ASSET-BACKED SECURITIES (Cost $19,269,335)		19,373,630
U.S. GOVERNMENT AGENCY ISSUES - 7.3%
Federal Farm Credit Banks Funding Corp
3.88%, 09/03/2026	400,000	399,674
1.00%, 10/07/2026	1,000,000	963,091
3.50%, 06/23/2027	425,000	421,902
4.25%, 01/14/2028	2,000,000	2,019,726
4.25%, 01/28/2028	2,388,000	2,416,845
3.80%, 04/26/2028	2,000,000	1,998,976
Federal Home Loan Banks
4.38%, 06/12/2026	500,000	501,383
3.63%, 09/04/2026	250,000	248,969
4.63%, 09/11/2026	250,000	252,085
4.00%, 10/09/2026	700,000	700,395
4.00%, 03/10/2027	3,000,000	3,011,033
4.50%, 03/12/2027	2,400,000	2,425,870

The accompanying notes are an integral part of these consolidated financial statements.

8

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - (Continued)
4.13%, 09/10/2027	$425,000	$427,524
4.25%, 12/10/2027	1,100,000	1,112,010
Federal National Mortgage Association, 1.88%, 09/24/2026	250,000	243,632
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $17,050,242)		17,143,115
MORTGAGE-BACKED SECURITIES - 6.5%
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 6.05% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor)(a)	1,000,000	1,000,437
Banc of America-Remic Trust, Series 2022-DKLX, Class A, 5.46% (1 mo. Term SOFR + 1.15%), 01/15/2039, (0.00% Floor)(a)	906,906	904,072
BX Trust
Series 2022-AHP, Class A, 5.30% (1 mo. Term SOFR + 0.99%), 01/17/2039, (0.99% Floor)(a)	900,000	899,438
Series 2023-DELC, Class A, 7.00% (1 mo. Term SOFR + 2.69%), 05/15/2038, (2.69% Floor)(a)	520,000	523,243
Fannie Mae Connecticut Avenue Securities
Series 2022-R04, Class 1M2, 7.41% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor)(a)	550,000	566,535
Series 2022-R07, Class 1M2, 8.96% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor)(a)	550,000	586,339
Series 2022-R08, Class 1M2, 7.91% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor)(a)	500,000	521,486
Series 2023-R01, Class 1M2, 8.06% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor)(a)	250,000	263,653
Series 2023-R02, Class 1M2, 7.66% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor)(a)	970,000	1,011,344
Series 2023-R04, Class 1M2, 7.86% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor)(a)	1,260,000	1,329,867
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, 8.81% (30 day avg SOFR US + 4.50%), 06/25/2042, (0.00% Floor)(a)	365,000	387,942
Series 2023-DNA2, Class M1B, 7.56% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor)(a)	945,000	990,137
ILPT Trust, Series 2022-LPF2, Class A, 6.56% (1 mo. Term SOFR + 2.25%), 10/15/2039, (2.25% Floor)(a)	960,000	958,800
KREST Commercial Mortgage Securities Trust, Series 2025-AIP4, Class A, 5.61% (1 mo. Term SOFR + 1.30%), 03/15/2042, (1.30% Floor)(a)	1,000,000	997,500
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.85% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor)(a)	250,000	249,375
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 5.72% (1 mo. Term SOFR + 1.40%), 03/15/2039, (1.40% Floor)(a)	825,000	824,484
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 5.95% (1 mo. Term SOFR + 1.64%), 03/15/2039, (1.64% Floor)(a)	761,000	761,474
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.30% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor)(a)	800,000	800,988

The accompanying notes are an integral part of these consolidated financial statements.

9

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
SREIT Trust
Series 2021-MFP2, Class A, 5.25% (1 mo. Term SOFR + 0.94%), 11/15/2036, (0.82% Floor)(a)	$975,000	$974,391
Series 2021-PALM, Class A, 5.02% (1 mo. Term SOFR + 0.70%), 10/15/2034, (0.59% Floor)(a)	700,000	696,938
TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,302,340)		15,248,443
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
Computershare Corporate Trust, Series 2024-SVEN, Class A, 6.01%, 06/10/2037(a)	500,000	514,269
Fannie Mae Connecticut Avenue Securities
Series 2023-R05, Class 1M2, 7.41% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor)(a)	750,000	782,503
Series 2023-R06, Class 1M2, 7.01% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor)(a)	600,000	619,314
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2023-HQA1, Class M1B, 7.81% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor)(a)	1,505,000	1,589,586
Series 2023-HQA3, Class M2, 7.66% (30 day avg SOFR US + 3.35%), 11/25/2043, (0.00% Floor)(a)	850,000	896,889
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038(a)	350,000	336,815
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039(a)(e)	750,000	766,373
Stellar Management, Series 2025-IP, Class A, 5.25%, 06/10/2042(a)(e)	750,000	760,742
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,254,269)		6,266,491
TOTAL INVESTMENTS - 75.7% (Cost $179,096,520)		$178,550,589
Money Market Deposit Account - 13.9%(f)(g)		32,826,806
Other Assets in Excess of Other Assets - 10.4%(h)		24,409,946
TOTAL NET ASSETS - 100.0%		$235,787,341

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $37,741,647 or 16.0% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
The accompanying notes are an integral part of these consolidated financial statements.

10

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)
(d)
Investment values using net asset value per share as practical expedient and is made through an investment in Galaxy Commodity – Polaris II Fund, LLC (“Galaxy”). Galaxy’s Investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”), which is a series fund for which each series invests in a separate master fund that is managed by a different sub-manager. The Platform identifies sub-managers that, in its judgement, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade independent of other sub-managers in the Platform. In a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in a certain limited circumstances. The individual series of the Platform offer weekly redemptions.

(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

(g)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $10,532.
(h)	Includes assets pledged as collateral for deriviative contracts. As of the reporting date, the net value of these assets totals $21,504,209
The accompanying notes are an integral part of these consolidated financial statements.

11

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	15	09/19/2025	$1,713,984	$9,041
3 Month Euribor	7	03/16/2026	2,024,725	(385)
3 Month Euribor	9	06/15/2026	2,602,821	(680)
3 Month Euribor	9	09/14/2026	2,601,760	(371)
3 Month Euribor	130	12/14/2026	37,556,100	(9,998)
3 Month Euribor	7	03/15/2027	2,020,809	(208)
3 Month Euribor	7	06/14/2027	2,019,262	13
3 Month Euribor	5	09/13/2027	1,441,226	(266)
3-Month Secured Overnight Financing Rate	1	06/16/2026	241,500	48
3-Month Secured Overnight Financing Rate	8	09/15/2026	1,936,400	1,850
3-Month Secured Overnight Financing Rate	12	12/15/2026	2,908,050	3,006
3-Month Secured Overnight Financing Rate	130	03/16/2027	31,515,250	72,567
3-Month Secured Overnight Financing Rate	7	06/15/2027	1,696,712	2,201
3-Month Secured Overnight Financing Rate	8	09/14/2027	1,938,100	2,612
3-Month Secured Overnight Financing Rate	7	12/14/2027	1,694,787	2,389
3-Month Secured Overnight Financing Rate	37	03/14/2028	8,952,613	16,674
Arabica Coffee	4	09/18/2025	450,150	(83,149)
Austrailian Government 10 Year Bonds	63	09/15/2025	4,752,511	16,252
Austrailian Government 3 Year Bonds	2	09/15/2025	141,820	(120)
Australian Dollar	39	09/15/2025	2,569,905	14,158
Brent Crude Oil	44	07/31/2025	2,936,560	(251,047)
Brent Crude Oil	10	08/29/2025	658,600	(50,002)
Brent Crude Oil	2	09/30/2025	130,500	(8,102)
Brent Crude Oil	1	10/31/2025	64,910	(8,041)
Brent Crude Oil	1	11/28/2025	64,770	(101)
British Pound	43	09/15/2025	3,688,594	20,679
CAC40 10 Euro Index	21	07/18/2025	1,897,330	610
Canadian 10 Year Government Bonds	3	09/18/2025	268,772	1,215
Canadian Dollar	17	09/16/2025	1,252,560	6,782
CME Bitcoin Reference Rate (BRR)	4	07/25/2025	2,164,700	36,573
Copper	8	09/26/2025	1,016,500	(4,679)
Crude Oil	40	07/22/2025	2,604,400	(146,806)
Crude Oil	8	08/20/2025	510,800	(22,964)
Crude Oil	2	09/22/2025	125,520	(7,274)
Crude Oil	1	10/21/2025	62,060	(192)
Crude Oil	1	11/20/2025	61,650	58
Crude Soybean Oil	23	12/12/2025	727,950	(27,353)
Dow Jones Industrial Average Index	6	09/19/2025	1,331,670	52,029
Ether Dollar Reference Rate	1	07/25/2025	126,600	505
Euro	25	09/15/2025	3,698,750	37,700
Euro BUXL 30 Year Bonds	1	09/08/2025	139,870	353
Euro STOXX 50 Quanto Index	35	09/19/2025	2,196,235	5,029
Euro-BOBL	55	09/08/2025	7,624,186	(27,066)
Euro-BTP Italian Government Bonds	27	09/08/2025	3,848,374	2,417
Euro-Bund	3	09/08/2025	459,932	(2)
Euro-Schatz	182	09/08/2025	22,993,062	(34,765)

The accompanying notes are an integral part of these consolidated financial statements.

12

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2025 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
French Government Bonds	18	09/08/2025	$2,625,800	$(5,841)
FTSE 100 Index	18	09/19/2025	2,171,677	(10,534)
FTSE China A50 Index	67	07/30/2025	896,996	(9,842)
FTSE/MIB Index	1	09/19/2025	234,719	5,458
German Stock Index	4	09/19/2025	2,832,860	51,690
Gold	10	08/27/2025	3,307,700	(36,602)
Hang Seng Index	22	07/30/2025	3,374,850	(44,606)
ICE 3 Month SONIA Rate	1	06/16/2026	331,271	256
ICE 3 Month SONIA Rate	3	09/15/2026	994,482	701
ICE 3 Month SONIA Rate	3	12/15/2026	994,688	443
ICE 3 Month SONIA Rate	20	03/16/2027	6,630,909	13,524
ICE 3 Month SONIA Rate	2	06/15/2027	662,885	616
ICE 3 Month SONIA Rate	1	09/14/2027	331,322	274
ICE 3 Month SONIA Rate	1	12/14/2027	331,202	256
Japanese Yen	2	09/15/2025	174,862	(61)
KOSPI 200 Index	12	09/11/2025	925,052	4,511
Lean Hogs	1	08/14/2025	43,000	(633)
Live Cattle	2	08/29/2025	171,100	3,295
London Cocoa	1	09/15/2025	81,521	(5,231)
London Metals - Aluminum(a)	8	09/15/2025	520,012	18,513
London Metals - Copper(a)	9	09/15/2025	2,223,603	58,852
London Metals - Nickel(a)	1	09/15/2025	91,175	52
London Metals - Zinc(a)	3	09/15/2025	206,451	4,991
Long Gilt	1	09/26/2025	127,697	(619)
Low Sulphur Gas Oil	41	08/12/2025	2,710,100	(200,675)
Low Sulphur Gas Oil	7	09/11/2025	457,100	(6,733)
Low Sulphur Gas Oil	1	10/10/2025	64,875	324
Mexican Peso	33	09/15/2025	872,850	12,143
MSCI Emerging Markets Index	7	09/19/2025	431,725	1,830
MSCI Singapore Index	1	07/30/2025	32,344	292
Nasdaq 100 Index	7	09/19/2025	3,205,055	80,585
Natural Gas	7	07/29/2025	241,920	(25,544)
New Zealand Dollar	7	09/15/2025	427,735	3,019
Nifty 50 Index	8	07/31/2025	409,616	(356)
Nikkei 225 Index	10	09/11/2025	2,813,097	71,578
Nikkei 225 Index	2	09/11/2025	280,928	16
NY Harbor ULSD	35	07/31/2025	3,346,161	(95,143)
NY Harbor ULSD	2	08/29/2025	189,151	(11,197)
NY Harbor ULSD	1	09/30/2025	94,038	1,145
Platinum	1	10/29/2025	67,150	(2,257)
Reformulated Gasoline Blendstock	13	07/31/2025	1,131,367	(83,413)
Russell 2000 Index	2	09/19/2025	219,170	2,651
S&P 500 Index	9	09/19/2025	2,814,187	57,062
S&P/Toronto Stock Exchange 60 Index	2	09/18/2025	469,983	1,892
SGX FTSE Taiwan Index	5	07/30/2025	364,700	132
Silver	9	09/26/2025	1,627,740	(6,746)

The accompanying notes are an integral part of these consolidated financial statements.

13

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2025 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Soybean Meal	1	12/12/2025	$28,930	$68
Swiss Franc	9	09/15/2025	1,431,731	19,638
TOPIX Index	12	09/11/2025	2,379,501	44,988
U.S. Treasury 10 Year Notes	59	09/19/2025	6,615,375	37,376
U.S. Treasury 2 Year Notes	61	09/30/2025	12,689,430	23,517
U.S. Treasury 5 Year Note	70	09/30/2025	7,630,000	23,026
U.S. Treasury Long Bonds	12	09/19/2025	1,385,625	6,990
U.S. Treasury Ultra Bonds	8	09/19/2025	953,000	3,709
Zinc - 90 day settlement(a)	1	08/20/2025	68,693	1,257
				$ (368,173)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(13)	09/11/2025	$1,255,720	$(4,039)
Arabica Coffee	(1)	09/18/2025	112,538	9,991
ASX SPI 200 Index	(2)	09/18/2025	280,931	426
Austrailian Government 3 Year Bonds	(6)	09/15/2025	425,459	(903)
Australian Dollar	(1)	09/15/2025	65,895	(207)
BOVESPA Index	(119)	08/13/2025	618,547	3,635
British Pound	(6)	09/15/2025	514,688	(4,561)
Canadian Dollar	(10)	09/16/2025	736,800	(1,146)
Corn No. 2 Yellow	(98)	12/12/2025	2,084,950	59,435
Cotton No.2	(10)	12/08/2025	340,650	(1,561)
Dollar Index	(4)	09/15/2025	385,972	7,544
Dow Jones Industrial Average Index	(1)	09/19/2025	221,945	(77)
Euro	(1)	09/15/2025	147,950	(627)
Euro BUXL 30 Year Bonds	(2)	09/08/2025	279,740	2,685
Euro STOXX 50 Quanto Index	(5)	09/19/2025	313,748	31
Euro-BOBL	(6)	09/08/2025	831,729	(124)
Euro-Bund	(25)	09/08/2025	3,832,766	10,544
Euro-Schatz	(45)	09/08/2025	5,685,098	1,629
FTSE 100 Index	(6)	09/19/2025	723,892	3,769
Gold	(1)	08/27/2025	330,770	2,808
Hang Seng China Enterprises Index	(2)	07/30/2025	110,434	763
Hard Red Winter Wheat	(20)	09/12/2025	526,750	41,812
Japanese 10 Year Government Bonds	(3)	09/12/2025	2,896,149	(10,557)
Japanese Yen	(11)	09/15/2025	961,744	(2,747)
Lean Hogs	(1)	08/14/2025	43,000	2,058
London Metals - Aluminum(a)	(16)	09/15/2025	1,040,024	(51,255)
London Metals - Copper(a)	(2)	09/15/2025	494,134	(6,941)
London Metals - Nickel(a)	(1)	09/15/2025	91,175	(1,504)
London Metals - Zinc(a)	(9)	09/15/2025	619,353	(10,808)
Long Gilt	(22)	09/26/2025	2,809,339	(27,741)
Natural Gas	(18)	07/29/2025	622,080	21,621
Natural Gas	(5)	07/30/2025	144,159	884

The accompanying notes are an integral part of these consolidated financial statements.

14

LOCORR HEDGED CORE FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2025 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Natural Gas	(4)	08/27/2025	$139,600	$6,592
Natural Gas	(2)	09/26/2025	71,860	2,856
Natural Gas	(1)	10/29/2025	39,850	1,158
Natural Gas	(1)	11/25/2025	45,600	(242)
New Zealand Dollar	(1)	09/15/2025	61,105	(292)
Nikkei 225 Index	(1)	09/11/2025	140,464	363
Reformulated Gasoline Blendstock	(2)	07/31/2025	174,056	575
Reformulated Gasoline Blendstock	(1)	08/29/2025	85,772	(145)
Russell 2000 Index	(6)	09/19/2025	657,510	(18,362)
S&P 500 Index	(2)	09/19/2025	625,375	(328)
SET50 Index	(10)	09/29/2025	43,244	312
Soybean Meal	(56)	12/12/2025	1,620,080	16,071
Soybeans	(40)	11/14/2025	2,054,000	41,397
Sugar #11	(34)	09/30/2025	616,896	22,903
Swiss Franc	(2)	09/15/2025	318,163	(3,641)
U.S. Treasury 2 Year Notes	(50)	09/30/2025	10,401,172	(7,536)
U.S. Treasury 5 Year Note	(2)	09/30/2025	218,000	(315)
U.S. Treasury Long Bonds	(8)	09/19/2025	923,750	(24,260)
U.S. Treasury Ultra Bonds	(6)	09/19/2025	714,750	(12,288)
Wheat	(13)	09/12/2025	349,863	4,852
Wheat	(26)	12/12/2025	728,000	44,971
Zinc - 90 day settlement(a)	(1)	08/20/2025	68,693	(1,657)
				$117,821
Net Unrealized Appreciation (Depreciation)				$ (250,352)

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

15

LoCorr Hedged Core Fund
Consolidated Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	07/01/2025	AUD	85,000	USD	55,561	$382
Bank of America	07/02/2025	AUD	79,000	USD	51,909	86
Bank of America	09/17/2025	AUD	1,962,000	USD	1,276,863	16,585
Bank of America	07/02/2025	CAD	18,000	USD	13,172	47
Bank of America	07/16/2025	CAD	4,420,000	USD	3,234,714	13,975
Bank of America	09/17/2025	CAD	1,327,000	USD	976,780	1,647
Bank of America	07/01/2025	CHF	14,000	USD	17,504	143
Bank of America	07/02/2025	CHF	98,000	USD	122,834	708
Bank of America	09/17/2025	CHF	4,293,000	USD	5,302,897	162,507
Bank of America	07/16/2025	CNH	27,320,000	USD	3,812,686	8,946
Bank of America	07/01/2025	EUR	143,000	USD	167,587	871
Bank of America	07/02/2025	EUR	289,000	USD	339,015	1,457
Bank of America	07/16/2025	EUR	5,320,000	USD	6,130,208	143,571
Bank of America	09/17/2025	EUR	5,012,000	USD	5,802,190	133,257
Bank of America	07/02/2025	GBP	53,000	USD	72,752	(1)
Bank of America	07/16/2025	GBP	1,760,000	USD	2,382,027	34,023
Bank of America	09/17/2025	GBP	5,858,000	USD	7,915,985	129,151
Bank of America	07/01/2025	JPY	13,890,000	USD	96,031	435
Bank of America	07/02/2025	JPY	7,883,000	USD	54,649	104
Bank of America	07/16/2025	JPY	369,000,000	USD	2,571,462	(4,138)
Bank of America	08/20/2025	JPY	41,000,000	USD	283,597	2,819
Bank of America	09/17/2025	JPY	34,053,000	USD	238,829	(208)
Bank of America	07/16/2025	MXN	37,040,000	USD	1,927,091	43,366
Bank of America	09/17/2025	MXN	45,833,000	USD	2,389,086	32,677
Bank of America	07/01/2025	NZD	7,000	USD	4,245	22
Bank of America	09/17/2025	NZD	2,287,000	USD	1,383,108	14,705
Bank of America	07/01/2025	USD	55,722	AUD	85,000	(222)
Bank of America	07/02/2025	USD	51,685	AUD	79,000	(310)
Bank of America	09/17/2025	USD	1,222,611	AUD	1,872,000	(11,504)
Bank of America	07/02/2025	USD	13,206	CAD	18,000	(14)
Bank of America	07/16/2025	USD	6,371,214	CAD	8,710,000	(30,615)
Bank of America	09/17/2025	USD	2,074,202	CAD	2,821,000	(5,786)
Bank of America	07/01/2025	USD	17,524	CHF	14,000	(122)
Bank of America	07/02/2025	USD	123,354	CHF	98,000	(188)
Bank of America	09/17/2025	USD	577,284	CHF	460,000	(8,341)
Bank of America	07/16/2025	USD	3,963,926	CNH	28,420,000	(11,578)
Bank of America	08/20/2025	USD	1,326,185	CNH	9,470,000	(2,214)
Bank of America	07/01/2025	USD	167,643	EUR	143,000	(815)
Bank of America	07/02/2025	USD	339,892	EUR	289,000	(581)
Bank of America	07/16/2025	USD	4,418,285	EUR	3,830,000	(98,364)
Bank of America	09/17/2025	USD	1,374,318	EUR	1,177,000	(19,541)
Bank of America	07/02/2025	USD	72,636	GBP	53,000	(115)
Bank of America	07/16/2025	USD	4,792,979	GBP	3,530,000	(52,849)
Bank of America	09/17/2025	USD	1,169,941	GBP	858,000	(8,401)
Bank of America	07/01/2025	USD	96,295	JPY	13,890,000	(171)
Bank of America	07/02/2025	USD	54,791	JPY	7,883,000	38

The accompanying notes are an integral part of these consolidated financial statements.

16

LoCorr Hedged Core Fund
Consolidated Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	07/16/2025	USD	4,125,502	JPY	591,000,000	$13,609
Bank of America	08/20/2025	USD	2,200,141	JPY	316,000,000	(7,362)
Bank of America	09/17/2025	USD	568,622	JPY	81,496,000	(2,450)
Bank of America	07/16/2025	USD	1,058,018	MXN	20,180,000	(15,519)
Bank of America	07/01/2025	USD	4,251	NZD	7,000	(16)
Bank of America	09/17/2025	USD	213,122	NZD	352,000	(2,020)
Deutsche Bank	07/16/2025	AUD	3,700,000	USD	2,411,774	24,108
Deutsche Bank	08/20/2025	AUD	380,000	USD	248,111	2,255
Deutsche Bank	07/16/2025	BRL	17,060,000	USD	2,969,235	157,940
Deutsche Bank	07/16/2025	CAD	2,260,000	USD	1,651,867	9,228
Deutsche Bank	07/16/2025	CHF	4,540,000	USD	5,603,952	130,226
Deutsche Bank	07/17/2025	CLP	410,000,000	USD	438,519	1,573
Deutsche Bank	07/16/2025	CNH	11,870,000	USD	1,657,332	3,091
Deutsche Bank	07/16/2025	EUR	920,000	USD	1,067,361	17,578
Deutsche Bank	07/16/2025	GBP	920,000	USD	1,245,590	17,346
Deutsche Bank	07/16/2025	ILS	880,000	USD	256,150	5,128
Deutsche Bank	08/20/2025	ILS	50,000	USD	14,773	78
Deutsche Bank	07/16/2025	INR	33,560,000	USD	390,627	410
Deutsche Bank	08/20/2025	INR	24,740,000	USD	287,695	140
Deutsche Bank	07/16/2025	JPY	222,000,000	USD	1,532,542	12,027
Deutsche Bank	08/20/2025	JPY	63,000,000	USD	438,153	1,951
Deutsche Bank	07/16/2025	KRW	634,000,000	USD	464,479	5,797
Deutsche Bank	08/20/2025	KRW	168,000,000	USD	124,032	861
Deutsche Bank	07/16/2025	MXN	19,750,000	USD	1,033,924	16,738
Deutsche Bank	07/16/2025	NOK	11,610,000	USD	1,152,126	(156)
Deutsche Bank	07/16/2025	NZD	2,980,000	USD	1,794,933	22,504
Deutsche Bank	08/20/2025	NZD	40,000	USD	24,292	133
Deutsche Bank	07/16/2025	PLN	3,700,000	USD	995,275	30,841
Deutsche Bank	07/16/2025	SEK	7,530,000	USD	790,268	6,518
Deutsche Bank	07/16/2025	SGD	1,080,000	USD	842,041	8,423
Deutsche Bank	07/16/2025	USD	2,389,861	AUD	3,700,000	(46,020)
Deutsche Bank	08/20/2025	USD	91,557	AUD	140,000	(683)
Deutsche Bank	07/16/2025	USD	277,429	BRL	1,540,000	(4,859)
Deutsche Bank	07/16/2025	USD	7,514,843	CHF	6,110,000	(202,300)
Deutsche Bank	07/17/2025	USD	238,453	CLP	224,000,000	(1,988)
Deutsche Bank	07/16/2025	USD	1,501,755	CNH	10,770,000	(4,796)
Deutsche Bank	07/16/2025	USD	981,633	EUR	850,000	(20,757)
Deutsche Bank	07/16/2025	USD	134,757	GBP	100,000	(2,518)
Deutsche Bank	07/16/2025	USD	250,890	ILS	880,000	(10,389)
Deutsche Bank	07/16/2025	USD	389,873	INR	33,560,000	(1,163)
Deutsche Bank	07/16/2025	USD	464,017	KRW	634,000,000	(6,259)
Deutsche Bank	08/20/2025	USD	88,033	KRW	119,000,000	(433)
Deutsche Bank	07/16/2025	USD	1,151,036	NOK	11,610,000	(933)
Deutsche Bank	08/20/2025	USD	1,000,000	NOK	99,013	(231)
Deutsche Bank	07/16/2025	USD	1,790,053	NZD	2,980,000	(27,384)
Deutsche Bank	08/20/2025	USD	316,271	NZD	520,000	(1,253)

The accompanying notes are an integral part of these consolidated financial statements.

17

LoCorr Hedged Core Fund
Consolidated Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	07/16/2025	USD	198,542	PLN	730,000	$(3,908)
Deutsche Bank	07/16/2025	USD	1,462,612	SEK	13,950,000	(13,505)
Deutsche Bank	07/16/2025	USD	587,334	SGD	750,000	(3,266)
Deutsche Bank	07/16/2025	USD	1,117,507	ZAR	20,110,000	(16,937)
Deutsche Bank	08/20/2025	USD	76,230	ZAR	1,360,000	(292)
Deutsche Bank	07/16/2025	ZAR	20,110,000	USD	1,126,002	8,442
Net Unrealized Appreciation (Depreciation)						$584,992

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these consolidated financial statements.

18

LoCorr Hedged Core Fund
Consolidated Schedule of Swap Contracts
June 30, 2025 (Unaudited)
LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized (Depreciation)	Counterparty
07-20-2029	LoCorr HC Basket#	0.50%	Quarterly	$45,628,071	$(599,189)	$ —	$(599,189)	Deutsche Bank AG

The underlying components of the basket as of June 30, 2025 are shown below:#

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts:
Purchase Contracts:(1)
Natural Gas	Jan-26	458	$20,939,069	13.21%
WTI Crude (NYMEX)	Jul-25	233	15,113,641	9.54%
Natural Gas	Aug-25	176	6,125,913	3.87%
Brent Crude (ICE)	Jul-25	78	5,149,182	3.25%
Natural Gas	Feb-26	63	2,609,864	1.65%
Natural Gas	Apr-26	62	2,396,836	1.51%
Natural Gas (NYMEX)	Feb-26	172	1,768,308	1.12%
Heating Oil	Jul-25	17	1,641,680	1.04%
Natural Gas	Sep-25	41	1,476,872	0.93%
Copper (COMEX)	Dec-25	11	1,390,860	0.88%
Low Sulphur Gasoil	Jul-25	18	1,201,877	0.76%
Natural Gas (NYMEX)	Sep-27	93	897,772	0.57%
Natural Gas (NYMEX)	Jul-27	93	890,418	0.56%
Natural Gas (NYMEX)	Jun-27	93	879,327	0.55%
Natural Gas (NYMEX)	Aug-27	90	853,488	0.54%
Lean Hogs	Jul-25	19	827,072	0.52%
Natural Gas (NYMEX)	May-27	90	811,921	0.51%
Natural Gas (NYMEX)	Apr-27	93	806,244	0.51%
Natural Gas (NYMEX)	Mar-27	90	788,878	0.50%
Endex Dutch TTF Gas Future	Feb-26	26	780,127	0.49%
Lean Hogs	Oct-25	20	755,372	0.48%
Copper (LME)	Sep-25	3	729,522	0.46%
Coffee	Sep-25	5	607,517	0.38%
Soybean Meal	Sep-25	19	538,155	0.34%
Gasoline RBOB	Aug-25	6	492,250	0.31%
Live Cattle	Aug-25	6	490,722	0.31%
Total Purchase Contracts			70,962,887	44.79%
Sale Contracts:(1)
Natural Gas	Dec-25	(495)	24,112,887	15.22%
WTI Crude (NYMEX)	Aug-25	(193)	12,274,196	7.74%
Natural Gas	Jul-25	(239)	8,258,822	5.21%
Brent Crude (ICE)	Aug-25	(56)	3,694,937	2.33%
Futures Contracts - (Continued)
Sale Contracts - (Continued)

The accompanying notes are an integral part of these consolidated financial statements.

19

LoCorr Hedged Core Fund
Consolidated Schedule of Swap Contracts
June 30, 2025 (Unaudited)(Continued)

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Soybean	Nov-25	(56)	$2,907,915	1.83%
Natural Gas	Oct-25	(73)	2,898,881	1.83%
Natural Gas	Nov-25	(45)	2,070,242	1.31%
Lean Hogs	Aug-25	(46)	1,984,569	1.25%
Milling Wheat	Sep-25	(132)	1,512,895	0.95%
Corn	Dec-25	(65)	1,380,862	0.87%
Copper (COMEX)	Sep-25	(9)	1,194,739	0.75%
Wheat	Dec-25	(37)	1,048,228	0.66%
WTI Crude (NYMEX)	Sep-25	(16)	983,092	0.62%
Natural Gas (NYMEX)	Mar-26	(84)	805,287	0.51%
Natural Gas	Mar-26	(20)	768,419	0.48%
Gold	Aug-25	2	741,758	0.47%
Platinum	Oct-25	(9)	631,870	0.40%
Gasoline RBOB	Jul-25	(7)	621,816	0.39%
Nickel	Sep-25	(6)	589,162	0.37%
Heating Oil	Aug-25	(6)	581,797	0.37%
Endex Dutch TTF Gas Future	Dec-25	(17)	537,478	0.34%
Soybean Meal	Aug-25	(19)	530,409	0.33%
Aluminum	Sep-25	(8)	520,846	0.33%
Total Sale Contracts			70,651,107	44.56%
Other Futures Contracts			12,241,169	7.74%
Total Futures Contracts			153,855,163	97.09%
Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$3,896,721	2.46%
Other Cash and Foreign Currency			592,738	0.37%
Total Cash and Foreign Currency			4,489,459	2.83%
Forward Currency Contracts			134,699	0.08%
Total Underlying Positions			$158,479,321	100.00%

#
The investment is not a direct holding of LoCorr Hedged Core Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.
The accompanying notes are an integral part of these consolidated financial statements.

20

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 24.6%
United States Treasury Note
4.50%, 07/15/2026	$1,730,000	$1,739,022
1.38%, 10/31/2028	13,010,000	12,061,185
3.75%, 12/31/2028	5,520,000	5,523,450
4.25%, 02/28/2029	31,920,000	32,477,353
4.63%, 04/30/2029	39,715,000	40,951,440
3.25%, 06/30/2029	7,810,000	7,666,308
4.00%, 02/28/2030	14,265,000	14,401,520
TOTAL U.S. TREASURY SECURITIES (Cost $113,164,507)		114,820,278
CORPORATE BONDS - 20.3%
Aerospace & Defense - 0.6%
Boeing Co., 3.25%, 02/01/2028	1,595,000	1,546,839
L3Harris Technologies, Inc., 5.40%, 01/15/2027	935,000	950,425
RTX Corp., 4.13%, 11/16/2028	430,000	428,220
		2,925,484
Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029	795,000	802,287
Apparel - 0.1%
Tapestry, Inc., 5.10%, 03/11/2030	385,000	389,737
Auto Manufacturers - 0.9%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	1,425,000	1,435,715
General Motors Financial Co., Inc., 5.35%, 01/07/2030	1,275,000	1,290,119
Toyota Motor Credit Corp.
5.60%, 09/11/2025	395,000	395,833
4.55%, 08/07/2026	320,000	321,091
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025(a)	850,000	838,420
		4,281,178
Banks - 7.5%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	2,495,000	2,494,163
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	2,720,000	2,786,920
Bank of America NA, 5.53%, 08/18/2026	3,290,000	3,336,595
Bank of New York Mellon, 4.59% to 04/20/2026 then SOFR + 0.69%, 04/20/2027	2,850,000	2,856,519
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	590,000	582,459
Citibank NA, 4.58%, 05/29/2027	1,530,000	1,538,250
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(a)	325,000	330,952
Credit Suisse AG, 5.00%, 07/09/2027	700,000	710,711
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	385,000	387,828
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(a)	935,000	967,371
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	2,635,000	2,638,640
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	535,000	567,465

The accompanying notes are an integral part of these consolidated financial statements.

21

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	$825,000	$857,754
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	3,180,000	3,257,929
Morgan Stanley, 5.19% to 04/17/2030 then SOFR + 1.51%, 04/17/2031	1,680,000	1,721,946
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	2,390,000	2,409,080
NatWest Markets PLC, 5.41%, 05/17/2029(a)	885,000	914,069
PNC Bank NA, 4.54% to 05/13/2026 then SOFR + 0.63%, 05/13/2027	1,740,000	1,740,847
State Street Corp., 4.54%, 02/28/2028	765,000	773,624
Toronto-Dominion Bank, 1.25%, 09/10/2026	1,375,000	1,326,746
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(a)	860,000	882,972
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	2,130,000	2,180,778
		35,263,618
Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	845,000	855,562
Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	1,095,000	1,118,687
Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	420,000	417,203
Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	420,000	425,837
Computers - 0.2%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	950,000	944,673
Cosmetics & Personal Care - 0.6%
Haleon US Capital LLC, 3.38%, 03/24/2027	1,690,000	1,665,037
Unilever Capital Corp., 4.25%, 08/12/2027	970,000	974,218
		2,639,255
Diversified Financial Services - 0.6%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	1,840,000	1,880,683
Air Lease Corp., 5.85%, 12/15/2027	980,000	1,013,443
		2,894,126
Electric - 1.4%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	495,000	505,912
Florida Power & Light Co.
5.05%, 04/01/2028	1,055,000	1,080,504
4.40%, 05/15/2028	1,310,000	1,319,677
Georgia Power Co., 5.00%, 02/23/2027	1,165,000	1,181,417
NSTAR Electric Co., 3.20%, 05/15/2027	870,000	855,382
Southern California Edison Co., 1.20%, 02/01/2026	255,000	248,555
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	1,190,187	1,196,579
		6,388,026

The accompanying notes are an integral part of these consolidated financial statements.

22

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electronics - 0.3%
Honeywell International, Inc.
4.65%, 07/30/2027	$1,080,000	$1,091,237
4.88%, 09/01/2029	425,000	434,969
		1,526,206
Food - 2.0%
General Mills, Inc., 4.88%, 01/30/2030	1,015,000	1,031,567
Mars, Inc.
4.60%, 03/01/2028(a)	3,855,000	3,885,706
4.80%, 03/01/2030(a)	3,845,000	3,894,378
Sysco Corp., 3.25%, 07/15/2027	730,000	715,755
		9,527,406
Healthcare-Services - 0.5%
HCA, Inc., 5.00%, 03/01/2028	550,000	558,103
UnitedHealth Group, Inc.
4.40%, 06/15/2028	515,000	517,475
4.25%, 01/15/2029	1,435,000	1,431,579
		2,507,157
Insurance - 0.5%
Brown & Brown, Inc., 4.60%, 12/23/2026	660,000	663,072
Equitable Financial Life Global, 1.40%, 07/07/2025(a)	600,000	599,672
Metropolitan Life Global Funding I, 5.05%, 01/06/2028(a)	330,000	336,670
Principal Life Global Funding II, 0.88%, 01/12/2026(a)	615,000	603,486
		2,202,900
Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	460,000	471,187
Media - 0.1%
Charter Communications Operating LLC, 4.91%, 07/23/2025	289,000	288,979
Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	415,000	426,616
Pharmaceuticals - 0.6%
AbbVie, Inc., 4.80%, 03/15/2029	435,000	443,431
Astrazeneca Finance LLC, 4.80%, 02/26/2027	375,000	379,117
CVS Health Corp.
2.88%, 06/01/2026	1,720,000	1,693,579
5.00%, 01/30/2029	280,000	284,193
		2,800,320
Pipelines - 0.8%
Enbridge, Inc., 6.00%, 11/15/2028	755,000	792,468
Energy Transfer LP, 6.05%, 12/01/2026	1,665,000	1,699,652
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027(a)	450,000	452,815
Williams Cos., Inc., 4.90%, 03/15/2029	550,000	557,484
		3,502,419

The accompanying notes are an integral part of these consolidated financial statements.

23

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
REITS - 1.0%
American Homes 4 Rent LP, 4.90%, 02/15/2029	$415,000	$419,605
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	510,000	508,006
Essex Portfolio LP, 1.70%, 03/01/2028	420,000	391,538
Kite Realty Group LP, 4.00%, 10/01/2026	1,310,000	1,298,329
Lineage OP LP, 5.25%, 07/15/2030(a)	840,000	844,472
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(a)	950,000	975,759
		4,437,709
Retail - 0.5%
Home Depot, Inc., 4.88%, 06/25/2027	705,000	715,985
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	1,000,000	1,017,616
4.20%, 04/01/2030	430,000	425,614
Walmart, Inc., 4.35%, 04/28/2030	270,000	272,989
		2,432,204
Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	545,000	549,911
Software - 0.1%
Oracle Corp., 4.80%, 08/03/2028	685,000	696,163
Telecommunications - 0.9%
AT&T, Inc., 2.30%, 06/01/2027	1,065,000	1,026,671
T-Mobile USA, Inc.
4.80%, 07/15/2028	700,000	709,174
4.85%, 01/15/2029	1,355,000	1,373,642
Verizon Communications, Inc., 2.10%, 03/22/2028	1,130,000	1,070,507
		4,179,994
TOTAL CORPORATE BONDS (Cost $93,507,323)		94,894,844
	Shares
COMMODITY POOL - 13.5%
Galaxy Commodity - Polaris Fund LLC(b)(c)
Galaxy Plus Fund – Core Commodity I Feeder Fund (558) LLC	N/A	21,315,818
Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC	N/A	24,352,038
Galaxy Plus Fund – Millburn Resource Oppty Feeder Fund (557)	N/A	17,539,455
TOTAL COMMODITY POOL (Cost $87,150,934)		63,207,311
	Par
MORTGAGE-BACKED SECURITIES - 9.5%
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 6.00% (1 mo. Term SOFR + 1.69%), 07/15/2041(a)	$500,000	500,782
Banc of America-Remic Trust, Series 2022-DKLX, Class A, 5.46% (1 mo. Term SOFR + 1.15%), 01/15/2039(a)	2,493,992	2,486,198

The accompanying notes are an integral part of these consolidated financial statements.

24

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
BX Trust
Series 2021-XL2, Class B, 5.42% (1 mo. Term SOFR + 1.11%), 10/15/2038(a)	$2,450,000	$2,448,469
Series 2023-DELC, Class A, 7.00% (1 mo. Term SOFR + 2.69%), 05/15/2038(a)	700,000	704,366
Citigroup Commercial Mortgage Trust, Series 2021-PRM2, Class A, 5.38% (1 mo. Term SOFR + 1.06%), 10/15/2038(a)	1,050,000	1,046,137
Commercial Mortgage Pass Through Certificates, Series 2015-CR27, Class AM, 3.98%, 10/10/2048	1,000,000	990,708
Credit Suisse Mortgage Capital Certificates, Series 2017-CALI, Class A, 3.43%, 11/10/2032(a)	1,750,000	1,417,587
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, 5.55% (1 mo. Term SOFR + 1.23%), 11/15/2038(a)	2,646,919	2,643,610
Fannie Mae Connecticut Avenue Securities
Series 2022-R04, Class 1M2, 7.41% (30 day avg SOFR US + 3.10%), 03/25/2042(a)	1,640,000	1,689,305
Series 2022-R05, Class 2M2, 7.31% (30 day avg SOFR US + 3.00%), 04/25/2042(a)	130,000	133,481
Series 2022-R06, Class 1M2, 8.16% (30 day avg SOFR US + 3.85%), 05/25/2042(a)	915,000	956,730
Series 2022-R07, Class 1M2, 8.96% (30 day avg SOFR US + 4.65%), 06/25/2042(a)	1,870,000	1,993,554
Series 2022-R08, Class 1M2, 7.91% (30 day avg SOFR US + 3.60%), 07/25/2042(a)	2,140,000	2,231,959
Series 2023-R01, Class 1M2, 8.06% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	2,830,000	2,984,553
Series 2023-R02, Class 1M2, 7.66% (30 day avg SOFR US + 3.35%), 01/25/2043(a)	2,000,000	2,085,246
Series 2023-R04, Class 1M2, 7.86% (30 day avg SOFR US + 3.55%), 05/25/2043(a)	2,000,000	2,110,900
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A1, 2.76%, 09/25/2025	208,070	207,410
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, 8.81% (30 day avg SOFR US + 4.50%), 06/25/2042(a)	1,485,000	1,578,338
Series 2022-DNA6, Class M1B, 8.01% (30 day avg SOFR US + 3.70%), 09/25/2042(a)	1,830,000	1,927,795
Series 2023-DNA1, Class M1B, 7.41% (30 day avg SOFR US + 3.10%), 03/25/2043(a)	760,000	791,350
Series 2023-DNA2, Class M1B, 7.56% (30 day avg SOFR US + 3.25%), 04/25/2043(a)	2,195,000	2,299,842
FRESB Multifamily Structured Pass Through Certificates, Series 2016-SB23, Class A10F, 2.31%, 09/25/2026(d)	393,228	385,920
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(d)	675,104	610,593
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	800,624	776,605
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.23% (1 mo. Term SOFR + 0.92%), 04/15/2038(a)	246,786	246,786

The accompanying notes are an integral part of these consolidated financial statements.

25

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75%, 03/25/2056(a)(d)	$76,056	$73,379
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 5.95% (1 mo. Term SOFR + 1.64%), 03/15/2039(a)	700,000	700,436
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.30% (1 mo. Term SOFR + 1.99%), 08/15/2029(a)	1,000,000	1,001,236
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 5.31% (1 mo. Term SOFR + 0.99%), 07/15/2038(a)	3,250,000	3,069,890
SMR Mortgage Trust, Series 2022-IND, Class A, 5.96% (1 mo. Term SOFR + 1.65%), 02/15/2039(a)	3,433,789	3,439,733
TX Trust, Series 2024-HOU, Class A, 5.90% (1 mo. Term SOFR + 1.59%), 06/15/2039(a)	600,000	596,250
UBS Commercial Mortgage Trust, Series 2017-C6, Class ASB, 3.50%, 12/15/2050	413,009	408,055
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060(a)(e)	75,036	73,602
TOTAL MORTGAGE-BACKED SECURITIES (Cost $45,314,454)		44,610,805
ASSET-BACKED SECURITIES - 8.7%
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	2,810,000	2,867,016
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(d)	23,327	22,511
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 5.48% (1 mo. Term SOFR + 1.16%), 01/25/2034	262,120	274,107
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 6.08% (1 mo. Term SOFR + 1.76%), 03/15/2032	65,184	68,789
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028(a)	3,475,000	3,509,770
Barclays Dryrock Funding LLC, Series 2023-1, Class A, 4.72%, 02/15/2029	4,900,000	4,912,725
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	2,875,000	2,893,914
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051(a)	1,978,250	1,904,339
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/2033(a)	179,688	178,708
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035(a)	798,078	754,978
Financial Holding Corp., Series 2024-D, Class A, 5.34%, 04/15/2029(a)	1,890,000	1,930,614
Ford Credit Auto Owner Trust, Series 2024-D, Class A3, 4.61%, 08/15/2029	800,000	806,144
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, 08/16/2028	1,560,000	1,578,138
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033(a)	434,786	427,264
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	1,103,776	1,115,826
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	2,080,000	2,098,339
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038(a)	124,808	122,760
Series 2021-1WA, Class A, 1.14%, 01/22/2041(a)	294,086	281,711
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069(a)	419,147	381,954
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051(a)	2,322,000	2,273,031

The accompanying notes are an integral part of these consolidated financial statements.

26

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047(a)	$1,101,127	$958,646
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	2,480,813	2,364,288
T-Mobile US Trust, Series 2024-1A, Class A, 5.05%, 09/20/2029(a)	1,330,000	1,340,281
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	5,500,000	5,577,556
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	2,000,000	2,017,029
TOTAL ASSET-BACKED SECURITIES (Cost $40,763,030)		40,660,438
U.S. GOVERNMENT AGENCY ISSUES - 4.9%
Federal Home Loan Banks
0.60%, 02/12/2026	3,100,000	3,031,918
1.10%, 02/25/2028	6,475,000	6,033,444
Federal National Mortgage Association, 0.75%, 10/08/2027	14,670,000	13,723,028
United States of America Executive Branch, Series 2012-20K, Class 1, 2.09%, 11/01/2032	3,152	2,938
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $22,452,153)		22,791,328
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	2,750,000	2,799,647
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.00% (1 mo. Term SOFR + 1.69%), 03/15/2041(a)	1,257,196	1,258,768
Fannie Mae Connecticut Avenue Securities
Series 2023-R05, Class 1M2, 7.41% (30 day avg SOFR US + 3.10%), 06/25/2043(a)	225,000	234,751
Series 2023-R08, Class 1M2, 6.81% (30 day avg SOFR US + 2.50%), 10/25/2043(a)	880,000	904,608
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA1, Class M1B, 7.81% (30 day avg SOFR US + 3.50%), 05/25/2043(a)	1,010,000	1,066,765
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038(a)	1,800,000	1,732,190
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,917,267)		7,996,729
MUNICIPAL BONDS - 0.5%
County of King WA Sewer Revenue, 0.80%, 07/01/2025	320,000	320,000
State of Hawaii, 1.03%, 08/01/2025	1,955,000	1,949,505
TOTAL MUNICIPAL BONDS (Cost $2,275,000)		2,269,505
TOTAL INVESTMENTS - 83.7% (Cost $412,544,668)		$391,251,238
Money Market Deposit Account - 6.1%(f)(g)		28,485,426
Other Assets in Excess of Liabilities - 10.2%(h)		47,811,349
TOTAL NET ASSETS - 100.0%		$467,548,013

The accompanying notes are an integral part of these consolidated financial statements.

27

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $80,132,612 or 17.1% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
Investment valued using net asset value per share as practical expedient. See Note 2. Galaxy Commodity - Polaris Fund, LLC’s (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(e)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

(g)	A portion of this deposit account is held by LCLSCS Fund Limited and pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $44,918.
(h)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $439,062.
The accompanying notes are an integral part of these consolidated financial statements.

28

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
June 30, 2025 (Unaudited)
LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized Appreciation	Counterparty
12-17-2027	LoCorr Commodities Index#	0.50%	Quarterly	$111,811,224	$45,414,624	$(24,748,501)	$20,666,123	Deutsche Bank AG

#
Comprised of a proprietary basket of Commodity Trading Advisor’s “CTA”) Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments. See Notes 2 & 3.

The underlying components of the basket as of June 30, 2025 are shown below:#

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude (NYMEX)	Jul-25	1,425	$92,229,789	11.84%
Natural Gas	Jan-26	1,807	82,639,381	10.62%
Brent Crude (ICE)	Jul-25	474	31,422,469	4.04%
Natural Gas	Aug-25	758	26,462,502	3.40%
Natural Gas	Feb-26	251	10,300,246	1.32%
Heating Oil	Jul-25	106	10,018,224	1.29%
Natural Gas	Apr-26	247	9,459,494	1.22%
Copper (COMEX)	Dec-25	66	8,487,610	1.09%
Low Sulphur Gasoil	Jul-25	109	7,334,358	0.94%
Natural Gas (NYMEX)	Feb-26	679	6,978,909	0.90%
Lean Hogs	Jul-25	114	5,047,139	0.65%
Lean Hogs	Oct-25	124	4,609,597	0.59%
Gold	Aug-25	14	4,526,516	0.58%
Copper (LME)	Sep-25	18	4,451,847	0.57%
Natural Gas	Sep-25	113	4,071,879	0.52%
Coffee	Sep-25	33	3,707,324	0.48%
Natural Gas (NYMEX)	Sep-27	369	3,543,203	0.46%
Natural Gas (NYMEX)	Jul-27	369	3,514,175	0.45%
Natural Gas (NYMEX)	Jun-27	369	3,470,403	0.45%
Natural Gas (NYMEX)	Aug-27	357	3,368,427	0.43%
Soybean Meal	Sep-25	117	3,284,050	0.42%
Natural Gas (NYMEX)	May-27	357	3,204,374	0.41%
Natural Gas (NYMEX)	Apr-27	369	3,181,971	0.41%
Natural Gas (NYMEX)	Mar-27	357	3,113,432	0.40%
Endex Dutch TTF Gas Future	Feb-26	101	3,078,896	0.40%
Gasoline RBOB	Aug-25	35	3,003,915	0.39%
Live Cattle	Aug-25	35	2,994,590	0.38%
Total Purchase Contracts			347,504,720	44.65%

The accompanying notes are an integral part of these consolidated financial statements.

29

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
June 30, 2025 (Unaudited)(Continued)

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts - (Continued)
Sale Contracts:(1)
Natural Gas	Dec-25	(1,955)	$95,165,363	12.23%
WTI Crude (NYMEX)	Aug-25	(1,180)	74,902,303	9.62%
Natural Gas	Jul-25	(992)	34,260,109	4.40%
Brent Crude (ICE)	Aug-25	(344)	22,548,055	2.90%
Soybean	Nov-25	(342)	17,745,319	2.28%
Lean Hogs	Aug-25	(282)	12,110,671	1.56%
Natural Gas	Oct-25	(294)	11,743,336	1.51%
Milling Wheat	Sep-25	(803)	9,232,320	1.19%
Corn	Dec-25	(395)	8,426,603	1.08%
Natural Gas	Nov-25	(180)	8,212,109	1.06%
Copper (COMEX)	Sep-25	(58)	7,290,801	0.94%
Wheat	Dec-25	(227)	6,396,730	0.82%
WTI Crude (NYMEX)	Sep-25	(96)	5,999,239	0.77%
Platinum	Oct-25	(58)	3,855,937	0.50%
Gasoline RBOB	Jul-25	(44)	3,794,579	0.49%
Nickel	Sep-25	(39)	3,595,316	0.46%
Heating Oil	Aug-25	(38)	3,550,368	0.46%
Soybean Meal	Aug-25	(117)	3,236,777	0.42%
Aluminum	Sep-25	(49)	3,178,423	0.41%
Natural Gas (NYMEX)	Mar-26	(331)	3,178,194	0.41%
Natural Gas	Mar-26	(79)	3,032,686	0.39%
Cotton No.2	Dec-25	(81)	2,773,487	0.36%
Total Sale Contracts			344,228,725	44.26%
Other Futures Contracts			64,088,267	8.23%
Total Futures Contracts			755,821,712	97.14%
Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$19,172,009	2.46%
Other Cash and Foreign Currency			2,779,869	0.36%
Total Cash and Foreign Currency			21,951,878	2.82%
Forward Currency Contracts			586,215	0.08%
Total Underlying Positions			$778,359,805	100.04%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.
The accompanying notes are an integral part of these consolidated financial statements.

30

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 33.8%
United States Treasury Note
4.50%, 07/15/2026	$14,255,000	$14,329,338
4.13%, 02/15/2027	58,315,000	58,590,629
4.50%, 04/15/2027	9,525,000	9,642,946
3.88%, 11/30/2027	2,850,000	2,860,576
1.38%, 10/31/2028	21,830,000	20,237,945
3.75%, 12/31/2028	4,675,000	4,677,922
4.25%, 02/28/2029	96,330,000	98,012,013
4.63%, 04/30/2029	132,755,000	136,888,036
3.25%, 06/30/2029	90,490,000	88,825,125
4.00%, 02/28/2030	84,610,000	85,419,744
TOTAL U.S. TREASURY SECURITIES (Cost $511,630,139)		519,484,274
CORPORATE BONDS - 24.6%
Aerospace & Defense - 0.8%
Boeing Co., 3.25%, 02/01/2028	6,460,000	6,264,940
L3Harris Technologies, Inc., 5.40%, 01/15/2027	3,810,000	3,872,855
RTX Corp., 4.13%, 11/16/2028	1,745,000	1,737,776
		11,875,571
Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029	3,265,000	3,294,929
Apparel - 0.1%
Tapestry, Inc., 5.10%, 03/11/2030	1,595,000	1,614,624
Auto Manufacturers - 1.1%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	5,835,000	5,878,877
General Motors Financial Co., Inc., 5.35%, 01/07/2030	5,185,000	5,246,483
Toyota Motor Credit Corp.
5.60%, 09/11/2025	1,590,000	1,593,352
4.55%, 08/07/2026	1,305,000	1,309,449
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025(a)	3,305,000	3,259,974
		17,288,135
Banks - 9.2%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	10,090,000	10,086,615
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	11,035,000	11,306,493
Bank of America NA, 5.53%, 08/18/2026	12,490,000	12,666,889
Bank of New York Mellon, 4.59% to 04/20/2026 then SOFR + 0.69%, 04/20/2027	11,625,000	11,651,592
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	2,370,000	2,339,706
Citibank NA, 4.58%, 05/29/2027	6,130,000	6,163,053
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(a)	1,305,000	1,328,900
Credit Suisse AG, 5.00%, 07/09/2027	2,240,000	2,274,274
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	1,610,000	1,621,827

The accompanying notes are an integral part of these consolidated financial statements.

31

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(a)	$3,780,000	$3,910,869
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	10,665,000	10,679,734
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	2,150,000	2,280,466
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	3,420,000	3,555,780
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	12,900,000	13,216,128
Morgan Stanley, 5.19% to 04/17/2030 then SOFR + 1.51%, 04/17/2031	6,745,000	6,913,408
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	9,635,000	9,711,917
NatWest Markets PLC, 5.41%, 05/17/2029(a)	3,615,000	3,733,741
PNC Bank NA, 4.54% to 05/13/2026 then SOFR + 0.63%, 05/13/2027	6,810,000	6,813,317
State Street Corp., 4.54%, 02/28/2028	3,150,000	3,185,512
Toronto-Dominion Bank, 1.25%, 09/10/2026	5,590,000	5,393,825
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(a)	3,540,000	3,634,560
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	8,565,000	8,769,185
		141,237,791
Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	3,490,000	3,533,622
Biotechnology - 0.3%
Amgen, Inc., 5.15%, 03/02/2028	4,385,000	4,479,856
Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	1,760,000	1,748,281
Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	1,545,000	1,566,471
Computers - 0.2%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	3,830,000	3,808,523
Cosmetics & Personal Care - 0.7%
Haleon US Capital LLC, 3.38%, 03/24/2027	6,910,000	6,807,934
Unilever Capital Corp., 4.25%, 08/12/2027	3,870,000	3,886,827
		10,694,761
Diversified Financial Services - 0.8%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	7,390,000	7,553,396
Air Lease Corp., 5.85%, 12/15/2027	4,020,000	4,157,185
		11,710,581
Electric - 1.5%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	1,990,000	2,033,868
Florida Power & Light Co.
5.05%, 04/01/2028	4,240,000	4,342,500
4.40%, 05/15/2028	5,375,000	5,414,707
Georgia Power Co., 5.00%, 02/23/2027	4,670,000	4,735,811

The accompanying notes are an integral part of these consolidated financial statements.

32

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electric - (Continued)
NSTAR Electric Co., 3.20%, 05/15/2027	$3,510,000	$3,451,022
Southern California Edison Co., 1.20%, 02/01/2026	1,060,000	1,033,208
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	1,892,264	1,902,426
		22,913,542
Electronics - 0.4%
Honeywell International, Inc.
4.65%, 07/30/2027	4,405,000	4,450,833
4.88%, 09/01/2029	1,665,000	1,704,057
		6,154,890
Food - 2.4%
General Mills, Inc., 4.88%, 01/30/2030	4,110,000	4,177,083
Mars, Inc.
4.60%, 03/01/2028(a)	15,540,000	15,663,782
4.80%, 03/01/2030(a)	14,590,000	14,777,367
Sysco Corp., 3.25%, 07/15/2027	2,855,000	2,799,287
		37,417,519
Healthcare-Services - 0.7%
HCA, Inc., 5.00%, 03/01/2028	2,300,000	2,333,886
UnitedHealth Group, Inc.
4.40%, 06/15/2028	2,060,000	2,069,899
4.25%, 01/15/2029	5,810,000	5,796,149
		10,199,934
Insurance - 0.6%
Brown & Brown, Inc., 4.60%, 12/23/2026	2,640,000	2,652,286
Equitable Financial Life Global, 1.40%, 07/07/2025(a)	2,480,000	2,478,646
Metropolitan Life Global Funding I, 5.05%, 01/06/2028(a)	1,430,000	1,458,903
Principal Life Global Funding II, 0.88%, 01/12/2026(a)	2,530,000	2,482,633
		9,072,468
Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	1,835,000	1,879,627
Media - 0.1%
Charter Communications Operating LLC, 4.91%, 07/23/2025	1,159,000	1,158,915
Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,695,000	1,742,443
Pharmaceuticals - 0.7%
AbbVie, Inc., 4.80%, 03/15/2029	1,695,000	1,727,851
Astrazeneca Finance LLC, 4.80%, 02/26/2027	1,580,000	1,597,345
CVS Health Corp.
2.88%, 06/01/2026	6,990,000	6,882,626
5.00%, 01/30/2029	1,145,000	1,162,148
		11,369,970

The accompanying notes are an integral part of these consolidated financial statements.

33

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pipelines - 0.9%
Enbridge, Inc., 6.00%, 11/15/2028	$3,125,000	$3,280,085
Energy Transfer LP, 6.05%, 12/01/2026	6,785,000	6,926,208
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027(a)	1,880,000	1,891,760
Williams Cos., Inc., 4.90%, 03/15/2029	2,305,000	2,336,363
		14,434,416
REITS - 1.2%
American Homes 4 Rent LP, 4.90%, 02/15/2029	1,740,000	1,759,306
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	2,025,000	2,017,083
Essex Portfolio LP, 1.70%, 03/01/2028	1,740,000	1,622,087
Kite Realty Group LP, 4.00%, 10/01/2026	5,270,000	5,223,050
Lineage OP LP, 5.25%, 07/15/2030(a)	3,445,000	3,463,341
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(a)	3,825,000	3,928,713
		18,013,580
Retail - 0.6%
Home Depot, Inc., 4.88%, 06/25/2027	2,820,000	2,863,942
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	4,035,000	4,106,079
4.20%, 04/01/2030	1,805,000	1,786,587
Walmart, Inc., 4.35%, 04/28/2030	1,060,000	1,071,737
		9,828,345
Semiconductors - 0.2%
Texas Instruments, Inc., 4.60%, 02/08/2027	2,285,000	2,305,588
Software - 0.2%
Oracle Corp., 4.80%, 08/03/2028	2,715,000	2,759,245
Telecommunications - 1.1%
AT&T, Inc., 2.30%, 06/01/2027	4,345,000	4,188,626
T-Mobile USA, Inc.
4.80%, 07/15/2028	2,855,000	2,892,417
4.85%, 01/15/2029	5,545,000	5,621,289
Verizon Communications, Inc., 2.10%, 03/22/2028	4,625,000	4,381,498
		17,083,830
TOTAL CORPORATE BONDS (Cost $374,004,853)		379,187,457
ASSET-BACKED SECURITIES - 9.8%
American Express Travel Related Services Co., Inc.
Series 2024-1, Class A, 5.23%, 04/15/2029	9,350,000	9,539,715
Series 2025-2, Class A, 4.28%, 04/15/2030	570,000	573,131
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(b)	55,986	54,027
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 5.48% (1 mo. Term SOFR + 1.16%), 01/25/2034, (1.05% Floor)	611,717	639,691
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028(a)	5,225,000	5,277,280

The accompanying notes are an integral part of these consolidated financial statements.

34

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
CarMax Auto Owner Trust
Series 2021-4, Class A3, 0.56%, 09/15/2026	$89,878	$89,732
Series 2024-4, Class A3, 4.60%, 10/15/2029	11,090,000	11,162,960
Carvana Auto Receivables Trust
Series 2021-P4, Class A3, 1.31%, 01/11/2027	77,662	77,593
Series 2022-P3, Class A3, 4.61%, 11/10/2027	1,922,178	1,921,431
Series 2024-P4, Class A3, 4.64%, 01/10/2030	265,000	265,262
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	2,775,000	2,767,318
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051(a)	3,956,500	3,808,678
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/2033(a)	445,314	442,886
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035(a)	798,078	754,978
Financial Holding Corp., Series 2024-D, Class A, 5.34%, 04/15/2029(a)	4,440,000	4,535,412
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	3,825,000	3,860,683
Series 2024-C, Class A3, 4.07%, 07/15/2029	8,075,000	8,050,850
Series 2024-D, Class A3, 4.61%, 08/15/2029	3,400,000	3,426,114
GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.10%, 03/16/2029	5,170,000	5,216,782
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	12,820,000	12,924,614
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033(a)	454,254	446,395
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	2,976,851	3,009,348
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	3,410,000	3,440,065
IPFS Corp., Series 2024-B, Class A, 4.95%, 02/15/2029(a)	4,000,000	4,038,526
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038(a)	299,538	294,623
Series 2021-1WA, Class A, 1.14%, 01/22/2041(a)	720,003	689,707
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043(a)	3,798,897	3,862,229
Series 2025-1A, Class A, 4.97%, 09/22/2042(a)	4,709,129	4,758,989
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069(a)	1,152,654	1,050,373
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051(a)	2,476,800	2,424,566
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030(a)	1,500,000	1,505,868
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040(a)	435,300	444,753
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047(a)	1,101,127	958,646
Synchrony Bank, Series 2024-A1, Class A, 5.04%, 03/15/2030	1,300,000	1,317,550
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	5,767,275	5,496,385
Tesla Auto Lease Trust
Series 2024-A, Class A3, 5.30%, 06/21/2027(a)	3,790,000	3,798,258
Series 2024-B, Class A3, 4.82%, 10/20/2027(a)	3,730,000	3,744,602
T-Mobile US Trust, Series 2024-1A, Class A, 5.05%, 09/20/2029(a)	2,140,000	2,156,542

The accompanying notes are an integral part of these consolidated financial statements.

35

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A3, 3.76%, 04/15/2027	$1,212,560	$1,208,898
Series 2024-B, Class A3, 5.33%, 01/16/2029	11,650,000	11,814,278
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027(a)	6,636,687	6,666,684
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	4,750,000	4,790,443
World Omni Automobile Lease Securitization Trust, Series 2024-A, Class A3, 5.26%, 10/15/2027	6,720,000	6,791,182
TOTAL ASSET-BACKED SECURITIES (Cost $149,603,187)		150,098,047
MORTGAGE-BACKED SECURITIES - 8.5%
Alen Mortgage Trust, Series 2021-ACEN, Class A, 5.58% (1 mo. Term SOFR + 1.26%), 04/15/2034, (1.15% Floor)(a)	3,150,000	3,016,125
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 6.05% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor)(a)	10,000,000	10,004,367
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 6.00% (1 mo. Term SOFR + 1.69%), 07/15/2041, (1.69% Floor)(a)	1,420,000	1,422,221
BBCMS Trust, Series 2015-VFM, Class A1, 2.47%, 03/10/2036(a)	192,008	189,371
BX Trust
Series 2021-CIP, Class A, 5.35% (1 mo. Term SOFR + 1.04%), 12/15/2038, (0.92% Floor)(a)	1,913,228	1,912,032
Series 2021-XL2, Class B, 5.42% (1 mo. Term SOFR + 1.11%), 10/15/2038, (1.00% Floor)(a)	3,850,000	3,847,594
Series 2022-AHP, Class A, 5.30% (1 mo. Term SOFR + 0.99%), 01/17/2039, (0.99% Floor)(a)	965,000	964,397
Series 2022-PSB, Class B, 7.26% (1 mo. Term SOFR + 2.95%), 08/15/2039, (2.95% Floor)(a)	770,000	770,000
Series 2022-VAMF, Class B, 5.59% (1 mo. Term SOFR + 1.28%), 01/15/2039, (1.28% Floor)(a)	1,750,000	1,746,719
Series 2023-DELC, Class A, 7.00% (1 mo. Term SOFR + 2.69%), 05/15/2038, (2.69% Floor)(a)	850,000	855,301
Series 2024-XL5, Class A, 5.70% (1 mo. Term SOFR + 1.39%), 03/15/2041, (1.39% Floor)(a)	2,719,784	2,722,334
Citigroup Commercial Mortgage Trust, Series 2021-PRM2, Class A, 5.38% (1 mo. Term SOFR + 1.06%), 10/15/2038, (0.95% Floor)(a)	5,250,000	5,230,683
ELP Commercial Mortgage Trust
Series 2021-ELP, Class A, 5.13% (1 mo. Term SOFR + 0.82%), 11/15/2038, (0.70% Floor)(a)	1,997,675	1,995,178
Series 2021-ELP, Class B, 5.55% (1 mo. Term SOFR + 1.23%), 11/15/2038, (1.12% Floor)(a)	5,393,722	5,386,980
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M2, 7.81% (30 day avg SOFR US + 3.50%), 03/25/2042, (0.00% Floor)(a)	5,000,000	5,194,550
Series 2022-R04, Class 1M2, 7.41% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor)(a)	3,350,000	3,450,715
Series 2022-R05, Class 2M2, 7.31% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor)(a)	380,000	390,175

The accompanying notes are an integral part of these consolidated financial statements.

36

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series 2022-R06, Class 1M2, 8.16% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor)(a)	$1,675,000	$1,751,391
Series 2022-R07, Class 1M2, 8.96% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor)(a)	4,255,706	4,536,887
Series 2022-R08, Class 1M2, 7.91% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor)(a)	6,105,000	6,367,341
Series 2023-R01, Class 1M2, 8.06% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor)(a)	4,400,000	4,640,295
Series 2023-R02, Class 1M2, 7.66% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor)(a)	5,000,000	5,213,115
Series 2023-R04, Class 1M2, 7.86% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor)(a)	5,302,000	5,595,996
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A1, 2.76%, 09/25/2025	464,838	463,362
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, 8.81% (30 day avg SOFR US + 4.50%), 06/25/2042, (0.00% Floor)(a)	7,820,000	8,311,515
Series 2022-DNA6, Class M1B, 8.01% (30 day avg SOFR US + 3.70%), 09/25/2042, (0.00% Floor)(a)	3,010,000	3,170,854
Series 2023-DNA1, Class M1B, 7.41% (30 day avg SOFR US + 3.10%), 03/25/2043, (0.00% Floor)(a)	2,085,000	2,171,006
Series 2023-DNA2, Class M1B, 7.56% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor)(a)	5,210,000	5,458,851
FRESB Multifamily Structured Pass Through Certificates, Series 2016-SB23, Class A10F, 2.31%, 09/25/2026(b)	807,469	792,462
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(b)	975,150	881,967
GSAT Trust 2025-BMF, Series 2025-BMF, Class A, 5.82% (1 mo. Term SOFR + 1.50%), 07/15/2030, (1.50% Floor)(a)	2,900,000	2,900,906
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.85% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor)(a)	750,000	748,124
Ladder Capital Commercial Mortgage Securities LLC, Series 2013-GCP, Class A1, 3.57%, 02/15/2036(a)	1,000,457	968,221
MCR Mortgage Trust, Series 2024-HTL, Class A, 6.07% (1 mo. Term SOFR + 1.76%), 02/15/2037, (1.76% Floor)(a)	946,688	945,801
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 5.53% (1 mo. Term SOFR + 1.22%), 04/15/2038, (1.10% Floor)(a)	2,760,000	2,760,000
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056(a)(b)	475,210	458,486
Series 2017-2A, Class A3, 4.00%, 03/25/2057(a)(b)	704,462	680,779
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 5.95% (1 mo. Term SOFR + 1.64%), 03/15/2039, (1.64% Floor)(a)	3,270,000	3,272,038
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.30% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor)(a)	5,450,000	5,456,734
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 5.31% (1 mo. Term SOFR + 0.99%), 07/15/2038, (0.88% Floor)(a)	5,750,000	5,431,345
SMR Mortgage Trust, Series 2022-IND, Class A, 5.96% (1 mo. Term SOFR + 1.65%), 02/15/2039, (1.65% Floor)(a)	1,922,922	1,926,251

The accompanying notes are an integral part of these consolidated financial statements.

37

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
SREIT Trust, Series 2021-MFP2, Class A, 5.25% (1 mo. Term SOFR + 0.94%), 11/15/2036, (0.82% Floor)(a)	$4,500,000	$4,497,187
TX Trust, Series 2024-HOU, Class A, 5.90% (1 mo. Term SOFR + 1.59%), 06/15/2039, (1.59% Floor)(a)	2,000,000	1,987,500
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060(a)(c)	187,590	184,005
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.07%, 09/15/2057(b)	326,975	309,772
TOTAL MORTGAGE-BACKED SECURITIES (Cost $131,544,433)		130,980,933
U.S. GOVERNMENT AGENCY ISSUES - 6.8%
Federal Farm Credit Banks Funding Corp.
4.63%, 03/05/2026	13,745,000	13,787,782
4.50%, 08/14/2026	11,900,000	11,964,801
4.75%, 12/14/2026	3,725,000	3,765,765
Federal Home Loan Banks
0.60%, 02/12/2026	7,100,000	6,944,069
1.10%, 02/25/2028	11,160,000	10,398,955
Federal National Mortgage Association
1.88%, 09/24/2026	26,835,000	26,151,403
0.75%, 10/08/2027	34,505,000	32,277,647
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $104,214,033)		105,290,422
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7%
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	7,135,000	7,263,812
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.00% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor)(a)	3,259,222	3,263,296
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/2050	2,300,000	2,235,851
Fannie Mae Connecticut Avenue Securities
Series 2023-R05, Class 1M2, 7.41% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor)(a)	1,875,000	1,956,258
Series 2023-R06, Class 1M2, 7.01% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor)(a)	3,060,000	3,158,501
Series 2023-R08, Class 1M2, 6.81% (30 day avg SOFR US + 2.50%), 10/25/2043, (0.00% Floor)(a)	740,000	760,693
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2023-HQA1, Class M1B, 7.81% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor)(a)	10,230,000	10,804,957
Series 2023-HQA3, Class M2, 7.66% (30 day avg SOFR US + 3.35%), 11/25/2043, (0.00% Floor)(a)	4,150,000	4,378,929
GS Mortgage Securities Corp. II, Series 2017-GS6, Class A3, 3.43%, 05/10/2050	2,000,000	1,946,605
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038(a)	3,700,000	3,560,614

The accompanying notes are an integral part of these consolidated financial statements.

38

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039(a)(b)	$1,600,000	$1,634,930
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,564,254)		40,964,446
MUNICIPAL BONDS - 0.3%
State of Hawaii, 1.03%, 08/01/2025	4,220,000	4,208,137
TOTAL MUNICIPAL BONDS (Cost $4,220,000)		4,208,137
TOTAL INVESTMENTS - 86.5% (Cost $1,315,780,899)		$1,330,213,716
Money Market Deposit Account - 3.5%(d)(e)		53,121,380
Other Assets in Excess of Liabilities - 10.0%(f)		154,285,186
TOTAL NET ASSETS - 100.0%		$1,537,620,282

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $281,166,459 or 18.3% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

(e)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $14,045.
(f)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $233,150,542.
The accompanying notes are an integral part of these consolidated financial statements.

39

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	189	09/19/2025	$21,596,203	$40,245
3 Month Euribor	88	03/16/2026	25,453,689	(4,914)
3 Month Euribor	117	06/15/2026	33,836,668	(9,429)
3 Month Euribor	118	09/14/2026	34,111,970	(4,275)
3 Month Euribor	1,693	12/14/2026	489,095,980	(133,341)
3 Month Euribor	86	03/15/2027	24,827,076	(1,321)
3 Month Euribor	93	06/14/2027	26,827,344	(1,441)
3 Month Euribor	64	09/13/2027	18,447,693	(1,359)
3-Month Secured Overnight Financing Rate	14	06/16/2026	3,381,000	828
3-Month Secured Overnight Financing Rate	103	09/15/2026	24,931,150	22,473
3-Month Secured Overnight Financing Rate	160	12/15/2026	38,774,000	40,807
3-Month Secured Overnight Financing Rate	1,700	03/16/2027	412,122,500	942,916
3-Month Secured Overnight Financing Rate	93	06/15/2027	22,542,037	29,476
3-Month Secured Overnight Financing Rate	102	09/14/2027	24,710,775	34,550
3-Month Secured Overnight Financing Rate	95	12/14/2027	23,000,687	33,448
3-Month Secured Overnight Financing Rate	479	03/14/2028	115,900,038	213,926
Aluminum - 90 day settlement(a)	1	07/10/2025	64,945	5,490
Aluminum - 90 day settlement(a)	2	08/06/2025	129,832	9,307
Aluminum - 90 day settlement(a)	1	08/08/2025	64,939	3,142
Aluminum - 90 day settlement(a)	2	09/19/2025	129,884	1,745
Arabica Coffee	42	09/18/2025	4,726,575	(827,141)
Austrailian Government 10 Year Bonds	826	09/15/2025	62,310,703	211,385
Austrailian Government 3 Year Bonds	22	09/15/2025	1,560,015	(1,247)
Australian Dollar	503	09/15/2025	33,145,185	184,175
Brent Crude Oil	581	07/31/2025	38,775,940	(3,193,948)
Brent Crude Oil	124	08/29/2025	8,166,640	(584,717)
Brent Crude Oil	28	09/30/2025	1,827,000	(117,433)
Brent Crude Oil	17	10/31/2025	1,103,470	(58,140)
Brent Crude Oil	8	11/28/2025	518,160	(17,209)
Brent Crude Oil	5	12/30/2025	323,600	(10,486)
British Pound	555	09/15/2025	47,608,594	234,406
CAC40 10 Euro Index	274	07/18/2025	24,755,634	5,774
Canadian 10 Year Government Bonds	47	09/18/2025	4,210,758	14,681
Canadian Dollar	221	09/16/2025	16,283,280	64,311
CME Bitcoin Reference Rate (BRR)	48	07/25/2025	25,976,400	377,732
Copper	106	09/26/2025	13,468,625	(73,413)
Copper - 90 day settlement(a)	2	07/01/2025	501,459	29,965
Copper - 90 day settlement(a)	1	07/08/2025	249,381	24,776
Copper - 90 day settlement(a)	1	07/25/2025	247,831	11,794
Copper - 90 day settlement(a)	1	07/30/2025	247,831	17,216
Copper - 90 day settlement(a)	1	08/06/2025	247,706	11,589
Crude Oil	524	07/22/2025	34,117,640	(1,934,314)
Crude Oil	102	08/20/2025	6,512,700	(356,085)
Crude Oil	23	09/22/2025	1,443,480	(45,862)
Crude Oil	12	10/21/2025	744,720	(18,312)
Crude Oil	9	11/20/2025	554,850	(11,366)

The accompanying notes are an integral part of these consolidated financial statements.

40

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2025 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Crude Oil	2	12/19/2025	$122,880	$(504)
Crude Soybean Oil	291	12/12/2025	9,210,150	(330,365)
Dow Jones Industrial Average Index	88	09/19/2025	19,531,160	619,675
Ether Dollar Reference Rate	8	07/25/2025	1,012,800	7,613
Euro	321	09/15/2025	47,491,950	363,564
Euro BUXL 30 Year Bonds	11	09/08/2025	1,538,572	1,478
Euro STOXX 50 Quanto Index	445	09/19/2025	27,923,563	51,144
Euro-BOBL	713	09/08/2025	98,837,171	(354,334)
Euro-BTP Italian Government Bonds	360	09/08/2025	51,311,651	17,272
Euro-Bund	40	09/08/2025	6,132,425	331
Euro-Schatz	2,375	09/08/2025	300,046,824	(439,879)
French Government Bonds	241	09/08/2025	35,156,538	(74,240)
FTSE 100 Index	238	09/19/2025	28,714,394	(139,778)
FTSE China A50 Index	866	07/30/2025	11,594,008	(101,310)
FTSE/MIB Index	19	09/19/2025	4,459,661	77,382
German Stock Index	56	09/19/2025	39,660,043	691,164
Gold	132	08/27/2025	43,661,640	(491,279)
Hang Seng Index	297	07/30/2025	45,560,469	(573,604)
IBEX 35 Index	1	07/18/2025	163,981	830
ICE 3 Month SONIA Rate	15	06/16/2026	4,969,064	3,417
ICE 3 Month SONIA Rate	35	09/15/2026	11,602,290	9,026
ICE 3 Month SONIA Rate	35	12/15/2026	11,604,692	10,159
ICE 3 Month SONIA Rate	272	03/16/2027	90,180,366	179,467
ICE 3 Month SONIA Rate	24	06/15/2027	7,954,620	5,966
ICE 3 Month SONIA Rate	17	09/14/2027	5,632,481	5,028
ICE 3 Month SONIA Rate	15	12/14/2027	4,968,034	4,069
Japanese Yen	24	09/15/2025	2,098,350	(2,668)
KOSPI 200 Index	156	09/11/2025	12,025,674	40,897
Lean Hogs	14	08/14/2025	602,000	(14,038)
Live Cattle	22	08/29/2025	1,882,100	20,936
London Cocoa	10	09/15/2025	815,214	(85,679)
London Metals - Aluminum(a)	99	09/15/2025	6,435,149	220,573
London Metals - Copper(a)	128	09/15/2025	31,624,575	904,128
London Metals - Lead(a)	13	09/15/2025	664,745	15,517
London Metals - Nickel(a)	9	09/15/2025	820,575	(11,738)
London Metals - Zinc(a)	25	09/15/2025	1,720,425	38,182
Long Gilt	12	09/26/2025	1,532,367	(6,673)
Low Sulphur Gas Oil	537	08/12/2025	35,495,700	(2,294,725)
Low Sulphur Gas Oil	88	09/11/2025	5,746,400	(47,005)
Low Sulphur Gas Oil	19	10/10/2025	1,232,625	5,002
Mexican Peso	430	09/15/2025	11,373,500	159,689
MSCI Emerging Markets Index	85	09/19/2025	5,242,375	20,933
MSCI Singapore Index	16	07/30/2025	517,499	3,605
Nasdaq 100 Index	88	09/19/2025	40,292,120	1,055,468
Natural Gas	86	07/29/2025	2,972,160	(310,952)
New Zealand Dollar	91	09/15/2025	5,560,555	39,540

The accompanying notes are an integral part of these consolidated financial statements.

41

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2025 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Nickel - 90 day settlement(a)	1	07/01/2025	$90,358	$(6,443)
Nifty 50 Index	103	07/31/2025	5,273,806	(8,527)
Nikkei 225 Index	134	09/11/2025	37,695,497	1,005,306
Nikkei 225 Index	21	09/11/2025	2,949,741	6,421
NY Harbor ULSD	458	07/31/2025	43,786,907	(771,856)
NY Harbor ULSD	27	08/29/2025	2,553,541	(41,448)
NY Harbor ULSD	7	09/30/2025	658,266	(11,588)
NY Harbor ULSD	2	10/31/2025	186,446	(1,982)
Platinum	12	10/29/2025	805,800	(8,762)
Reformulated Gasoline Blendstock	177	07/31/2025	15,403,991	(1,086,577)
Russell 2000 Index	28	09/19/2025	3,068,380	9,996
S&P 500 Index	125	09/19/2025	39,085,938	811,464
S&P/Toronto Stock Exchange 60 Index	21	09/18/2025	4,934,826	25,516
SGX FTSE Taiwan Index	71	07/30/2025	5,178,740	1,041
Silver	125	09/26/2025	22,607,500	(116,141)
Soybean Meal	12	12/12/2025	347,160	831
Swiss Franc	113	09/15/2025	17,976,181	220,747
TOPIX Index	150	09/11/2025	29,743,759	632,912
U.S. Cocoa	4	09/15/2025	360,000	13,400
U.S. Treasury 10 Year Notes	765	09/19/2025	85,775,626	351,709
U.S. Treasury 2 Year Notes	795	09/30/2025	165,378,633	302,880
U.S. Treasury 5 Year Note	897	09/30/2025	97,773,000	274,807
U.S. Treasury Long Bonds	152	09/19/2025	17,551,250	91,859
U.S. Treasury Ultra Bonds	104	09/19/2025	12,389,000	46,867
Zinc - 90 day settlement(a)	1	07/04/2025	68,617	4,491
Zinc - 90 day settlement(a)	1	08/20/2025	68,693	1,257
				$(3,798,132)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(10)	09/11/2025	$965,939	$603
Aluminum - 90 day settlement(a)	(1)	07/10/2025	64,945	(4,982)
Aluminum - 90 day settlement(a)	(2)	08/06/2025	129,832	(9,339)
Aluminum - 90 day settlement(a)	(1)	08/08/2025	64,939	(2,996)
Aluminum - 90 day settlement(a)	(2)	09/19/2025	129,884	(746)
Arabica Coffee	(9)	09/18/2025	1,012,837	53,281
ASX SPI 200 Index	(21)	09/18/2025	2,949,780	341
Austrailian Government 3 Year Bonds	(79)	09/15/2025	5,601,873	(11,657)
Australian Dollar	(15)	09/15/2025	988,425	(4,388)
British Pound	(79)	09/15/2025	6,776,719	(62,281)
Canadian Dollar	(134)	09/16/2025	9,873,120	(18,374)
Copper - 90 day settlement(a)	(2)	07/01/2025	501,459	(32,784)
Copper - 90 day settlement(a)	(1)	07/08/2025	249,381	(25,735)
Copper - 90 day settlement(a)	(1)	07/25/2025	247,831	(12,216)
Copper - 90 day settlement(a)	(1)	07/30/2025	247,831	(17,563)
Copper - 90 day settlement(a)	(1)	08/06/2025	247,706	(11,568)

The accompanying notes are an integral part of these consolidated financial statements.

42

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2025 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Corn No. 2 Yellow	(1,262)	12/12/2025	$26,849,050	$713,195
Cotton No.2	(137)	12/08/2025	4,666,905	(25,557)
Dollar Index	(57)	09/15/2025	5,500,101	107,166
Dow Jones Industrial Average Index	(7)	09/19/2025	1,553,615	(1,601)
Euro	(15)	09/15/2025	2,219,250	(9,198)
Euro BUXL 30 Year Bonds	(27)	09/08/2025	3,776,495	44,135
Euro STOXX 50 Quanto Index	(72)	09/19/2025	4,517,970	225
Euro-BOBL	(73)	09/08/2025	10,119,374	(648)
Euro-Bund	(322)	09/08/2025	49,366,025	133,765
Euro-Schatz	(572)	09/08/2025	72,263,909	12,015
FTSE 100 Index	(76)	09/19/2025	9,169,302	61,931
FTSE/JSE Top 40 Index	(2)	09/18/2025	101,424	(81)
German Stock Index	(1)	09/19/2025	708,215	(296)
Gold	(10)	08/27/2025	3,307,700	(20,061)
Hang Seng China Enterprises Index	(22)	07/30/2025	1,214,772	8,840
Hard Red Winter Wheat	(264)	09/12/2025	6,953,100	553,703
ICE European Climate Exchange Emissions	(4)	12/15/2025	324,974	4,774
Japanese 10 Year Government Bonds	(57)	09/12/2025	55,026,839	(177,125)
Japanese Yen	(139)	09/15/2025	12,152,944	(9,743)
Lean Hogs	(19)	08/14/2025	817,000	25,784
London Metals - Aluminum(a)	(207)	09/15/2025	13,455,311	(588,229)
London Metals - Copper(a)	(32)	09/15/2025	7,906,144	(230,041)
London Metals - Lead(a)	(11)	09/15/2025	562,477	(17,062)
London Metals - Nickel(a)	(14)	09/15/2025	1,276,450	14,458
London Metals - Zinc(a)	(106)	09/15/2025	7,294,602	(108,654)
Long Gilt	(295)	09/26/2025	37,670,689	(369,688)
Nasdaq 100 Index	(7)	09/19/2025	3,205,055	(2,322)
Natural Gas	(238)	07/29/2025	8,225,280	294,469
Natural Gas	(35)	07/30/2025	1,009,110	33,267
Natural Gas	(52)	08/27/2025	1,814,800	81,651
Natural Gas	(26)	09/26/2025	934,180	39,760
Natural Gas	(17)	10/29/2025	677,450	19,778
Natural Gas	(7)	11/25/2025	319,200	8,697
New Zealand Dollar	(15)	09/15/2025	916,575	(8,049)
Nickel - 90 day settlement(a)	(1)	07/01/2025	90,358	6,168
Nikkei 225 Index	(13)	09/11/2025	1,826,030	10,432
Platinum	(2)	10/29/2025	134,300	1,036
Reformulated Gasoline Blendstock	(39)	07/31/2025	3,394,100	(3,650)
Reformulated Gasoline Blendstock	(8)	08/29/2025	686,179	(2,791)
Reformulated Gasoline Blendstock	(5)	09/30/2025	396,984	201
Russell 2000 Index	(81)	09/19/2025	8,876,385	(257,534)
S&P 500 Index	(20)	09/19/2025	6,253,750	(7,622)
S&P Mid Cap 400 Index	(4)	09/19/2025	1,250,200	(30,567)
Sao Paulo Stock Exchange Index (Bovespa)	(295)	08/13/2025	7,666,873	32,807
SET50 Index	(127)	09/29/2025	549,195	3,589
Silver	(4)	09/26/2025	723,440	1,978

The accompanying notes are an integral part of these consolidated financial statements.

43

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2025 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Soybean Meal	(717)	12/12/2025	$20,742,810	$138,754
Soybeans	(517)	11/14/2025	26,547,950	548,224
Sugar #11	(441)	09/30/2025	8,001,504	307,888
Swiss Franc	(28)	09/15/2025	4,454,275	(46,385)
U.S. Treasury 2 Year Notes	(651)	09/30/2025	135,423,258	(100,838)
U.S. Treasury 5 Year Note	(26)	09/30/2025	2,834,000	(4,082)
U.S. Treasury Long Bonds	(110)	09/19/2025	12,701,563	(332,469)
U.S. Treasury Ultra Bonds	(76)	09/19/2025	9,053,500	(148,897)
Wheat	(175)	09/12/2025	4,709,687	50,943
Wheat	(335)	12/12/2025	9,380,000	578,767
Zinc - 90 day settlement(a)	(1)	07/04/2025	68,617	(3,875)
Zinc - 90 day settlement(a)	(1)	08/20/2025	68,693	(1,657)
				$1,169,274
Net Unrealized Appreciation (Depreciation)				$(2,628,858)

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Stement of Assets and Liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

44

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	07/01/2025	AUD	1,114,000	USD	728,179	$5,009
Bank of America	07/02/2025	AUD	1,030,000	USD	676,794	1,117
Bank of America	09/17/2025	AUD	25,639,000	USD	16,685,853	216,653
Bank of America	07/02/2025	CAD	238,000	USD	174,167	625
Bank of America	07/16/2025	CAD	57,630,000	USD	42,174,865	183,045
Bank of America	09/17/2025	CAD	17,383,000	USD	12,794,850	22,035
Bank of America	07/01/2025	CHF	177,000	USD	221,295	1,809
Bank of America	07/02/2025	CHF	1,278,000	USD	1,601,859	9,230
Bank of America	09/17/2025	CHF	55,970,000	USD	69,134,858	2,120,366
Bank of America	07/16/2025	CNH	357,380,000	USD	49,874,755	116,998
Bank of America	07/01/2025	EUR	1,878,000	USD	2,200,898	11,442
Bank of America	07/02/2025	EUR	3,767,000	USD	4,418,928	18,997
Bank of America	07/16/2025	EUR	69,570,000	USD	80,164,697	1,877,942
Bank of America	09/17/2025	EUR	65,461,000	USD	75,780,823	1,741,194
Bank of America	07/01/2025	GBP	2,000	USD	2,743	2
Bank of America	07/02/2025	GBP	694,000	USD	952,644	(18)
Bank of America	07/16/2025	GBP	23,160,000	USD	31,343,469	449,552
Bank of America	09/17/2025	GBP	76,497,000	USD	103,371,699	1,686,130
Bank of America	07/01/2025	JPY	181,374,000	USD	1,253,963	5,674
Bank of America	07/02/2025	JPY	102,944,000	USD	713,662	1,361
Bank of America	07/16/2025	JPY	4,827,000,000	USD	33,636,684	(52,748)
Bank of America	08/20/2025	JPY	532,000,000	USD	3,679,848	36,583
Bank of America	09/17/2025	JPY	445,320,000	USD	3,123,232	(2,716)
Bank of America	07/16/2025	MXN	487,080,000	USD	25,342,198	569,519
Bank of America	09/17/2025	MXN	600,128,000	USD	31,282,455	427,622
Bank of America	07/01/2025	NZD	87,000	USD	52,758	275
Bank of America	07/02/2025	NZD	2,000	USD	1,218	2
Bank of America	09/17/2025	NZD	29,868,000	USD	18,063,762	191,532
Bank of America	07/01/2025	USD	730,280	AUD	1,114,000	(2,908)
Bank of America	07/02/2025	USD	673,873	AUD	1,030,000	(4,038)
Bank of America	09/17/2025	USD	15,974,914	AUD	24,460,000	(150,337)
Bank of America	07/02/2025	USD	174,613	CAD	238,000	(180)
Bank of America	07/16/2025	USD	83,432,730	CAD	114,060,000	(401,094)
Bank of America	09/17/2025	USD	27,125,651	CAD	36,892,000	(75,669)
Bank of America	07/01/2025	USD	221,560	CHF	177,000	(1,545)
Bank of America	07/02/2025	USD	1,608,636	CHF	1,278,000	(2,453)
Bank of America	09/17/2025	USD	7,428,814	CHF	5,919,000	(106,646)
Bank of America	07/16/2025	USD	52,048,587	CNH	373,170,000	(151,935)
Bank of America	08/20/2025	USD	17,314,558	CNH	123,640,000	(28,965)
Bank of America	07/01/2025	USD	2,201,630	EUR	1,878,000	(10,710)
Bank of America	07/02/2025	USD	4,430,357	EUR	3,767,000	(7,568)
Bank of America	07/16/2025	USD	57,667,659	EUR	49,990,000	(1,284,642)
Bank of America	09/17/2025	USD	17,962,927	EUR	15,384,000	(255,535)
Bank of America	07/01/2025	USD	2,749	GBP	2,000	4
Bank of America	07/02/2025	USD	951,124	GBP	694,000	(1,501)
Bank of America	07/16/2025	USD	62,822,565	GBP	46,270,000	(694,841)

The accompanying notes are an integral part of these consolidated financial statements.

45

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2025 (Unaudited)(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	09/17/2025	USD	15,282,934	GBP	11,208,000	$(109,671)
Bank of America	07/01/2025	USD	1,257,407	JPY	181,374,000	(2,231)
Bank of America	07/02/2025	USD	715,516	JPY	102,944,000	493
Bank of America	07/16/2025	USD	53,994,811	JPY	7,735,000,000	178,415
Bank of America	08/20/2025	USD	28,657,532	JPY	4,116,000,000	(95,902)
Bank of America	09/17/2025	USD	7,429,802	JPY	1,064,854,000	(32,009)
Bank of America	07/16/2025	USD	13,969,936	MXN	266,450,000	(204,690)
Bank of America	09/17/2025	USD	83,499	MXN	1,614,000	(1,782)
Bank of America	07/01/2025	USD	52,829	NZD	87,000	(203)
Bank of America	07/02/2025	USD	1,215	NZD	2,000	(4)
Bank of America	09/17/2025	USD	2,782,707	NZD	4,596,000	(26,364)
Deutsche Bank	07/16/2025	AUD	48,530,000	USD	31,633,416	316,135
Deutsche Bank	08/20/2025	AUD	5,090,000	USD	3,323,944	29,640
Deutsche Bank	07/16/2025	BRL	220,650,000	USD	38,387,019	2,059,113
Deutsche Bank	07/16/2025	CAD	29,880,000	USD	21,839,470	122,258
Deutsche Bank	07/16/2025	CHF	59,450,000	USD	73,384,149	1,703,269
Deutsche Bank	07/17/2025	CLP	5,383,000,000	USD	5,757,338	20,757
Deutsche Bank	07/16/2025	CNH	155,980,000	USD	21,778,574	40,537
Deutsche Bank	07/16/2025	EUR	12,110,000	USD	14,049,208	231,896
Deutsche Bank	07/16/2025	GBP	11,950,000	USD	16,178,765	225,665
Deutsche Bank	07/16/2025	ILS	11,580,000	USD	3,370,831	67,357
Deutsche Bank	08/20/2025	ILS	700,000	USD	206,828	1,098
Deutsche Bank	07/16/2025	INR	440,040,000	USD	5,121,902	5,379
Deutsche Bank	08/20/2025	INR	323,840,000	USD	3,765,945	1,739
Deutsche Bank	07/16/2025	JPY	2,908,000,000	USD	20,075,604	156,856
Deutsche Bank	08/20/2025	JPY	818,000,000	USD	5,689,030	25,331
Deutsche Bank	07/16/2025	KRW	8,338,000,000	USD	6,108,525	76,268
Deutsche Bank	08/20/2025	KRW	2,184,000,000	USD	1,612,367	11,237
Deutsche Bank	07/16/2025	MXN	257,390,000	USD	13,474,429	218,223
Deutsche Bank	07/16/2025	NOK	151,960,000	USD	15,080,085	(2,280)
Deutsche Bank	07/16/2025	NZD	39,020,000	USD	23,501,584	295,859
Deutsche Bank	08/20/2025	NZD	570,000	USD	346,158	1,898
Deutsche Bank	07/16/2025	PLN	48,250,000	USD	12,977,162	403,934
Deutsche Bank	07/16/2025	SEK	98,460,000	USD	10,333,031	85,501
Deutsche Bank	07/16/2025	SGD	14,210,000	USD	11,078,648	111,242
Deutsche Bank	07/16/2025	USD	31,347,081	AUD	48,530,000	(602,470)
Deutsche Bank	08/20/2025	USD	1,236,019	AUD	1,890,000	(9,221)
Deutsche Bank	07/16/2025	USD	3,255,926	BRL	18,070,000	(56,386)
Deutsche Bank	07/16/2025	USD	98,346,349	CHF	79,960,000	(2,645,914)
Deutsche Bank	07/17/2025	USD	3,151,804	CLP	2,961,000,000	(26,524)
Deutsche Bank	07/16/2025	USD	19,547,891	CNH	140,190,000	(62,451)
Deutsche Bank	07/16/2025	USD	13,049,876	EUR	11,300,000	(276,009)
Deutsche Bank	07/16/2025	USD	1,724,896	GBP	1,280,000	(32,232)
Deutsche Bank	07/16/2025	USD	3,301,487	ILS	11,580,000	(136,701)
Deutsche Bank	07/16/2025	USD	5,112,082	INR	440,040,000	(15,200)
Deutsche Bank	07/16/2025	USD	6,102,532	KRW	8,338,000,000	(82,261)

The accompanying notes are an integral part of these consolidated financial statements.

46

LOCORR MACRO STRATEGIES FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2025 (Unaudited)(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	08/20/2025	USD	1,139,241	KRW	1,540,000,000	$(5,609)
Deutsche Bank	07/16/2025	USD	15,065,030	NOK	151,960,000	(12,775)
Deutsche Bank	08/20/2025	USD	1,291,123	NOK	13,040,000	(3,018)
Deutsche Bank	07/16/2025	USD	23,438,729	NZD	39,020,000	(358,714)
Deutsche Bank	08/20/2025	USD	4,123,656	NZD	6,780,000	(16,374)
Deutsche Bank	07/16/2025	USD	2,562,879	PLN	9,430,000	(52,328)
Deutsche Bank	07/16/2025	USD	19,110,041	SEK	182,260,000	(175,776)
Deutsche Bank	07/16/2025	USD	7,783,948	SGD	9,940,000	(43,463)
Deutsche Bank	07/16/2025	USD	14,677,901	ZAR	264,130,000	(222,186)
Deutsche Bank	08/20/2025	USD	996,592	ZAR	17,780,000	(3,817)
Deutsche Bank	07/16/2025	ZAR	264,130,000	USD	14,788,654	111,434
Net Unrealized Appreciation (Depreciation)						$7,645,638

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these consolidated financial statements.

47

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 28.8%
United States Treasury Note
4.50%, 07/15/2026	$2,170,000	$2,181,316
1.38%, 10/31/2028	2,465,000	2,285,229
4.25%, 02/28/2029	14,750,000	15,007,549
4.63%, 04/30/2029	23,205,000	23,927,437
3.25%, 06/30/2029	17,505,000	17,182,935
4.00%, 02/28/2030	18,010,000	18,182,361
TOTAL U.S. TREASURY SECURITIES (Cost $77,465,721)		78,766,827
CORPORATE BONDS - 23.3%
Aerospace & Defense - 0.7%
Boeing Co., 3.25%, 02/01/2028	1,085,000	1,052,238
L3Harris Technologies, Inc., 5.40%, 01/15/2027	645,000	655,641
RTX Corp., 4.13%, 11/16/2028	300,000	298,758
		2,006,637
Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029	550,000	555,042
Apparel - 0.1%
Tapestry, Inc., 5.10%, 03/11/2030	265,000	268,260
Auto Manufacturers - 1.0%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	1,025,000	1,032,708
General Motors Financial Co., Inc., 5.35%, 01/07/2030	875,000	885,376
Toyota Motor Credit Corp.
5.60%, 09/11/2025	300,000	300,632
4.55%, 08/07/2026	230,000	230,784
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025(a)	405,000	399,482
		2,848,982
Banks - 8.8%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	1,705,000	1,704,428
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	1,865,000	1,910,884
Bank of America NA, 5.53%, 08/18/2026	2,080,000	2,109,458
Bank of New York Mellon, 4.59% to 04/20/2026 then SOFR + 0.69%, 04/20/2027	1,900,000	1,904,346
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	395,000	389,951
Citibank NA, 4.58%, 05/29/2027	1,100,000	1,105,931
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(a)	250,000	254,579
Credit Suisse AG, 5.00%, 07/09/2027	425,000	431,503
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	185,000	186,359
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(a)	590,000	610,427
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	1,990,000	1,992,749
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	365,000	387,149
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	485,000	504,255

The accompanying notes are an integral part of these consolidated financial statements.

48

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	$2,170,000	$2,223,178
Morgan Stanley, 5.19% to 04/17/2030 then SOFR + 1.51%, 04/17/2031	1,125,000	1,153,089
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	1,770,000	1,784,130
NatWest Markets PLC, 5.41%, 05/17/2029(a)	555,000	573,230
PNC Bank NA, 4.54% to 05/13/2026 then SOFR + 0.63%, 05/13/2027	1,095,000	1,095,533
State Street Corp., 4.54%, 02/28/2028	540,000	546,088
Toronto-Dominion Bank, 1.25%, 09/10/2026	930,000	897,363
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(a)	665,000	682,763
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	1,445,000	1,479,448
		23,926,841
Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	590,000	597,375
Biotechnology - 0.3%
Amgen, Inc., 5.15%, 03/02/2028	735,000	750,899
Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	335,000	332,770
Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	245,000	248,405
Computers - 0.2%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	645,000	641,383
Cosmetics & Personal Care - 0.7%
Haleon US Capital LLC, 3.38%, 03/24/2027	1,200,000	1,182,275
Unilever Capital Corp., 4.25%, 08/12/2027	715,000	718,109
		1,900,384
Diversified Financial Services - 0.7%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	1,225,000	1,252,085
Air Lease Corp., 5.85%, 12/15/2027	670,000	692,864
		1,944,949
Electric - 1.3%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	330,000	337,275
Florida Power & Light Co.
5.05%, 04/01/2028	715,000	732,285
4.40%, 05/15/2028	895,000	901,612
Georgia Power Co., 5.00%, 02/23/2027	785,000	796,062
NSTAR Electric Co., 3.20%, 05/15/2027	585,000	575,170
Southern California Edison Co., 1.20%, 02/01/2026	185,000	180,324
		3,522,728
Electronics - 0.4%
Honeywell International, Inc.
4.65%, 07/30/2027	745,000	752,752
4.88%, 09/01/2029	265,000	271,216
		1,023,968

The accompanying notes are an integral part of these consolidated financial statements.

49

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Food - 2.3%
General Mills, Inc., 4.88%, 01/30/2030	$690,000	$701,262
Mars, Inc.
4.60%, 03/01/2028(a)	2,615,000	2,635,830
4.80%, 03/01/2030(a)	2,445,000	2,476,399
Sysco Corp., 3.25%, 07/15/2027	490,000	480,438
		6,293,929
Healthcare-Services - 0.6%
HCA, Inc., 5.00%, 03/01/2028	380,000	385,599
UnitedHealth Group, Inc.
4.40%, 06/15/2028	345,000	346,658
4.25%, 01/15/2029	960,000	957,711
		1,689,968
Insurance - 0.6%
Brown & Brown, Inc., 4.60%, 12/23/2026	435,000	437,024
Equitable Financial Life Global, 1.40%, 07/07/2025(a)	410,000	409,776
Metropolitan Life Global Funding I, 5.05%, 01/06/2028(a)	295,000	300,963
Principal Life Global Funding II, 0.88%, 01/12/2026(a)	420,000	412,137
		1,559,900
Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	310,000	317,539
Media - 0.1%
Charter Communications Operating LLC, 4.91%, 07/23/2025	201,000	200,985
Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	290,000	298,117
Pharmaceuticals - 0.7%
AbbVie, Inc., 4.80%, 03/15/2029	290,000	295,620
Astrazeneca Finance LLC, 4.80%, 02/26/2027	270,000	272,964
CVS Health Corp.
2.88%, 06/01/2026	1,170,000	1,152,028
5.00%, 01/30/2029	200,000	202,995
		1,923,607
Pipelines - 0.9%
Enbridge, Inc., 6.00%, 11/15/2028	525,000	551,054
Energy Transfer LP, 6.05%, 12/01/2026	1,130,000	1,153,517
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027(a)	315,000	316,971
Williams Cos., Inc., 4.90%, 03/15/2029	380,000	385,171
		2,406,713
REITS - 1.1%
American Homes 4 Rent LP, 4.90%, 02/15/2029	290,000	293,218
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	345,000	343,651
Essex Portfolio LP, 1.70%, 03/01/2028	295,000	275,009
Kite Realty Group LP, 4.00%, 10/01/2026	880,000	872,160

The accompanying notes are an integral part of these consolidated financial statements.

50

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
REITS - (Continued)
Lineage OP LP, 5.25%, 07/15/2030(a)	$575,000	$578,061
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(a)	645,000	662,489
		3,024,588
Retail - 0.6%
Home Depot, Inc., 4.88%, 06/25/2027	465,000	472,246
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	675,000	686,890
4.20%, 04/01/2030	300,000	296,940
Walmart, Inc., 4.35%, 04/28/2030	180,000	181,993
		1,638,069
Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	380,000	383,424
Software - 0.2%
Oracle Corp., 4.80%, 08/03/2028	445,000	452,252
Telecommunications - 1.1%
AT&T, Inc., 2.30%, 06/01/2027	720,000	694,087
T-Mobile USA, Inc.
4.80%, 07/15/2028	470,000	476,160
4.85%, 01/15/2029	940,000	952,933
Verizon Communications, Inc., 2.10%, 03/22/2028	780,000	738,934
		2,862,114
TOTAL CORPORATE BONDS (Cost $62,832,271)		63,619,828
MORTGAGE-BACKED SECURITIES - 11.2%
Alen Mortgage Trust, Series 2021-ACEN, Class A, 5.58% (1 mo. Term SOFR + 1.26%), 04/15/2034(a)	600,000	574,500
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 6.05% (1 mo. Term SOFR + 1.75%), 06/15/2035(a)	1,000,000	1,000,437
Banc of America-Remic Trust, Series 2022-DKLX, Class A, 5.46% (1 mo. Term SOFR + 1.15%), 01/15/2039(a)	1,133,633	1,130,090
BANK-2022, Series 2022-BNK39, Class A1, 1.74%, 02/15/2055	235,553	229,816
BX Trust
Series 2022-VAMF, Class B, 5.59% (1 mo. Term SOFR + 1.28%), 01/15/2039(a)	250,000	249,531
Series 2023-DELC, Class A, 7.00% (1 mo. Term SOFR + 2.69%), 05/15/2038(a)	330,000	332,058
Series 2024-XL5, Class A, 5.70% (1 mo. Term SOFR + 1.39%), 03/15/2041(a)	1,165,622	1,166,715
ELP Commercial Mortgage Trust
Series 2021-ELP, Class A, 5.13% (1 mo. Term SOFR + 0.82%), 11/15/2038(a)	1,445,318	1,443,511
Series 2021-ELP, Class B, 5.55% (1 mo. Term SOFR + 1.23%), 11/15/2038(a)	948,896	947,709
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M2, 7.81% (30 day avg SOFR US + 3.50%), 03/25/2042(a)	2,000,000	2,077,820
Series 2022-R04, Class 1M2, 7.41% (30 day avg SOFR US + 3.10%), 03/25/2042(a)	1,150,000	1,184,574

The accompanying notes are an integral part of these consolidated financial statements.

51

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series 2022-R05, Class 2M2, 7.31% (30 day avg SOFR US + 3.00%), 04/25/2042(a)	$35,000	$35,937
Series 2022-R06, Class 1M2, 8.16% (30 day avg SOFR US + 3.85%), 05/25/2042(a)	605,000	632,592
Series 2022-R07, Class 1M2, 8.96% (30 day avg SOFR US + 4.65%), 06/25/2042(a)	1,050,000	1,119,375
Series 2022-R08, Class 1M2, 7.91% (30 day avg SOFR US + 3.60%), 07/25/2042(a)	1,930,000	2,012,935
Series 2023-R01, Class 1M2, 8.06% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	865,000	912,240
Series 2023-R02, Class 1M2, 7.66% (30 day avg SOFR US + 3.35%), 01/25/2043(a)	1,445,000	1,506,590
Series 2023-R04, Class 1M2, 7.86% (30 day avg SOFR US + 3.55%), 05/25/2043(a)	600,000	633,270
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1B, 7.41% (30 day avg SOFR US + 3.10%), 03/25/2043(a)	745,000	775,731
Series 2023-DNA2, Class M1B, 7.56% (30 day avg SOFR US + 3.25%), 04/25/2043(a)	1,605,000	1,681,661
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	406,242	394,055
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.85% (1 mo. Term SOFR + 1.54%), 12/15/2039(a)	2,130,000	2,124,671
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 5.72% (1 mo. Term SOFR + 1.40%), 03/15/2039(a)	1,500,000	1,499,063
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 5.95% (1 mo. Term SOFR + 1.64%), 03/15/2039(a)	1,400,000	1,400,873
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.30% (1 mo. Term SOFR + 1.99%), 08/15/2029(a)	1,875,000	1,877,317
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 5.31% (1 mo. Term SOFR + 0.99%), 07/15/2038(a)	1,000,000	944,582
SMR Mortgage Trust, Series 2022-IND, Class A, 5.96% (1 mo. Term SOFR + 1.65%), 02/15/2039(a)	1,144,596	1,146,578
SREIT Trust, Series 2021-MFP2, Class A, 5.25% (1 mo. Term SOFR + 0.94%), 11/15/2036(a)	1,500,000	1,499,063
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060(a)(b)	35,311	34,636
TOTAL MORTGAGE-BACKED SECURITIES (Cost $30,620,367)		30,567,930
ASSET-BACKED SECURITIES - 10.7%
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	1,870,000	1,907,943
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(c)	9,331	9,004
Avis Budget Car Rental LLC, Series 2023-2A, Class A, 5.20%, 10/20/2027(a)	200,000	201,466
CarMax Auto Owner Trust
Series 2021-4, Class A3, 0.56%, 09/15/2026	14,055	14,032
Series 2024-4, Class A3, 4.60%, 10/15/2029	2,450,000	2,466,118

The accompanying notes are an integral part of these consolidated financial statements.

52

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Carvana Auto Receivables Trust
Series 2022-P3, Class A3, 4.61%, 11/10/2027	$770,873	$770,574
Series 2024-P4, Class A3, 4.64%, 01/10/2030	400,000	400,395
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	1,000,000	997,232
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051(a)	627,250	603,815
Financial Holding Corp., Series 2024-D, Class A, 5.34%, 04/15/2029(a)	1,240,000	1,266,646
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	1,175,000	1,185,961
Series 2024-C, Class A3, 4.07%, 07/15/2029	2,450,000	2,442,673
Series 2024-D, Class A3, 4.61%, 08/15/2029	750,000	755,760
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class A3, 5.78%, 08/16/2028	1,380,000	1,396,045
Series 2024-2, Class A3, 5.10%, 03/16/2029	825,000	832,465
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	2,280,000	2,298,605
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033(a)	129,787	127,541
Series 2023-1A, Class A, 5.72%, 01/25/2038(a)	66,505	67,865
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	334,478	338,129
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	940,000	948,288
IPFS Corp., Series 2024-B, Class A, 4.95%, 02/15/2029(a)	500,000	504,816
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043(a)	2,046,084	2,080,195
Series 2025-1A, Class A, 4.97%, 09/22/2042(a)	554,867	560,742
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051(a)	774,000	757,677
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040(a)	111,140	113,554
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	1,007,063	959,761
T-Mobile US Trust, Series 2024-1A, Class A, 5.05%, 09/20/2029(a)	610,000	614,715
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	2,850,000	2,890,188
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027(a)	303,639	305,012
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	1,300,000	1,311,069
TOTAL ASSET-BACKED SECURITIES (Cost $28,954,490)		29,128,286
U.S. GOVERNMENT AGENCY ISSUES - 4.8%
Federal Home Loan Banks
2.07%, 08/28/2025	2,145,000	2,136,954
0.60%, 02/12/2026	1,990,000	1,946,295
1.00%, 03/23/2026	1,950,000	1,905,348
4.00%, 03/10/2027	1,500,000	1,505,517
1.10%, 02/25/2028	2,365,000	2,203,721
Federal National Mortgage Association, 0.75%, 10/08/2027	3,825,000	3,578,090
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $13,169,951)		13,275,925

The accompanying notes are an integral part of these consolidated financial statements.

53

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.00% (1 mo. Term SOFR + 1.69%), 03/15/2041(a)	$502,879	$503,507
Fannie Mae Connecticut Avenue Securities
Series 2023-R05, Class 1M2, 7.41% (30 day avg SOFR US + 3.10%), 06/25/2043(a)	550,000	573,836
Series 2023-R06, Class 1M2, 7.01% (30 day avg SOFR US + 2.70%), 07/25/2043(a)	2,050,000	2,115,989
Series 2023-R08, Class 1M2, 6.81% (30 day avg SOFR US + 2.50%), 10/25/2043(a)	380,000	390,626
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA1, Class M1B, 7.81% (30 day avg SOFR US + 3.50%), 05/25/2043(a)	890,000	940,021
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,534,882)		4,523,979
MUNICIPAL BONDS - 0.3%
State of Hawaii, 1.03%, 08/01/2025	720,000	717,976
TOTAL MUNICIPAL BONDS (Cost $720,000)		717,976
TOTAL INVESTMENTS - 80.7% (Cost $218,297,682)		$220,600,751
Money Market Deposit Account - 6.7%(d)(e)		18,386,826
Other Assets in Excess of Liabilities - 12.6%(f)		34,217,246
TOTAL NET ASSETS - 100.0%		$273,204,823

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $53,292,083 or 18.8% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

(e)	A portion of this security is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $422,439.
(f)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $29,809,870.
The accompanying notes are an integral part of these consolidated financial statements.

54

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
3 Month Euribor	908	12/14/2026	$262,314,914	$(66,516)
3-Month Secured Overnight Financing Rate	883	03/16/2027	214,061,275	511,412
Arabica Coffee	19	09/18/2025	2,138,213	(383,360)
Austrailian Government 10 Year Bonds	425	09/15/2025	32,060,591	131,366
Brent Crude Oil	123	07/31/2025	8,209,020	(809,350)
CAC40 10 Euro Index	153	07/18/2025	13,823,401	2,341
Canadian 10 Year Government Bonds	25	09/18/2025	2,239,765	8,719
Crude Oil	109	07/22/2025	7,096,990	(774,318)
Crude Soybean Oil	95	12/12/2025	3,006,750	(105,441)
Dow Jones Industrial Average Index	41	09/19/2025	9,099,745	321,187
Euro STOXX 50 Quanto Index	234	09/19/2025	14,683,402	18,952
Euro-BOBL	406	09/08/2025	56,280,353	(202,412)
Euro-Schatz	1,352	09/08/2025	170,805,602	(259,231)
FTSE 100 Index	120	09/19/2025	14,477,845	(89,250)
German Stock Index	30	09/19/2025	21,246,451	371,177
Gold	68	08/27/2025	22,492,360	(284,362)
Hang Seng Index	123	07/30/2025	18,868,477	(238,735)
ICE 3 Month SONIA Rate	136	03/16/2027	45,090,183	95,093
London Cocoa	5	09/15/2025	407,607	(45,153)
London Metals - Aluminum(a)	33	09/15/2025	2,145,050	44,767
London Metals - Copper(a)	58	09/15/2025	14,329,885	457,859
London Metals - Zinc(a)	8	09/15/2025	550,536	10,684
Low Sulphur Gas Oil	191	08/12/2025	12,625,100	(997,685)
Nasdaq 100 Index	49	09/19/2025	22,435,385	597,247
Natural Gas	49	07/29/2025	1,693,440	(174,798)
Nikkei 225 Index	41	09/11/2025	11,533,697	533,986
NY Harbor ULSD	153	07/31/2025	14,627,504	(117,853)
Reformulated Gasoline Blendstock	98	07/31/2025	8,528,764	(605,658)
S&P 500 Index	68	09/19/2025	21,262,750	443,322
Silver	68	09/26/2025	12,298,480	(60,789)
TOPIX Index	79	09/11/2025	15,665,046	357,921
U.S. Treasury 10 Year Notes	68	09/19/2025	7,624,500	28,791
U.S. Treasury 2 Year Notes	390	09/30/2025	81,129,141	164,806
U.S. Treasury 5 Year Note	243	09/30/2025	26,487,000	56,855
				$(1,058,426)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(9)	09/11/2025	$869,345	$159
Corn No. 2 Yellow	(444)	12/12/2025	9,446,100	297,401
Cotton No.2	(68)	12/08/2025	2,316,420	(12,449)
Dollar Index	(33)	09/15/2025	3,184,269	61,954
Euro-Bund	(5)	09/08/2025	766,553	4,861
Hard Red Winter Wheat	(136)	09/12/2025	3,581,900	285,214
Japanese 10 Year Government Bonds	(31)	09/12/2025	29,926,878	(100,923)
London Metals - Aluminum(a)	(85)	09/15/2025	5,525,127	(229,017)

The accompanying notes are an integral part of these consolidated financial statements.

55

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
June 30, 2025 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
London Metals - Copper(a)	(6)	09/15/2025	$1,482,402	$(37,093)
London Metals - Zinc(a)	(52)	09/15/2025	3,578,484	(41,720)
Long Gilt	(76)	09/26/2025	9,704,991	(188,537)
Russell 2000 Index	(46)	09/19/2025	5,040,910	(143,971)
Soybean Meal	(109)	12/12/2025	3,153,370	99,791
Soybeans	(164)	11/14/2025	8,421,400	327,843
Sugar #11	(226)	09/30/2025	4,100,544	171,594
U.S. Treasury Long Bonds	(63)	09/19/2025	7,274,531	(190,385)
Wheat	(191)	12/12/2025	5,348,000	323,686
				$628,408
Net Unrealized Appreciation (Depreciation)				$(430,018)

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

56

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Merrill Lynch	07/01/2025	AUD	633,000	USD	413,768	$2,846
Merrill Lynch	07/02/2025	AUD	587,000	USD	385,707	636
Merrill Lynch	09/17/2025	AUD	15,088,000	USD	9,820,140	126,622
Merrill Lynch	07/02/2025	CAD	135,000	USD	98,792	355
Merrill Lynch	09/17/2025	CAD	10,897,000	USD	8,018,625	15,984
Merrill Lynch	07/01/2025	CHF	101,000	USD	126,276	1,032
Merrill Lynch	07/02/2025	CHF	728,000	USD	912,483	5,258
Merrill Lynch	09/17/2025	CHF	32,127,000	USD	39,683,043	1,217,736
Merrill Lynch	07/01/2025	EUR	1,069,000	USD	1,252,801	6,513
Merrill Lynch	07/02/2025	EUR	2,145,000	USD	2,516,220	10,817
Merrill Lynch	09/17/2025	EUR	37,339,000	USD	43,225,378	993,235
Merrill Lynch	07/01/2025	GBP	1,000	USD	1,372	1
Merrill Lynch	07/02/2025	GBP	395,000	USD	542,211	(11)
Merrill Lynch	09/17/2025	GBP	43,890,000	USD	59,320,767	955,951
Merrill Lynch	07/01/2025	JPY	103,248,000	USD	713,824	3,230
Merrill Lynch	07/02/2025	JPY	58,601,000	USD	406,253	775
Merrill Lynch	09/17/2025	JPY	265,112,000	USD	1,859,389	(1,655)
Merrill Lynch	09/17/2025	MXN	357,438,000	USD	18,631,774	254,841
Merrill Lynch	07/01/2025	NZD	50,000	USD	30,321	158
Merrill Lynch	07/02/2025	NZD	1,000	USD	609	1
Merrill Lynch	09/17/2025	NZD	17,058,000	USD	10,320,824	105,009
Merrill Lynch	07/01/2025	USD	414,962	AUD	633,000	(1,652)
Merrill Lynch	07/02/2025	USD	384,042	AUD	587,000	(2,301)
Merrill Lynch	09/17/2025	USD	9,415,662	AUD	14,417,000	(88,742)
Merrill Lynch	07/02/2025	USD	99,045	CAD	135,000	(102)
Merrill Lynch	09/17/2025	USD	16,178,188	CAD	22,003,000	(45,130)
Merrill Lynch	07/01/2025	USD	126,427	CHF	101,000	(881)
Merrill Lynch	07/02/2025	USD	916,343	CHF	728,000	(1,398)
Merrill Lynch	09/17/2025	USD	4,558,343	CHF	3,635,000	(69,363)
Merrill Lynch	07/01/2025	USD	1,253,218	EUR	1,069,000	(6,096)
Merrill Lynch	07/02/2025	USD	2,522,728	EUR	2,145,000	(4,309)
Merrill Lynch	09/17/2025	USD	10,312,440	EUR	8,832,000	(146,833)
Merrill Lynch	07/01/2025	USD	1,375	GBP	1,000	2
Merrill Lynch	07/02/2025	USD	541,346	GBP	395,000	(855)
Merrill Lynch	09/17/2025	USD	9,163,239	GBP	6,724,000	(71,225)
Merrill Lynch	07/01/2025	USD	715,785	JPY	103,248,000	(1,270)
Merrill Lynch	07/02/2025	USD	407,308	JPY	58,601,000	281
Merrill Lynch	09/17/2025	USD	4,310,455	JPY	617,784,000	(18,577)
Merrill Lynch	09/17/2025	USD	868,718	MXN	16,731,000	(15,329)
Merrill Lynch	07/01/2025	USD	30,362	NZD	50,000	(117)
Merrill Lynch	07/02/2025	USD	608	NZD	1,000	(2)
Merrill Lynch	09/17/2025	USD	1,617,865	NZD	2,672,000	(15,259)
Net Unrealized Appreciation (Depreciation)						$3,210,176

The accompanying notes are an integral part of these consolidated financial statements.

57

LOCORR MARKET TREND FUND
CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2025 (Unaudited)(Continued)
AUD - Australian Dollars
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
USD - United States Dollar
The accompanying notes are an integral part of these consolidated financial statements.

58

LoCorr Spectrum Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 24.2%
Diversified Financial Services - 2.0%
Artisan Partners Asset Management, Inc. - Class A	16,636	$737,474
OneMain Holdings, Inc.	12,556	715,692
		1,453,166
Electric - 1.1%
Clearway Energy, Inc. - Class C	23,574	754,368
Mining - 7.4%
Agnico Eagle Mines Ltd.	11,608	1,380,539
Barrick Mining Corp.	88,885	1,850,586
Newmont Corp.	23,906	1,392,764
Rio Tinto PLC - ADR	12,227	713,201
		5,337,090
Pipelines - 9.8%
Antero Midstream Corp.	36,381	689,420
Enbridge, Inc.	18,984	860,355
Hess Midstream LP - Class A	46,149	1,777,198
Kinetik Holdings, Inc.	22,662	998,261
ONEOK, Inc.	13,949	1,138,657
Williams Cos., Inc.	25,796	1,620,246
		7,084,137
Transportation - 3.9%
Dorian LPG Ltd.	28,192	687,321
FLEX LNG Ltd.	37,272	819,239
Frontline PLC	44,774	734,741
Genco Shipping & Trading Ltd.	45,518	594,920
		2,836,221
TOTAL COMMON STOCKS (Cost $16,353,860)		17,464,982

	Units
MASTER LIMITED PARTNERSHIPS - 23.4%
Chemicals - 1.9%
CVR Partners LP(a)	15,420	1,369,913
Coal - 1.2%
Alliance Resource Partners LP	33,135	866,149
Diversified Financial Services - 1.1%
AllianceBernstein Holding LP	19,399	792,061
Gas - 1.5%
Global Partners LP	20,304	1,070,630
Investment Companies - 0.5%
Icahn Enterprises LP(a)	47,597	382,918

The accompanying notes are an integral part of these financial statements.

59

LoCorr Spectrum Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Units	Value
MASTER LIMITED PARTNERSHIPS - (Continued)
Oil & Gas - 2.5%
Black Stone Minerals LP	61,024	$798,194
Mach Natural Resources LP	30,117	434,890
TXO Partners LP	38,628	580,965
		1,814,049
Oil & Gas Services - 2.8%
CrossAmerica Partners LP	45,273	947,111
USA Compression Partners LP	44,117	1,072,484
		2,019,595
Pipelines - 11.9%
Cheniere Energy Partners LP	28,809	1,614,745
Delek Logistics Partners LP	22,954	985,874
Energy Transfer LP(a)	86,193	1,562,679
Enterprise Products Partners LP	44,535	1,381,030
MPLX LP	27,473	1,415,134
Plains All American Pipeline LP	52,401	959,986
Western Midstream Partners LP	16,728	647,374
		8,566,822
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,537,214)		16,882,137

	Shares
REITS - 21.7%
AGNC Investment Corp.(a)	210,404	1,933,613
American Homes 4 Rent - Class A	19,063	687,603
Annaly Capital Management, Inc.	67,876	1,277,426
Apollo Commercial Real Estate Finance, Inc.	65,631	635,308
Brandywine Realty Trust	143,664	616,319
Camden Property Trust	5,538	624,077
Digital Realty Trust, Inc.	8,825	1,538,462
Dynex Capital, Inc.	53,641	655,493
Essex Property Trust, Inc.	2,251	637,933
Gaming and Leisure Properties, Inc.	14,931	696,979
Global Net Lease, Inc.(a)	96,236	726,582
Healthpeak Properties, Inc.	35,837	627,506
Iron Mountain, Inc.	15,765	1,617,016
Omega Healthcare Investors, Inc.	15,843	580,646
Rithm Capital Corp.	80,427	908,021
Sabra Health Care, Inc.	47,245	871,198
Starwood Property Trust, Inc.	51,375	1,031,096
TOTAL REITS (Cost $15,084,069)		15,665,278

The accompanying notes are an integral part of these financial statements.

60

LoCorr Spectrum Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
CLOSED-END FUNDS - 14.0%
FS Credit Opportunities Corp.	156,605	$1,136,952
KKR Income Opportunities Fund	44,182	554,926
Morgan Stanley Emerging Markets Debt Fund, Inc.	78,840	609,433
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	131,360	672,563
Neuberger Berman High Yield Strategies Fund, Inc.	92,114	698,224
Nuveen Credit Strategies Income Fund	137,766	742,559
Nuveen Floating Rate Income Fund	102,678	869,683
Nuveen Preferred & Income Opportunities Fund	70,603	566,236
Nuveen Variable Rate Preferred & Income Fund	36,084	695,700
NYLI CBRE Global Infrastructure Megatrends Term Fund	64,430	915,550
PIMCO Access Income Fund	40,947	618,709
PIMCO Dynamic Income Opportunities Fund	48,855	658,565
Templeton Emerging Markets Income Fund	119,936	719,616
Western Asset Diversified Income Fund	43,951	652,233
TOTAL CLOSED-END FUNDS (Cost $9,598,907)		10,110,949
BUSINESS DEVELOPMENT COMPANIES - 9.5%
Ares Capital Corp.	64,081	1,407,219
Blackstone Secured Lending Fund	48,848	1,502,076
Blue Owl Capital Corp.	45,804	656,829
FS KKR Capital Corp.	66,835	1,386,826
Oaktree Specialty Lending Corp.	40,848	557,984
Sixth Street Specialty Lending, Inc.	29,829	710,229
Hercules Capital, Inc.	34,818	636,473
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $6,494,703)		6,857,636
PREFERRED STOCKS - 2.1%
Aerospace & Defense - 1.2%
FTAI Aviation Ltd., Series D, 9.50% to 06/15/2028 then 5 yr. CMT Rate + 5.16%, Perpetual	31,664	849,229
REITS - 0.9%
Chimera Investment Corp., Series B, 10.35% (3 mo. Term SOFR + 6.05%), Perpetual	27,829	679,584
TOTAL PREFERRED STOCKS (Cost $1,290,654)		1,528,813

The accompanying notes are an integral part of these financial statements.

61

LoCorr Spectrum Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
ROYALTY TRUSTS - 1.1%
Oil & Gas - 1.1%
Kimbell Royalty Partners LP	53,339	$744,612
TOTAL ROYALTY TRUSTS (Cost $696,059)		744,612
TOTAL INVESTMENTS - 96.0% (Cost $62,055,466)		$69,254,407
Money Market Deposit Account - 3.6%(a)		2,621,574
Other Assets in Excess of Liabilities - 0.4%(b)		268,071
TOTAL NET ASSETS - 100.0%		$72,144,052

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	All or a portion of this security is held as collateral for options written. As of the reporting date, the value of this collateral is $4,502,354.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

(c)	Includes assets pledged as collateral for derivatives. As of the reporting date, the value of these assets totals $285,099.
The accompanying notes are an integral part of these financial statements.

62

LOCORR STRATEGIC ALLOCATION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 49.9%
Advertising - 0.0%(a)
Omnicom Group, Inc.	132	$9,496
Aerospace & Defense - 1.1%
Boeing Co.(b)	260	54,478
General Dynamics Corp.	124	36,166
General Electric Co.	418	107,589
Howmet Aerospace, Inc.	108	20,102
L3Harris Technologies, Inc.	65	16,305
Lockheed Martin Corp.	104	48,166
Northrop Grumman Corp.	16	8,000
RTX Corp.	531	77,537
TransDigm Group, Inc.	21	31,933
		400,276
Agriculture - 0.5%
Altria Group, Inc.	784	45,966
Archer-Daniels-Midland Co.	241	12,720
Philip Morris International, Inc.	603	109,824
		168,510
Airlines - 0.1%
Southwest Airlines Co.	601	19,496
Apparel - 0.2%
Deckers Outdoor Corp.(b)	193	19,893
NIKE, Inc. - Class B	624	44,329
		64,222
Auto Manufacturers - 1.1%
Cummins, Inc.	91	29,803
Ford Motor Co.	2,417	26,224
General Motors Co.	623	30,658
Tesla Motors, Inc.(b)	993	315,436
		402,121
Banks - 2.3%
Bank of America Corp.	2,716	128,521
Bank of New York Mellon Corp.	290	26,422
Citigroup, Inc.	790	67,245
Fifth Third Bancorp	649	26,693
Goldman Sachs Group, Inc.	116	82,099
Huntington Bancshares, Inc.	543	9,101
JPMorgan Chase & Co.	1,006	291,649
M&T Bank Corp.	44	8,536
Morgan Stanley	446	62,824
Northern Trust Corp.	75	9,509
PNC Financial Services Group, Inc.	212	39,521
State Street Corp.	89	9,464
Truist Financial Corp.	210	9,028

The accompanying notes are an integral part of these consolidated financial statements.

63

LOCORR STRATEGIC ALLOCATION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
US Bancorp	842	$38,100
Wells Fargo & Co.	925	74,111
		882,823
Beverages - 0.5%
Brown-Forman Corp. - Class B	538	14,478
Coca-Cola Co.	1,012	71,599
Keurig Dr Pepper, Inc.	453	14,976
Monster Beverage Corp.(b)	499	31,257
PepsiCo, Inc.	547	72,226
		204,536
Biotechnology - 0.6%
Amgen, Inc.	247	68,965
Corteva, Inc.	304	22,657
Gilead Sciences, Inc.	529	58,650
Moderna, Inc.(b)	639	17,630
Vertex Pharmaceuticals, Inc.(b)	115	51,198
		219,100
Building Materials - 0.3%
Carrier Global Corp.	470	34,399
Johnson Controls International PLC	191	20,174
Martin Marietta Materials, Inc.	25	13,724
Trane Technologies PLC	113	49,427
Vulcan Materials Co.	40	10,433
		128,157
Chemicals - 0.5%
Albemarle Corp.	117	7,332
CF Industries Holdings, Inc.	86	7,912
Dow, Inc.	555	14,697
Eastman Chemical Co.	128	9,557
Ecolab, Inc.	69	18,591
Linde PLC	192	90,083
LyondellBasell Industries NV - Class A	265	15,333
Sherwin-Williams Co.	115	39,486
		202,991
Commercial Services - 0.7%
Automatic Data Processing, Inc.	72	22,205
Cintas Corp.	113	25,184
Corpay, Inc.(b)	69	22,896
Equifax, Inc.	36	9,337
Global Payments, Inc.	124	9,925
Moody's Corp.	80	40,127
PayPal Holdings, Inc.(b)	151	11,222
Quanta Services, Inc.	64	24,197
Rollins, Inc.	171	9,648
S&P Global, Inc.	128	67,493

The accompanying notes are an integral part of these consolidated financial statements.

64

LOCORR STRATEGIC ALLOCATION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Commercial Services - (Continued)
United Rentals, Inc.	12	$9,041
Verisk Analytics, Inc.	83	25,855
		277,130
Computers - 3.7%
Accenture PLC - Class A	243	72,630
Amentum Holdings, Inc.(b)	0(c)	5
Apple, Inc.	5,253	1,077,758
Cognizant Technology Solutions Corp. - Class A	371	28,949
Crowdstrike Holdings, Inc. - Class A(b)	82	41,763
Dell Technologies, Inc. - Class C	87	10,666
Fortinet, Inc.(b)	229	24,210
HP, Inc.	917	22,430
International Business Machines Corp.	348	102,583
NetApp, Inc.	230	24,507
Super Micro Computer, Inc.(b)	200	9,802
		1,415,303
Cosmetics & Personal Care - 0.6%
Colgate-Palmolive Co.	420	38,178
Estee Lauder Cos., Inc. - Class A	302	24,402
Kenvue, Inc.	1,400	29,302
Procter & Gamble Co.	803	127,934
		219,816
Distribution & Wholesale - 0.2%
Copart, Inc.(b)	575	28,215
Fastenal Co.	201	8,442
WW Grainger, Inc.	30	31,207
		67,864
Diversified Financial Services - 2.1%
American Express Co.	122	38,916
Ameriprise Financial, Inc.	60	32,024
Apollo Global Management, Inc.	63	8,938
Blackrock, Inc.	37	38,822
Capital One Financial Corp.	280	59,573
Cboe Global Markets, Inc.	40	9,328
Charles Schwab Corp.	706	64,415
CME Group, Inc.	117	32,248
Coinbase Global, Inc. - Class A(b)	54	18,927
Intercontinental Exchange, Inc.	222	40,730
Invesco Ltd.	1,161	18,309
Mastercard, Inc. - Class A	296	166,334
Nasdaq, Inc.	329	29,419
Raymond James Financial, Inc.	53	8,129
Synchrony Financial	143	9,544
Visa, Inc. - Class A	627	222,616
		798,272

The accompanying notes are an integral part of these consolidated financial statements.

65

LOCORR STRATEGIC ALLOCATION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electric - 1.1%
AES Corp.	794	$8,353
Alliant Energy Corp.	55	3,326
Ameren Corp.	69	6,627
American Electric Power Co., Inc.	227	23,553
CenterPoint Energy, Inc.	209	7,679
Consolidated Edison, Inc.	150	15,052
Constellation Energy Corp.	88	28,403
Dominion Energy, Inc.	345	19,499
DTE Energy Co.	59	7,815
Duke Energy Corp.	373	44,014
Entergy Corp.	165	13,715
Eversource Energy	258	16,414
Exelon Corp.	487	21,145
FirstEnergy Corp.	214	8,616
NextEra Energy, Inc.	860	59,701
NRG Energy, Inc.	86	13,810
PG&E Corp.	1,890	26,346
PPL Corp.	194	6,575
Public Service Enterprise Group, Inc.	176	14,816
Southern Co.	430	39,487
Vistra Energy Corp.	132	25,583
WEC Energy Group, Inc.	103	10,733
Xcel Energy, Inc.	126	8,581
		429,843
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	69	12,486
Eaton Corp. PLC	113	40,340
Emerson Electric Co.	204	27,199
Hubbell, Inc.	22	8,985
		89,010
Electronics - 0.6%
Amphenol Corp. - Class A	502	49,572
Garmin Ltd.	90	18,785
Honeywell International, Inc.	270	62,878
Jabil, Inc.	41	8,942
Keysight Technologies, Inc.(b)	153	25,071
Mettler-Toledo International, Inc.(b)	20	23,494
TE Connectivity PLC	51	8,602
Trimble, Inc.(b)	312	23,706
		221,050
Engineering & Construction - 0.0%(a)
Jacobs Solutions, Inc.	69	9,070
Entertainment - 0.0%(a)
Live Nation Entertainment, Inc.(b)	57	8,623

The accompanying notes are an integral part of these consolidated financial statements.

66

LOCORR STRATEGIC ALLOCATION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Environmental Control - 0.2%
Pentair PLC	140	$14,373
Republic Services, Inc.	69	17,016
Waste Management, Inc.	165	37,755
		69,144
Food - 0.3%
Hershey Co.	142	23,565
Hormel Foods Corp.	429	12,977
Kellanova	168	13,361
Kroger Co.	318	22,810
Mondelez International, Inc. - Class A	529	35,676
Sysco Corp.	107	8,104
Tyson Foods, Inc. - Class A	58	3,245
		119,738
Gas - 0.0%(a)
Atmos Energy Corp.	46	7,089
Healthcare-Products - 1.4%
Abbott Laboratories	651	88,543
Agilent Technologies, Inc.	237	27,968
Align Technology, Inc.(b)	56	10,602
Bio-Techne Corp.	264	13,583
Boston Scientific Corp.(b)	606	65,090
Cooper Cos., Inc.(b)	194	13,805
Danaher Corp.	322	63,608
Edwards Lifesciences Corp.(b)	222	17,363
IDEXX Laboratories, Inc.(b)	30	16,090
Insulet Corp.(b)	32	10,054
Intuitive Surgical, Inc.(b)	70	38,039
Medtronic PLC	679	59,188
ResMed, Inc.	57	14,706
STERIS PLC	42	10,089
Stryker Corp.	147	58,158
Thermo Fisher Scientific, Inc.	61	24,733
West Pharmaceutical Services, Inc.	74	16,191
		547,810
Healthcare-Services - 0.6%
Charles River Laboratories International, Inc.(b)	72	10,924
Cigna Group	117	38,678
Elevance Health, Inc.	131	50,954
HCA Healthcare, Inc.	96	36,777
Humana, Inc.	108	26,404
UnitedHealth Group, Inc.	209	65,202
		228,939

The accompanying notes are an integral part of these consolidated financial statements.

67

LOCORR STRATEGIC ALLOCATION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Home Builders - 0.1%
DR Horton, Inc.	78	$10,056
PulteGroup, Inc.	229	24,150
		34,206
Household Products & Wares - 0.0%(a)
Kimberly-Clark Corp.	65	8,380
Insurance - 1.9%
Aflac, Inc.	229	24,150
Allstate Corp.	58	11,676
American International Group, Inc.	343	29,357
Aon PLC - Class A	24	8,562
Arch Capital Group Ltd.	311	28,317
Arthur J Gallagher & Co.	107	34,253
Berkshire Hathaway, Inc. - Class B(b)	692	336,153
Chubb Ltd.	100	28,972
Cincinnati Financial Corp.	68	10,127
Hartford Insurance Group, Inc.	135	17,127
Loews Corp.	146	13,382
Marsh & McLennan Cos., Inc.	263	57,502
MetLife, Inc.	106	8,525
Principal Financial Group, Inc.	160	12,709
Progressive Corp.	256	68,316
Prudential Financial, Inc.	80	8,595
Travelers Cos., Inc.	75	20,066
W R Berkley Corp.	56	4,114
		721,903
Internet - 6.7%
Airbnb, Inc. - Class A(b)	255	33,747
Alphabet, Inc. - Class A	2,017	355,456
Alphabet, Inc. - Class C	1,629	288,968
Amazon.com, Inc.(b)	3,396	745,048
Booking Holdings, Inc.	12	69,471
CDW Corp.	139	24,824
DoorDash, Inc. - Class A(b)	180	44,372
EBAY, Inc.	292	21,742
Expedia Group, Inc.	56	9,446
Gen Digital, Inc.	274	8,056
Match Group, Inc.	267	8,248
Meta Platforms, Inc. - Class A	770	568,329
Netflix, Inc.(b)	150	200,869
Palo Alto Networks, Inc.(b)	286	58,527
Uber Technologies, Inc.(b)	946	88,262
VeriSign, Inc.	82	23,682
		2,549,047
Iron & Steel - 0.1%
Nucor Corp.	189	24,483

The accompanying notes are an integral part of these consolidated financial statements.

68

LOCORR STRATEGIC ALLOCATION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Leisure Time - 0.1%
Carnival Corp.(b)	354	$9,955
Royal Caribbean Cruises Ltd.	100	31,314
		41,269
Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	52	13,850
Las Vegas Sands Corp.	217	9,441
Marriott International, Inc. - Class A	85	23,223
		46,514
Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	209	81,136
GE Vernova, Inc.	97	51,327
		132,463
Machinery-Diversified - 0.3%
Deere & Co.	109	55,425
Ingersoll Rand, Inc.	99	8,235
Nordson Corporation	94	20,151
Otis Worldwide Corp.	82	8,119
Rockwell Automation, Inc.	45	14,948
Xylem, Inc.	103	13,324
		120,202
Media - 0.5%
Charter Communications, Inc. - Class A(b)	28	11,447
Comcast Corp. - Class A	1,623	57,925
FactSet Research Systems, Inc.	21	9,393
Fox Corp. - Class A	52	2,914
News Corp. - Class B	650	22,301
Walt Disney Co.	699	86,683
		190,663
Mining - 0.1%
Freeport-McMoRan, Inc.	574	24,883
Newmont Corp.	486	28,314
		53,197
Miscellaneous Manufacturing - 0.4%
3M Co.	238	36,233
A.O. Smith Corp.	143	9,376
Axon Enterprise, Inc.(b)	23	19,043
Illinois Tool Works, Inc.	146	36,098
Parker-Hannifin Corp.	63	44,004
		144,754
Oil & Gas - 1.3%
Chevron Corp.	422	60,426
ConocoPhillips	579	51,959
Diamondback Energy, Inc.	174	23,908
EOG Resources, Inc.	303	36,242

The accompanying notes are an integral part of these consolidated financial statements.

69

LOCORR STRATEGIC ALLOCATION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - (Continued)
EQT Corp.	141	$8,223
Expand Energy Corp.	67	7,835
Exxon Mobil Corp.	1,653	178,193
Marathon Petroleum Corp.	200	33,222
Occidental Petroleum Corp.	451	18,947
Phillips 66	265	31,615
Texas Pacific Land Corp.	19	20,071
Valero Energy Corp.	60	8,065
		478,706
Oil & Gas Services - 0.1%
Halliburton Co.	1,223	24,925
Packaging & Containers - 0.1%
Ball Corp.	160	8,974
Smurfit WestRock PLC	513	22,136
		31,110
Pharmaceuticals - 2.0%
AbbVie, Inc.	448	83,158
Bristol-Myers Squibb Co.	953	44,114
Cardinal Health, Inc.	96	16,128
Cencora, Inc.	64	19,190
CVS Health Corp.	635	43,802
Dexcom, Inc.(b)	103	8,991
Eli Lilly & Co.	281	219,048
Johnson & Johnson	973	148,626
McKesson Corp.	47	34,441
Merck & Co., Inc.	513	40,609
Pfizer, Inc.	2,425	58,782
Zoetis, Inc.	231	36,025
		752,914
Pipelines - 0.1%
Kinder Morgan, Inc.	459	13,494
Williams Cos., Inc.	549	34,483
		47,977
Private Equity - 0.2%
Blackstone, Inc.	61	9,125
KKR & Co., Inc.	338	44,964
		54,089
Real Estate - 0.2%
CBRE Group, Inc. - Class A(b)	216	30,266
CoStar Group, Inc.(b)	343	27,577
		57,843
REITS - 0.9%
Alexandria Real Estate Equities, Inc.	286	20,772
American Tower Corp.	217	47,961

The accompanying notes are an integral part of these consolidated financial statements.

70

LOCORR STRATEGIC ALLOCATION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
REITS - (Continued)
Camden Property Trust	82	$9,241
Crown Castle, Inc.	115	11,814
Digital Realty Trust, Inc.	110	19,176
Equinix, Inc.	17	13,523
Extra Space Storage, Inc.	115	16,956
Host Hotels & Resorts, Inc.	527	8,095
Invitation Homes, Inc.	105	3,444
Iron Mountain, Inc.	79	8,103
Prologis, Inc.	431	45,307
Public Storage	29	8,509
Realty Income Corp.	305	17,571
SBA Communications Corp.	34	7,984
Simon Property Group, Inc.	190	30,544
VICI Properties, Inc.	351	11,443
Welltower, Inc.	290	44,582
		325,025
Retail - 2.1%
AutoZone, Inc.(b)	9	33,410
Chipotle Mexican Grill, Inc.(b)	207	11,623
Costco Wholesale Corp.	122	120,773
Darden Restaurants, Inc.	73	15,912
Dollar General Corp.	124	14,183
Dollar Tree, Inc.(b)	122	12,083
Domino's Pizza, Inc.	22	9,913
Genuine Parts Co.	182	22,078
Home Depot, Inc.	406	148,856
Lowe's Cos., Inc.	67	14,865
McDonald's Corp.	323	94,371
O'Reilly Automotive, Inc.(b)	185	16,674
Starbucks Corp.	93	8,522
Target Corp.	83	8,188
TJX Cos., Inc.	472	58,287
Ulta Beauty, Inc.(b)	33	15,438
Walgreens Boots Alliance, Inc.	822	9,437
Walmart, Inc.	1,698	166,030
Williams-Sonoma, Inc.	118	19,278
Yum! Brands, Inc.	54	8,002
		807,923
Semiconductors - 6.4%
Advanced Micro Devices, Inc.(b)	583	82,728
Analog Devices, Inc.	153	36,417
Applied Materials, Inc.	391	71,580
Broadcom, Inc.	1,686	464,746
Intel Corp.	974	21,818
KLA Corp.	38	34,038
Lam Research Corp.	389	37,865

The accompanying notes are an integral part of these consolidated financial statements.

71

LOCORR STRATEGIC ALLOCATION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - (Continued)
Microchip Technology, Inc.	420	$29,555
Micron Technology, Inc.	503	61,995
Monolithic Power Systems, Inc.	38	27,793
NVIDIA Corp.	8,736	1,380,201
NXP Semiconductors NV	160	34,958
ON Semiconductor Corp.(b)	457	23,951
QUALCOMM, Inc.	199	31,693
Texas Instruments, Inc.	368	76,404
		2,415,742
Software - 5.7%
Adobe, Inc.(b)	172	66,543
Akamai Technologies, Inc.(b)	179	14,277
ANSYS, Inc.(b)	29	10,185
Autodesk, Inc.(b)	92	28,480
Broadridge Financial Solutions, Inc.	56	13,610
Cadence Design Systems, Inc.(b)	139	42,833
Electronic Arts, Inc.	100	15,970
Fidelity National Information Services, Inc.	150	12,212
Fiserv, Inc.(b)	272	46,896
Intuit, Inc.	107	84,276
Jack Henry & Associates, Inc.	47	8,468
Microsoft Corp.	2,685	1,335,546
Oracle Corp.	587	128,336
Palantir Technologies, Inc. - Class A(b)	754	102,785
Paychex, Inc.	166	24,146
Roper Technologies, Inc.	48	27,208
Salesforce, Inc.	224	61,083
ServiceNow, Inc.(b)	84	86,359
Synopsys, Inc.(b)	81	41,527
Take-Two Interactive Software, Inc.(b)	48	11,657
Tyler Technologies, Inc.(b)	15	8,893
Workday, Inc. - Class A(b)	35	8,400
		2,179,690
Telecommunications - 0.9%
Arista Networks, Inc.(b)	501	51,258
AT&T, Inc.	2,720	78,717
Cisco Systems, Inc.	1,485	103,029
Juniper Networks, Inc.	254	10,142
Motorola Solutions, Inc.	21	8,830
T-Mobile US, Inc.	197	46,937
Verizon Communications, Inc.	1,364	59,020
		357,933
Transportation - 0.3%
CSX Corp.	318	10,376
Expeditors International of Washington, Inc.	209	23,878
FedEx Corp.	37	8,410

The accompanying notes are an integral part of these consolidated financial statements.

72

LOCORR STRATEGIC ALLOCATION FUND
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Transportation - (Continued)
Norfolk Southern Corp.	66	$16,894
Old Dominion Freight Line, Inc.	155	25,157
Union Pacific Corp.	122	28,070
United Parcel Service, Inc. - Class B	139	14,031
		126,816
Water - 0.0%(a)
American Water Works Co., Inc.	56	7,790
TOTAL COMMON STOCKS (Cost $17,594,224)		18,945,993
TOTAL INVESTMENTS - 49.9% (Cost $17,594,224)		$18,945,993
Money Market Deposit Account - 43.7%(d)(e)		16,618,623
Other Assets in Excess of Liabilities - 6.4%(f)		2,431,857
TOTAL NET ASSETS - 100.0%		$37,996,473

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Rounds to zero.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

(e)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $43,581.
(f)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $2,547,783.
The accompanying notes are an integral part of these consolidated financial statements.

73

LoCorr Strategic Allocation Fund
Consolidated Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	1	09/15/2025	$288,923	$(45)
3 Month Euribor	10	03/16/2026	2,892,465	1,100
3 Month Euribor	27	06/15/2026	7,808,462	(1,702)
3 Month Euribor	5	09/14/2026	1,445,422	(738)
3 Month Euribor	13	12/14/2026	3,755,610	(1,694)
3 Month Euribor	6	06/14/2027	1,730,796	1,057
3 Month Euribor	10	12/13/2027	2,880,243	(1,002)
3 Month Euribor	1	06/19/2028	287,642	412
3-Month Secured Overnight Financing Rate	9	09/15/2026	2,178,450	1,949
3-Month Secured Overnight Financing Rate	1	12/15/2026	242,337	1,012
3-Month Secured Overnight Financing Rate	11	03/16/2027	2,666,675	3,761
3-Month Secured Overnight Financing Rate	3	12/14/2027	726,338	2,187
3-Month Secured Overnight Financing Rate	18	03/14/2028	4,355,325	5,823
Aluminum - 90 day settlement(a)	1	07/11/2025	64,945	5,553
Aluminum - 90 day settlement(a)	1	07/21/2025	64,877	3,430
Aluminum - 90 day settlement(a)	1	08/22/2025	64,870	477
Aluminum - 90 day settlement(a)	1	08/27/2025	64,888	2,909
Austrailian Government 3 Year Bonds	19	09/15/2025	1,347,286	1,137
Australian 90 Day Bank Bills	1	06/11/2026	653,333	558
Australian Dollar	17	09/15/2025	1,120,215	10,879
British Pound	28	09/15/2025	2,401,875	34,511
CAC40 10 Euro Index	1	07/18/2025	90,349	1,425
Canadian 10 Year Government Bonds	2	09/18/2025	179,181	1,135
Canadian Canola Oil	9	11/14/2025	93,810	(1,780)
Canadian Canola Oil	1	01/14/2026	10,550	373
Canadian Dollar	26	09/16/2025	1,915,680	4,698
Copper	6	09/26/2025	762,375	20,109
Copper - 90 day settlement(a)	1	09/24/2025	246,719	939
Crude Oil	3	09/22/2025	188,280	(11,375)
Crude Oil	1	10/21/2025	62,060	(4,782)
Crude Palm Oil	1	10/15/2025	23,679	(762)
Crude Soybean Oil	13	12/12/2025	411,450	(14,693)
Crude Soybean Oil	3	01/14/2026	95,220	(3,301)
Euro	1	09/15/2025	146,887	3,210
Euro	17	09/15/2025	2,515,150	58,280
Euro STOXX 50 Quanto Index	8	09/19/2025	501,997	1,643
Euro STOXX Banks Index	6	09/19/2025	71,207	927
Euro-BTP Italian Government Bonds	15	09/08/2025	2,137,985	2,693
Euro-Bund	2	09/08/2025	306,621	(2,148)
Euro-Schatz	17	09/08/2025	2,147,704	(3,276)
Eurpoean Rapeseed	2	10/31/2025	56,836	(1,034)
Feeder Cattle	2	08/28/2025	310,675	16,608
FTSE 100 Index	13	09/19/2025	1,568,433	(10,131)
FTSE China A50 Index	11	07/30/2025	147,268	(2,213)
FTSE/JSE Top 40 Index	4	09/18/2025	202,847	4,430
German Stock Index	1	09/19/2025	708,215	12,427

The accompanying notes are an integral part of these consolidated financial statements.

74

LoCorr Strategic Allocation Fund
Consolidated Schedule of Futures Contracts
June 30, 2025 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Gold	2	08/27/2025	$661,540	$(5,822)
Hang Seng China Enterprises Index	1	07/30/2025	11,043	(164)
Hang Seng China Enterprises Index	8	07/30/2025	441,735	(5,223)
Hang Seng Index	1	07/30/2025	30,680	(323)
Hang Seng Index	4	07/30/2025	613,609	(3,943)
Hard Red Winter Wheat	1	09/12/2025	26,337	(1,277)
ICE 3 Month SONIA Rate	4	06/16/2026	1,325,084	(549)
ICE 3 Month SONIA Rate	10	09/15/2026	3,314,940	2,522
ICE 3 Month SONIA Rate	1	12/15/2026	331,563	17
ICE 3 Month SONIA Rate	10	03/16/2027	3,315,455	3,105
ICE 3 Month SONIA Rate	14	03/14/2028	4,634,911	3,345
Japanese Yen	6	09/15/2025	524,588	1,312
KOSPI 200 Index	1	09/11/2025	77,088	(75)
Lead - 90 day settlement(a)	1	07/03/2025	50,530	1,631
Lead - 90 day settlement(a)	1	07/10/2025	50,661	2,618
Lead - 90 day settlement(a)	1	08/13/2025	50,906	1,034
Lead - 90 day settlement(a)	1	08/20/2025	50,921	1,129
Lead - 90 day settlement(a)	1	08/22/2025	50,921	480
Lead - 90 day settlement(a)	1	08/27/2025	50,921	2,004
Lead - 90 day settlement(a)	1	09/22/2025	51,116	937
Lean Hogs	3	10/14/2025	110,880	6,563
Lean Hogs	3	12/12/2025	100,530	(2,777)
Live Cattle	1	08/29/2025	85,550	9,188
Live Cattle	3	10/31/2025	252,210	6,763
Live Cattle	1	12/31/2025	84,260	1,918
Long Gilt	1	09/26/2025	127,697	(137)
Low Sulphur Gas Oil	1	08/12/2025	66,100	(9,376)
Low Sulphur Gas Oil	1	11/12/2025	63,975	(6,651)
Mexican Peso	55	09/15/2025	1,454,750	25,170
MSCI EAFE Index	2	09/19/2025	268,170	1,447
MSCI Emerging Markets Index	5	09/19/2025	308,375	4,008
MSCI Singapore Index	2	07/30/2025	64,687	772
Nasdaq 100 Index	2	09/19/2025	915,730	15,697
Natural Gas	1	08/27/2025	34,900	(5,462)
New Zealand Dollar	12	09/15/2025	733,260	5,694
Nickel - 90 day settlement(a)	1	07/03/2025	90,206	(3,583)
Nickel - 90 day settlement(a)	1	07/28/2025	90,523	(2,788)
Nickel - 90 day settlement(a)	1	08/22/2025	90,914	2,372
Nickel - 90 day settlement(a)	1	09/16/2025	91,160	(26)
Nickel - 90 day settlement(a)	1	09/19/2025	91,193	(26)
Nickel - 90 day settlement(a)	1	09/23/2025	91,217	882
Nickel - 90 day settlement(a)	1	09/24/2025	91,231	(94)
Nickel - 90 day settlement(a)	1	09/30/2025	91,290	175
Nifty 50 Index	2	07/31/2025	102,404	1,115
Nikkei 225 Index	1	09/11/2025	140,464	7,516
Nikkei 225 Index	18	09/11/2025	506,357	21,252

The accompanying notes are an integral part of these consolidated financial statements.

75

LoCorr Strategic Allocation Fund
Consolidated Schedule of Futures Contracts
June 30, 2025 (Unaudited)(Continued)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
NY Harbor ULSD	1	07/31/2025	$95,605	$(6,251)
NY Harbor ULSD	1	08/29/2025	94,576	717
Palladium	1	09/26/2025	110,710	108
Red Spring Wheat	1	09/12/2025	31,038	(665)
Reformulated Gasoline Blendstock	1	10/31/2025	77,414	(6,629)
Russell 2000 Index	1	09/19/2025	109,585	865
S&P 500 Index	3	09/19/2025	938,062	23,183
Sao Paulo Stock Exchange Index (Bovespa)	10	08/13/2025	259,894	(712)
Short-term Euro-BTP	29	09/08/2025	3,687,471	(7,230)
Silver	1	09/26/2025	180,860	(3,340)
STOXX 600 Bank Spread Index	1	09/19/2025	16,170	217
STOXX Europe 600 Index	1	09/19/2025	27,906	253
STOXX Europe 600 Index	2	09/19/2025	63,916	459
Swiss Franc	16	09/15/2025	2,545,300	65,697
Swiss Government Bonds	1	09/08/2025	203,378	(1,324)
Tin - 90 day settlement(a)	1	07/24/2025	169,059	9,104
Tin - 90 day settlement(a)	1	08/22/2025	168,886	4,714
Tin - 90 day settlement(a)	1	09/05/2025	169,133	6,478
Tin - 90 day settlement(a)	1	09/08/2025	169,142	5,438
Tin - 90 day settlement(a)	1	09/22/2025	168,763	5,218
U.S. Cocoa	1	12/15/2025	82,990	(652)
U.S. Treasury 10 Year Notes	9	09/19/2025	1,009,125	6,046
U.S. Treasury 2 Year Notes	2	09/30/2025	416,047	45
U.S. Treasury 5 Year Note	15	09/30/2025	1,635,000	9,670
U.S. Treasury Long Bonds	2	09/19/2025	230,937	1,875
Wheat	2	12/12/2025	56,000	(905)
White Maize	1	12/22/2025	27,090	(550)
WTI Light Sweet Crude Oil	2	07/21/2025	130,220	(1,201)
WTI Light Sweet Crude Oil	1	08/19/2025	63,850	(5,921)
Yellow Maize	1	12/22/2025	24,481	(305)
Zinc - 90 day settlement(a)	1	07/22/2025	68,601	1,135
Zinc - 90 day settlement(a)	1	08/22/2025	68,699	1,633
Zinc - 90 day settlement(a)	1	09/03/2025	68,755	1,987
				$336,503

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(3)	09/19/2025	$342,797	$(6,182)
3-Month Secured Overnight Financing Rate	(9)	06/16/2026	2,173,500	(4,988)
Aluminum - 90 day settlement(a)	(1)	07/11/2025	64,945	(4,198)
Aluminum - 90 day settlement(a)	(1)	07/21/2025	64,877	(4,445)
Aluminum - 90 day settlement(a)	(1)	08/22/2025	64,870	(3,329)
Aluminum - 90 day settlement(a)	(1)	08/27/2025	64,888	(475)
Austrailian Government 10 Year Bonds	(2)	09/15/2025	150,873	(925)
Australian Dollar	(51)	09/15/2025	3,360,645	(33,775)

The accompanying notes are an integral part of these consolidated financial statements.

76

LoCorr Strategic Allocation Fund
Consolidated Schedule of Futures Contracts
June 30, 2025 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
BMF US Dollar Fut Aug25	(15)	07/31/2025	$754,911	$7,857
BOVESPA Index	(1)	08/13/2025	5,198	(69)
Brent Crude Oil	(1)	07/31/2025	66,740	8,519
British Pound	(4)	09/15/2025	343,125	(5,381)
Canadian Dollar	(1)	09/16/2025	73,680	89
Corn No. 2 Yellow	(23)	12/12/2025	489,325	16,101
Corn No. 2 Yellow	(3)	03/13/2026	66,150	1,718
Corn No. 2 Yellow	(5)	05/14/2026	112,750	1,338
Cotton No.2	(13)	12/08/2025	442,845	(578)
Cotton No.2	(1)	03/09/2026	34,730	(112)
Crude Palm Oil	(1)	11/14/2025	23,720	520
Dollar Index	(4)	09/15/2025	385,972	6,603
Euro	(72)	09/15/2025	10,652,400	(293,366)
Euro	(1)	09/15/2025	147,963	(877)
Euro BUXL 30 Year Bonds	(2)	09/08/2025	279,740	2,520
Euro STOXX 50 Quanto Index	(1)	09/19/2025	62,750	(978)
Euro-BOBL	(3)	09/08/2025	415,865	1,247
Euro-BTP Italian Government Bonds	(1)	09/08/2025	142,532	(218)
Euro-Bund	(1)	09/08/2025	153,311	153
Eurpoean Rapeseed	(1)	07/31/2025	27,535	(31)
French Government Bonds	(7)	09/08/2025	1,021,144	7,662
FTSE 100 Index	(1)	09/19/2025	120,649	1,748
Japanese 10 Year Government Bonds	(1)	09/12/2025	965,383	137
Japanese Yen	(22)	09/15/2025	1,923,488	(1,782)
Lead - 90 day settlement(a)	(1)	07/03/2025	50,529	(2,472)
Lead - 90 day settlement(a)	(1)	07/10/2025	50,661	(1,997)
Lead - 90 day settlement(a)	(1)	08/13/2025	50,906	(1,186)
Lead - 90 day settlement(a)	(1)	08/20/2025	50,921	(1,037)
Lead - 90 day settlement(a)	(1)	08/22/2025	50,921	(1,199)
Lead - 90 day settlement(a)	(1)	08/27/2025	50,921	(674)
Long Gilt	(3)	09/26/2025	383,092	(9,310)
Mexican Peso	(2)	09/15/2025	52,900	(1,034)
Milling Wheat No. 2	(7)	09/10/2025	80,395	1,904
Milling Wheat No. 2	(1)	03/10/2026	12,663	396
Mini Dollar Futur Aug25	(22)	07/31/2025	221,441	2,815
Natural Gas	(2)	07/28/2025	17,280	2,981
Natural Gas	(1)	07/29/2025	34,560	6,048
Natural Gas	(1)	08/27/2025	34,900	50
Natural Gas	(1)	09/26/2025	35,930	58
New Zealand Dollar	(4)	09/15/2025	244,420	(2,009)
Nickel - 90 day settlement(a)	(1)	07/03/2025	90,206	988
Nickel - 90 day settlement(a)	(1)	07/28/2025	90,523	2,712
Nickel - 90 day settlement(a)	(1)	08/22/2025	90,914	2,672
Nickel - 90 day settlement(a)	(1)	09/09/2025	91,085	350
Nickel - 90 day settlement(a)	(1)	09/12/2025	91,155	(200)
Nickel - 90 day settlement(a)	(1)	09/16/2025	91,160	(1,255)

The accompanying notes are an integral part of these consolidated financial statements.

77

LoCorr Strategic Allocation Fund
Consolidated Schedule of Futures Contracts
June 30, 2025 (Unaudited)(Continued)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Nickel - 90 day settlement(a)	(1)	09/19/2025	91,193	$(2,429)
Nickel - 90 day settlement(a)	(1)	09/22/2025	91,202	(2,404)
Nickel - 90 day settlement(a)	(1)	09/23/2025	91,217	19
Nickel - 90 day settlement(a)	(1)	09/24/2025	91,231	19
Reformulated Gasoline Blendstock	(1)	08/29/2025	85,772	(262)
Reformulated Gasoline Blendstock	(1)	09/30/2025	79,397	6,953
Robusta Coffee	(1)	09/24/2025	36,200	7,139
Robusta Coffee	(2)	11/24/2025	71,320	14,528
Rough Rice	(1)	09/12/2025	26,660	278
SGX TSI Iron Ore	(6)	08/29/2025	56,412	93
Soybean Meal	(20)	12/12/2025	578,600	16,015
Soybeans	(7)	11/14/2025	359,450	5,778
Soybeans	(1)	01/14/2026	52,112	273
Soybeans	(1)	03/13/2026	52,738	1,860
Sugar #11	(14)	09/30/2025	254,016	7,889
Sugar #11	(4)	02/27/2026	75,891	1,548
Sugar #11	(1)	06/30/2026	18,581	(148)
Tin - 90 day settlement(a)	(1)	07/24/2025	169,059	(5,219)
Tin - 90 day settlement(a)	(1)	08/22/2025	168,886	(5,227)
U.S. Dollar	(1)	09/15/2025	99,598	1,372
U.S. Treasury 10 Year Notes	(16)	09/19/2025	1,794,000	(26,579)
U.S. Treasury 5 Year Note	(5)	09/30/2025	545,000	(2,864)
U.S. Treasury Long Bonds	(2)	09/19/2025	230,938	(6,846)
Wheat	(9)	09/12/2025	242,212	5,056
Wheat	(1)	03/13/2026	28,962	523
White Sugar	(1)	07/16/2025	23,645	814
Zinc - 90 day settlement(a)	(1)	07/22/2025	68,601	(2,717)
Zinc - 90 day settlement(a)	(1)	08/22/2025	68,699	(1,233)
Zinc - 90 day settlement(a)	(1)	09/03/2025	68,755	(1,645)
Zinc - 90 day settlement(a)	(1)	09/10/2025	68,784	(3,489)
				$ (297,801)
Net Unrealized Appreciation (Depreciation)				$38,702

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

78

LoCorr Strategic Allocation Fund
Consolidated Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	07/11/2025	AUD	200,000	CAD	178,395	$572
Deutsche Bank	07/11/2025	AUD	400,000	JPY	37,552,970	2,197
Deutsche Bank	07/11/2025	AUD	100,000	USD	65,099	728
Deutsche Bank	07/11/2025	CAD	533,359	AUD	600,000	(3,058)
Deutsche Bank	07/11/2025	CAD	700,000	USD	512,441	1,907
Deutsche Bank	07/11/2025	CHF	350,820	EUR	375,000	717
Deutsche Bank	07/11/2025	CHF	275,742	GBP	250,000	4,844
Deutsche Bank	07/11/2025	CHF	375,000	USD	455,876	17,426
Deutsche Bank	07/07/2025	CLP	93,631,830	USD	100,000	503
Deutsche Bank	07/11/2025	CNH	1,434,279	USD	200,000	549
Deutsche Bank	07/11/2025	EUR	625,000	AUD	1,098,376	13,749
Deutsche Bank	07/11/2025	EUR	500,000	CAD	782,841	14,202
Deutsche Bank	07/11/2025	EUR	125,000	CHF	117,507	(955)
Deutsche Bank	07/11/2025	EUR	900,000	GBP	769,337	4,872
Deutsche Bank	07/11/2025	EUR	500,000	JPY	83,517,137	8,716
Deutsche Bank	07/11/2025	EUR	250,000	NOK	2,887,236	8,242
Deutsche Bank	07/11/2025	EUR	125,000	SEK	1,386,777	667
Deutsche Bank	07/11/2025	EUR	250,000	USD	285,458	9,252
Deutsche Bank	07/11/2025	GBP	125,000	AUD	262,013	(885)
Deutsche Bank	07/11/2025	GBP	125,000	CHF	136,822	(1,098)
Deutsche Bank	07/11/2025	GBP	167,915	EUR	200,000	(5,267)
Deutsche Bank	07/11/2025	GBP	500,000	JPY	97,462,575	8,692
Deutsche Bank	07/11/2025	GBP	437,500	USD	590,865	9,701
Deutsche Bank	07/11/2025	HUF	142,666,240	USD	400,000	20,276
Deutsche Bank	07/11/2025	ILS	350,151	USD	100,000	3,959
Deutsche Bank	07/10/2025	INR	34,323,618	USD	400,000	37
Deutsche Bank	07/28/2025	INR	8,616,500	USD	100,000	346
Deutsche Bank	07/11/2025	JPY	37,318,484	AUD	400,000	(3,828)
Deutsche Bank	07/11/2025	JPY	42,534,326	CAD	400,000	1,833
Deutsche Bank	07/11/2025	JPY	16,915,912	EUR	100,000	(266)
Deutsche Bank	07/11/2025	JPY	69,225,852	NZD	800,000	(6,478)
Deutsche Bank	07/11/2025	JPY	37,500,000	USD	259,071	1,671
Deutsche Bank	07/02/2025	KRW	411,742,800	USD	304,244	879
Deutsche Bank	07/11/2025	KRW	412,223,290	USD	300,000	5,662
Deutsche Bank	07/14/2025	KRW	136,779,763	USD	100,000	1,443
Deutsche Bank	07/18/2025	KRW	408,581,505	USD	300,000	3,113
Deutsche Bank	07/11/2025	MXN	1,500,000	USD	77,885	1,959
Deutsche Bank	07/11/2025	NOK	5,791,193	EUR	500,000	(14,824)
Deutsche Bank	07/11/2025	NOK	1,500,000	SEK	1,429,219	(2,349)
Deutsche Bank	07/11/2025	NOK	5,087,984	USD	500,000	4,824
Deutsche Bank	07/11/2025	NZD	431,638	AUD	400,000	(109)
Deutsche Bank	07/11/2025	NZD	400,000	JPY	34,891,292	1,304
Deutsche Bank	07/11/2025	NZD	200,000	USD	120,712	1,241
Deutsche Bank	07/11/2025	PLN	1,877,832	USD	500,000	20,848
Deutsche Bank	07/11/2025	SEK	2,724,020	EUR	250,000	(6,574)
Deutsche Bank	07/11/2025	SEK	6,138,564	NOK	6,500,000	4,390

The accompanying notes are an integral part of these consolidated financial statements.

79

LoCorr Strategic Allocation Fund
Consolidated Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	07/11/2025	SEK	4,808,527	USD	500,000	$8,627
Deutsche Bank	07/11/2025	SGD	902,196	USD	700,000	10,151
Deutsche Bank	07/11/2025	TRY	4,014,160	USD	100,000	(138)
Deutsche Bank	07/07/2025	TWD	2,976,397	USD	100,000	1,948
Deutsche Bank	07/28/2025	TWD	2,935,356	USD	100,000	729
Deutsche Bank	07/11/2025	USD	257,806	AUD	400,000	(5,502)
Deutsche Bank	07/11/2025	USD	217,487	CAD	300,000	(2,948)
Deutsche Bank	07/07/2025	USD	100,000	CLP	93,620,190	(490)
Deutsche Bank	07/11/2025	USD	100,000	CNH	718,578	(476)
Deutsche Bank	07/11/2025	USD	143,576	EUR	125,000	(3,780)
Deutsche Bank	07/11/2025	USD	168,922	GBP	125,000	(2,668)
Deutsche Bank	07/11/2025	USD	100,000	ILS	362,726	(7,692)
Deutsche Bank	07/10/2025	USD	400,000	INR	34,344,620	(282)
Deutsche Bank	07/21/2025	USD	100,000	INR	8,645,165	(711)
Deutsche Bank	07/28/2025	USD	100,000	INR	8,594,060	(85)
Deutsche Bank	07/31/2025	USD	300,000	INR	25,760,916	31
Deutsche Bank	08/04/2025	USD	200,000	INR	17,132,411	539
Deutsche Bank	07/11/2025	USD	260,781	JPY	37,500,000	39
Deutsche Bank	07/02/2025	USD	300,000	KRW	411,742,800	(5,123)
Deutsche Bank	07/11/2025	USD	300,000	KRW	405,747,000	(860)
Deutsche Bank	07/14/2025	USD	100,000	KRW	137,421,237	(1,919)
Deutsche Bank	07/18/2025	USD	300,000	KRW	412,035,900	(5,675)
Deutsche Bank	07/21/2025	USD	100,000	KRW	135,341,512	(427)
Deutsche Bank	07/11/2025	USD	233,118	MXN	4,500,000	(6,415)
Deutsche Bank	07/11/2025	USD	59,730	NZD	100,000	(1,247)
Deutsche Bank	07/11/2025	USD	100,000	PLN	370,983	(2,898)
Deutsche Bank	07/11/2025	USD	300,000	SEK	2,873,025	(3,897)
Deutsche Bank	07/11/2025	USD	200,000	TRY	8,159,260	(2,982)
Deutsche Bank	08/06/2025	USD	100,000	TRY	4,107,575	220
Deutsche Bank	07/07/2025	USD	100,000	TWD	2,951,252	(1,087)
Deutsche Bank	07/11/2025	ZAR	3,596,178	USD	200,000	2,951
Net Unrealized Appreciation (Depreciation)						$103,563

AUD - Australian Dollars
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
The accompanying notes are an integral part of these consolidated financial statements.

80

LoCorr Strategic Allocation Fund
Consolidated Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)(Continued)
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these consolidated financial statements.

81

LoCorr Investment Trust
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	LoCorr Dynamic Opportunity Fund	LoCorr Hedged Core Fund (Consolidated)	LoCorr Long/Short Commodities Strategy Fund (Consolidated)	LoCorr Macro Strategies Fund (Consolidated)	LoCorr Market Trend Fund (Consolidated)
ASSETS:
Investments, at value	$27,931,380	$178,550,589	$391,251,238	$1,330,213,716	$220,600,751
Deposit at broker for securities sold short (Note 2)	14,579,580	—	—	—	—
Cash - interest bearing deposit account (Note 2)	10,352,245	32,826,806	28,485,426	53,121,380	18,386,826
Cash held as collateral for forward currency contracts (Note 2)	—	951,165	—	16,780,000	3,560,000
Cash held as collateral for securities sold short (Note 2)	1,350,000	—	—	—	—
Receivable for investments sold	944,455	770,842	281,965	1,153,036	181,263
Interest receivable	77,876	1,392,954	2,557,212	11,328,936	1,732,977
Dividends receivable	36,851	—	—	—	—
Receivable for fund shares sold	1,450	1,145,949	496,801	2,065,322	317,022
Foreign currency, at value	27	—	—	—	—
Variation margin on futures contracts	—	11,501	—	234,170	205,480
Receivable for open forward currency contracts, net	—	584,992	—	7,645,638	3,210,176
Receivable for swap contracts, net	—	—	45,414,624	—	—
Deposit at broker for derivative instruments	—	11,565,294	—	122,891,353	26,249,870
Deposit at broker for swap contracts	—	8,976,531	439,062	—	—
Deferred organizational expenses	—	1,984	—	—	—
Prepaid expenses and other assets	45,990	62,350	53,608	168,121	49,608
Total assets	55,319,854	236,840,957	468,979,936	1,545,601,672	274,493,973
LIABILITIES:
Securities sold short, at value	9,920,347	—	—	—	—
Payable for investments purchased	3,486,166	3,013	—	2,939,139	—
Payable for capital shares redeemed	678,284	63,286	466,270	2,371,834	757,610
Payable to adviser (Note 5)	41,731	278,962	582,243	2,083,908	344,732
Payable for fund administration and accounting fees	19,167	21,660	90,710	133,896	48,764
Payable for audit fees	13,509	34,317	27,261	27,895	23,290
Payable for transfer agent fees and expenses	12,622	—	153,304	299,131	65,968
Dividends payable	5,992	—	—	—	—
Payable for distribution and shareholder servicing fees	3,968	37,079	66,246	107,264	37,391
Payable for swap contracts, net	—	599,189	—	—	—
Payable for legal fees	—	4,388	951	—	—
Payable for expenses and other liabilities	8,190	11,722	44,938	18,323	11,395
Total liabilities	14,189,976	1,053,616	1,431,923	7,981,390	1,289,150
NET ASSETS	$41,129,878	$235,787,341	$467,548,013	$1,537,620,282	$273,204,823

The accompanying notes are an integral part of these financial statements.

82

LoCorr Investment Trust
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)(Continued)

	LoCorr Dynamic Opportunity Fund	LoCorr Hedged Core Fund (Consolidated)	LoCorr Long/Short Commodities Strategy Fund (Consolidated)	LoCorr Macro Strategies Fund (Consolidated)	LoCorr Market Trend Fund (Consolidated)
Net Assets Consists of:
Paid-in capital	$38,938,788	$237,864,686	$498,989,034	$1,748,273,058	$352,563,789
Total distributable earnings/(accumulated losses)	2,191,090	(2,077,345)	(31,441,021)	(210,652,776)	(79,358,966)
Total net assets	$41,129,878	$235,787,341	$467,548,013	$1,537,620,282	$273,204,823
Class A
Net assets	$2,929,832	$23,236,337	$16,895,477	$55,096,827	$17,125,083
Shares issued and outstanding(a)	235,507	2,445,816	1,917,090	7,292,044	1,680,413
Net asset value per share	$12.44	$9.50	$8.81	$7.56	$10.19
Max offering price per share (Net asset value per share dividend by 0.9425, 0.9425, 0.9425, 0.9425 and 0.9425)(1)	$13.20	$10.08	$9.35	$8.02	$10.81
Class C
Net assets	$580,075	$—	$4,237,656	$23,106,219	$8,163,244
Shares issued and outstanding(a)	50,860	—	510,116	3,264,019	856,457
Net asset value per share	$11.41	$—	$8.31	$7.08	$9.54
Class I
Net assets	$37,619,971	$212,551,004	$446,414,880	$1,459,417,236	$247,916,496
Shares issued and outstanding(a)	2,939,877	22,329,786	50,056,293	188,951,690	24,316,069
Net asset value per share	$12.80	$9.52	$8.92	$7.72	$10.20
Cost:
Investments, at cost	$26,716,242	$179,096,520	$412,544,668	$1,315,780,899	$218,297,682
Foreign currency, at cost	$27	$—	$—	$—	$—
Proceeds:
Securities sold short proceeds	$9,582,924	$—	$—	$—	$—

(a)	Unlimited shares authorized without par value.
(1)	Reflects a maximum sales charge of 5.75%, 5.75%, 5.75%, 5.75% and 5.75%.
The accompanying notes are an integral part of these financial statements.

83

LoCorr Investment Trust
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	LoCorr Spectrum Income Fund	LoCorr Strategic Allocation Fund (Consolidated)
ASSETS:
Investments, at value	$69,254,407	$18,945,993
Cash - interest bearing deposit account (Note 2)	2,621,574	16,618,623
Dividends receivable	328,578	9,614
Cash pledged as collateral for options contracts (Note 2)	242,034	—
Cash held as collateral for forward currency contracts (Note 2)	—	371,890
Receivable for fund shares sold	70,140	109,662
Interest receivable	9,569	53,551
Dividend tax reclaims receivable	612	144
Receivable for investments sold	—	907
Variation margin on futures contracts	—	26,359
Receivable for open forward currency contracts, net	—	103,563
Receivable from Adviser	—	8,939
Deposit at broker for derivative instruments (Note 2)	59,404	1,880,848
Deferred organizational expenses	—	32,456
Prepaid expenses and other assets	39,862	5,026
Total assets	72,626,180	38,167,575
LIABILITIES:
Payable for capital shares redeemed	217,454	14,040
Distributions payable	117,675	—
Payable to adviser (Note 5)	75,477	—
Payable for transfer agent fees and expenses	17,404	55,613
Payable for fund administration and accounting fees	16,499	29,365
Payable for distribution and shareholder servicing fees	15,619	225
Payable for audit fees	14,766	25,798
Payable for legal fees	—	36,705
Payable for expenses and other liabilities	7,234	9,356
Total liabilities	482,128	171,102
NET ASSETS	$72,144,052	$37,996,473
Net Assets Consists of:
Paid-in capital	$110,402,302	$38,958,666
Total accumulated losses	(38,258,250)	(962,193)
Total net assets	$72,144,052	$37,996,473
Class A
Net assets	$17,466,943	$645,760
Shares issued and outstanding(a)	3,242,038	67,678
Net asset value per share	$5.39	$9.54
Max offering price per share (Net asset value per share dividend by 0.9425 and 0.9425)(2)	$5.72	$10.12

The accompanying notes are an integral part of these financial statements.

84

LoCorr Investment Trust
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)(Continued)

	LoCorr Spectrum Income Fund	LoCorr Strategic Allocation Fund (Consolidated)
Class C
Net assets	$6,843,452	$—
Shares issued and outstanding(a)	1,249,179	—
Net asset value per share	$5.48	$—
Class I
Net assets	$47,833,657	$37,350,713
Shares issued and outstanding(a)	8,928,077	3,913,329
Net asset value per share	$5.36	$9.55
Cost:
Investments, at cost	$62,055,466	$17,594,224

(a)	Unlimited shares authorized without par value.
(2)	Reflects a maximum sales charge of 5.75% and 5.75%.
The accompanying notes are an integral part of these financial statements.

85

LoCorr Investment Trust
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2025 (Unaudited)

	LoCorr Dynamic Opportunity Fund	LoCorr Hedged Core Fund (Consolidated)	LoCorr Long/Short Commodities Strategy Fund (Consolidated)	LoCorr Macro Strategies Fund (Consolidated)	LoCorr Market Trend Fund (Consolidated)
INVESTMENT INCOME:
Dividend income	$267,313	$—	$—	$—	$—
Less: Dividend withholding taxes	(1,839)	—	—	—	—
Less: Issuance fees	(60)	—	—	—	—
Interest income	518,047	3,923,165	7,560,246	35,415,478	7,318,399
Total investment income	783,461	3,923,165	7,560,246	35,415,478	7,318,399
EXPENSES:
Investment advisory fee	336,996	1,461,773	3,722,109	12,940,941	2,477,873
Dividends expenses	56,068	—	—	—	—
Fund administration and accounting fees	53,901	106,079	226,738	435,002	166,090
Transfer agent fees	48,872	98,510	437,704	1,001,680	188,489
Federal and state registration fees	27,802	24,693	41,690	61,587	37,175
Custodian fees	15,313	17,393	14,985	44,451	11,272
Audit fees	13,009	39,317	29,761	30,395	24,789
Distribution expenses - Class A	3,851	27,988	22,180	72,470	22,939
Distribution expenses - Class C	2,810	—	23,320	119,837	50,232
Trustees’ fees	3,963	15,211	48,366	129,439	29,960
Reports to shareholders	3,067	10,643	41,621	87,537	19,713
Legal fees	1,860	9,592	14,279	23,294	7,838
Other expenses and fees	1,678	37,852	6,971	13,663	4,358
Total expenses	569,190	1,849,051	4,629,724	14,960,296	3,040,728
Expense (reimbursement) recoupment by Adviser	(59,380)	23,796	—	—	—
Net expenses	509,810	1,872,847	4,629,724	14,960,296	3,040,728
Net investment income	273,651	2,050,318	2,930,522	20,455,182	4,277,671
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,786,336)	(510,313)	(12,688,089)	2,801,613	955,937
Securities sold short	303,454	—	—	—	—
Futures contracts	—	(1,888,533)	—	(27,115,062)	(26,164,066)
Forward currency contracts	—	(1,087,507)	—	(15,298,128)	(3,324,663)
Swap contracts	—	—	1,696,349	—	—
Other investments	—	2,861	—	40,795	—
Foreign currency translation	(1,129)	79,090	—	972,784	(35,303)
Net realized gain (loss)	(2,484,011)	(3,404,402)	(10,991,740)	(38,597,998)	(28,568,095)

The accompanying notes are an integral part of these financial statements.

86

LoCorr Investment Trust
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	LoCorr Dynamic Opportunity Fund	LoCorr Hedged Core Fund (Consolidated)	LoCorr Long/Short Commodities Strategy Fund (Consolidated)	LoCorr Macro Strategies Fund (Consolidated)	LoCorr Market Trend Fund (Consolidated)
Net change in unrealized appreciation (depreciation) on:
Investments	1,743,872	1,728,545	15,270,570	13,706,111	2,480,291
Securities sold short	(400,292)	—	—	—	—
Future contracts	—	(162,714)	—	(3,272,969)	37,674
Forward currency contracts	—	(163,561)	—	(6,847,463)	(4,695,361)
Swap contracts	—	1,537,020	3,793,808	—	—
Foreign currency translation	27	(43,768)	—	(2,957,564)	(25,853)
Net change in unrealized appreciation (depreciation)	1,343,607	2,895,522	19,064,378	628,115	(2,203,249)
Net realized and unrealized gain (loss)	(1,140,404)	(508,880)	8,072,638	(37,969,883)	(30,771,344)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(866,753)	$1,541,438	$11,003,160	$(17,514,701)	$(26,493,673)

The accompanying notes are an integral part of these financial statements.

87

LoCorr Investment Trust
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2025 (Unaudited)

	LoCorr Spectrum Income Fund	LoCorr Strategic Allocation Fund (Consolidated)
INVESTMENT INCOME:
Dividend income	$2,107,248	$79,054
Less: Dividend withholding taxes	(6,256)	(135)
Less: Issuance fees	(1,198)	—
Interest income	65,703	250,071
Total investment income	2,165,497	328,990
EXPENSES:
Investment advisory fee	468,139	148,540
Transfer agent fees	64,540	71,512
Distribution expenses - Class C	35,998	—
Distribution expenses - Class A	21,865	268
Fund administration and accounting fees	53,727	76,716
Federal and state registration fees	29,221	21,896
Reports to shareholders	14,965	4,390
Audit fees	14,266	26,222
Trustees’ fees	5,907	2,062
Custodian fees	3,690	4,547
Legal fees	1,083	50,510
Interest expense	(678)	—
Other expenses and fees	1,342	56,739
Total expenses	714,065	463,402
Expense reimbursement by Adviser	(8,689)	(272,664)
Net expenses	705,376	190,738
Net investment income	1,460,121	138,252
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,125,812)	(494,071)
Written option contracts expired or closed	1,503,715	—
Futures contracts	—	(1,787,191)
Forward currency contracts	—	(359,737)
Other investments	—	(1)
Foreign currency translation	—	58,346
Net realized gain (loss)	377,903	(2,582,654)
Net change in unrealized appreciation (depreciation) on:
Investments	1,162,861	1,351,769
Future contracts	—	38,702
Forward currency contracts	—	103,563
Foreign currency translation	—	(11,825)
Net change in unrealized appreciation (depreciation)	1,162,861	1,482,209
Net realized and unrealized gain (loss)	1,540,764	(1,100,445)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,000,885	$(962,193)

The accompanying notes are an integral part of these financial statements.

88

LoCorr Investment Trust
Statements of Changes in Net Assets

	LoCorr Dynamic Opportunity Fund		LoCorr Hedged Core Fund (Consolidated)
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$273,651	$321,470	$2,050,318	$638,135
Net realized gain (loss)	(2,484,011)	9,033,382	(3,404,402)	(236,080)
Net change in unrealized appreciation (depreciation)	1,343,607	(3,870,353)	2,895,522	(3,740,706)
Net increase (decrease) in net assets from operations	(866,753)	5,484,499	1,541,438	(3,338,651)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(25,004)	—	(120,611)
From earnings - Class C	—	(1,808)	—	—
From earnings - Class I	—	(573,954)	—	(796,324)
Total distributions to shareholders	—	(600,766)	—	(916,935)
CAPITAL TRANSACTIONS:
Shares sold - Class A	175,209	898,846	4,216,491	20,832,919
Shares issued in reinvestment of distributions - Class A	—	24,446	—	120,611
Shares redeemed - Class A	(524,530)	(1,433,008)	(1,372,651)	(328,619)
Shares sold - Class C	92,153	4,200	—	—
Shares issued in reinvestment of distributions - Class C	—	1,793	—	—
Shares redeemed - Class C	(178,245)	(1,318,609)	—	—
Shares sold - Class I	4,734,586	21,756,206	134,618,097	190,560,166
Shares issued in reinvestment of distributions - Class I	—	443,049	—	548,143
Shares redeemed - Class I	(13,818,137)	(36,207,144)	(73,949,979)	(36,743,689)
Net increase (decrease) in net assets from capital transactions	(9,518,964)	(15,830,221)	63,511,958	174,989,531
Net increase (decrease) in net assets	(10,385,717)	(10,946,488)	65,053,396	170,733,945
NET ASSETS:
Beginning of the period	51,515,595	62,462,083	170,733,945	—
End of the period	$41,129,878	$51,515,595	$235,787,341	$170,733,945

The accompanying notes are an integral part of these financial statements.

89

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

	LoCorr Dynamic Opportunity Fund		LoCorr Hedged Core Fund (Consolidated)
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)
SHARES TRANSACTIONS
Shares sold - Class A	14,126	74,316	441,258	2,171,345
Shares issued in reinvestment of distributions - Class A	—	1,937	—	12,629
Shares redeemed - Class A	(43,511)	(124,563)	(145,046)	(34,370)
Shares sold - Class C	8,393	399	—	—
Shares issued in reinvestment of distributions - Class C	—	154	—	—
Shares redeemed - Class C	(15,736)	(123,863)	—	—
Shares sold - Class I	371,782	1,828,125	14,145,019	19,787,141
Shares issued in reinvestment of distributions - Class I	—	34,186	—	57,337
Shares redeemed - Class I	(1,096,958)	(1,178,298)	(7,800,040)	(3,859,671)
Total increase (decrease) in shares outstanding	(761,904)	(1,312,060)	6,641,191	18,134,410

(a)	Inception date of the Fund was July 10, 2024.
The accompanying notes are an integral part of these financial statements.

90

LoCorr Investment Trust
Statements of Changes in Net Assets

	LoCorr Long/Short Commodities Strategy Fund (Consolidated)		LoCorr Macro Strategies Fund (Consolidated)
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$2,930,522	$12,073,709	$20,455,182	$44,389,029
Net realized gain (loss)	(10,991,740)	(34,121,932)	(38,597,998)	2,392,338
Net change in unrealized appreciation (depreciation)	19,064,378	(32,707,303)	628,115	51,454,019
Net increase (decrease) in net assets from operations	11,003,160	(54,755,526)	(17,514,701)	98,235,386
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(397,613)	—	(1,731,750)
From earnings - Class C	—	(75,561)	—	(542,117)
From earnings - Class I	—	(14,058,797)	—	(44,762,428)
From Return of Capital - Class A	—	(8,616)	—	(47,728)
From Return of Capital - Class C	—	(1,637)	—	(14,941)
From Return of Capital - Class I	—	(304,660)	—	(1,233,673)
Total distributions to shareholders	—	(14,846,884)	—	(48,332,637)
CAPITAL TRANSACTIONS:
Shares sold - Class A	941,749	10,157,661	4,160,082	20,625,280
Shares issued in reinvestment of distributions - Class A	—	367,961	—	1,735,855
Shares redeemed - Class A	(4,448,632)	(91,685,315)	(9,841,861)	(34,395,301)
Shares sold - Class C	69,780	683,351	1,906,097	5,039,873
Shares issued in reinvestment of distributions - Class C	—	72,676	—	552,081
Shares redeemed - Class C	(1,008,744)	(4,406,365)	(3,878,535)	(14,562,744)
Shares sold - Class I	102,582,268	283,265,865	408,384,829	658,072,601
Shares issued in reinvestment of distributions - Class I	—	11,709,221	—	41,727,557
Shares redeemed - Class I	(148,311,113)	(552,765,686)	(385,046,816)	(681,191,797)
Net increase (decrease) in net assets from capital transactions	(50,174,692)	(342,600,631)	15,683,796	(2,396,595)
Net increase (decrease) in net assets	(39,171,532)	(412,203,041)	(1,830,905)	47,506,154
NET ASSETS:
Beginning of the period	506,719,545	918,922,586	1,539,451,187	1,491,945,033
End of the period	$467,548,013	$506,719,545	$1,537,620,282	$1,539,451,187

The accompanying notes are an integral part of these financial statements.

91

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

	LoCorr Long/Short Commodities Strategy Fund (Consolidated)		LoCorr Macro Strategies Fund (Consolidated)
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
SHARES TRANSACTIONS
Shares sold - Class A	107,163	1,063,007	546,599	2,634,563
Shares issued in reinvestment of distributions - Class A	—	41,021	—	227,504
Shares redeemed - Class A	(505,624)	(9,535,849)	(1,296,834)	(4,406,890)
Shares sold - Class C	8,399	75,697	266,759	685,053
Shares issued in reinvestment of distributions - Class C	—	8,560	—	76,891
Shares redeemed - Class C	(121,843)	(487,842)	(543,762)	(1,989,593)
Shares sold - Class I	11,568,620	29,227,547	52,513,248	82,185,481
Shares issued in reinvestment of distributions - Class I	—	1,290,983	—	5,356,554
Shares redeemed - Class I	(16,756,398)	(57,900,924)	(49,768,205)	(85,497,168)
Total increase (decrease) in shares outstanding	(5,699,683)	(36,327,476)	1,717,805	(189,613)

The accompanying notes are an integral part of these financial statements.

92

LoCorr Investment Trust
Statements of Changes in Net Assets

	LoCorr Market Trend Fund (Consolidated)		LoCorr Spectrum Income Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$4,277,671	$10,664,023	$1,460,121	$2,574,460
Net realized gain (loss)	(28,568,095)	(13,678,109)	377,903	2,781,641
Net change in unrealized appreciation (depreciation)	(2,203,249)	24,882,263	1,162,861	808,066
Net increase (decrease) in net assets from operations	(26,493,673)	21,868,177	3,000,885	6,164,167
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(987,564)	(747,045)	(944,110)
From earnings - Class C	—	(708,177)	(271,298)	(482,464)
From earnings - Class I	—	(18,266,315)	(2,119,766)	(3,060,755)
From Return of Capital - Class A	—	—	—	(351,528)
From Return of Capital - Class C	—	—	—	(179,639)
From Return of Capital - Class I	—	—	—	(1,139,633)
Total distributions to shareholders	—	(19,962,056)	(3,138,109)	(6,158,129)
CAPITAL TRANSACTIONS:
Shares sold - Class A	2,397,491	8,834,557	2,003,855	6,104,844
Shares issued in reinvestment of distributions - Class A	—	939,492	603,502	992,096
Shares redeemed - Class A	(4,723,939)	(14,605,364)	(2,622,095)	(4,869,441)
Redemption fees - Class A	—	—	2,265	3,663
Shares sold - Class C	626,192	3,124,805	362,359	678,558
Shares issued in reinvestment of distributions - Class C	—	700,333	241,285	561,972
Shares redeemed - Class C	(4,250,285)	(9,550,377)	(1,378,180)	(3,930,526)
Redemption fees - Class C	—	—	973	2,456
Shares sold - Class I	84,040,254	174,302,372	7,623,428	18,651,664
Shares issued in reinvestment of distributions - Class I	—	17,613,746	1,588,653	3,256,783
Shares redeemed - Class I	(123,130,666)	(240,618,523)	(6,999,543)	(36,473,868)
Redemption fees - Class I	—	—	6,087	14,047
Net increase (decrease) in net assets from capital transactions	(45,040,953)	(59,258,959)	1,432,589	(15,007,752)
Net increase (decrease) in net assets	(71,534,626)	(57,352,838)	1,295,365	(15,001,714)
NET ASSETS:
Beginning of the period	344,739,449	402,092,287	70,848,687	85,850,401
End of the period	$273,204,823	$344,739,449	$72,144,052	$70,848,687

The accompanying notes are an integral part of these financial statements.

93

LoCorr Investment Trust
Statements of Changes in Net Assets(Continued)

	LoCorr Market Trend Fund (Consolidated)		LoCorr Spectrum Income Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
SHARES TRANSACTIONS
Shares sold - Class A	227,101	742,877	367,555	1,104,828
Shares issued in reinvestment of distributions - Class A	—	85,253	110,603	180,409
Shares redeemed - Class A	(445,257)	(1,257,841)	(480,012)	(893,957)
Shares sold - Class C	63,931	283,541	64,381	121,517
Shares issued in reinvestment of distributions - Class C	—	67,665	43,466	100,818
Shares redeemed - Class C	(430,409)	(872,630)	(248,397)	(706,016)
Shares sold - Class I	7,903,420	14,772,054	1,389,492	3,409,220
Shares issued in reinvestment of distributions - Class I	—	1,599,795	292,645	596,093
Shares redeemed - Class I	(11,997,370)	(20,750,836)	(1,289,472)	(6,720,069)
Total increase (decrease) in shares outstanding	(4,678,584)	(5,637,156)	250,261	(2,486,448)

The accompanying notes are an integral part of these financial statements.

94

LoCorr Investment Trust
Statements of Changes in Net Assets

LoCorr Strategic Allocation Fund (Consolidated)
Period Ended June 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$138,252
Net realized gain (loss)	(2,582,654)
Net change in unrealized appreciation (depreciation)	1,482,209
Net increase (decrease) in net assets from operations	(962,193)
CAPITAL TRANSACTIONS:
Shares sold - Class A	639,185
Shares redeemed - Class A	(2,235)
Shares sold - Class I	45,337,340
Shares redeemed - Class I	(7,015,624)
Net increase (decrease) in net assets from capital transactions	38,958,666
Net increase (decrease) in net assets	37,996,473
NET ASSETS:
Beginning of the period	—
End of the period	$ 37,996,473
SHARES TRANSACTIONS
Shares sold - Class A	67,931
Shares redeemed - Class A	(253)
Shares sold - Class I	4,662,961
Shares redeemed - Class I	(749,632)
Total increase (decrease) in shares outstanding	3,981,007

(a)	Inception date of the Fund was January 8, 2025.
The accompanying notes are an integral part of these financial statements.

95

LoCorr Dynamic Opportunity Fund - Class A
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$12.62	$11.43	$11.22	$12.46	$11.62	$11.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06	0.04	0.09	(0.09)	(0.23)	(0.20)
Net realized and unrealized gain (loss)(b)	(0.24)	1.24	0.27	(1.00)	1.85	0.62
Total from investment operations	(0.18)	1.28	0.36	(1.09)	1.62	0.42
DISTRIBUTIONS:
Net investment income	—	(0.06)	(0.11)	—	—	—
Net realized gains	—	(0.03)	(0.04)	(0.15)	(0.78)	—
Total distributions	—	(0.09)	(0.15)	(0.15)	(0.78)	—
Net asset value, end of period	$12.44	$12.62	$11.43	$11.22	$12.46	$11.62
Total investment return(c)	(1.43) %	11.24%	3.19%	(9.18) %	14.38%	3.75%
Net assets, end of period, in thousands	$2,930	$3,342	$ 3,557	$3,534	$4,010	$3,828
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.75%	2.60%	2.53%	2.82%	3.90%	4.51%
After expense waiver or recovery	2.49%	2.40%	2.47%	2.51%	2.67%	3.15%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	2.50%	2.44%	2.30%	2.55%	3.47%	3.60%
After expense waiver or recovery	2.24%	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.73%	0.17%	0.73%	(1.08) %	(3.02) %	(3.31)%
After expense waiver or recovery	1.00%	0.38%	0.79%	(0.77) %	(1.79) %	(1.95)%
Portfolio turnover rate(d)	857%	755%	932%	686%	506%	953%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

96

LoCorr Dynamic Opportunity Fund - Class C
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$11.61	$ 10.55	$10.33	$11.58	$10.93	$10.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.04)	0.00(c)	(0.16)	(0.31)	(0.26)
Net realized and unrealized gain (loss)(b)	(0.21)	1.13	0.26	(0.94)	1.74	0.57
Total from investment operations	(0.20)	1.09	0.26	(1.10)	1.43	0.31
DISTRIBUTIONS:
Net realized gains	—	(0.03)	(0.04)	(0.15)	(0.78)	—
Total distributions	—	(0.03)	(0.04)	(0.15)	(0.78)	—
Net asset value, end of period	$ 11.41	$11.61	$10.55	$10.33	$11.58	$10.93
Total investment return(c)	(1.72)%	10.34%	2.43%	(9.80)%	13.46%	2.92%
Net assets, end of period, in thousands	$580	$676	$1,914	$3,086	$2,786	$2,436
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	3.50%	3.35%	3.28%	3.57%	4.65%	5.26%
After expense waiver or recovery	3.24%	3.15%	3.22%	3.26%	3.42%	3.90%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	3.25%	3.19%	3.05%	2.30%	4.22%	4.35%
After expense waiver or recovery	2.99%	2.99%	2.99%	2.99%	2.99%	2.99%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	(0.02)%	(0.58)%	(0.02)%	(1.83)%	(3.77)%	(4.06)%
After expense waiver or recovery	0.25%	(0.37)%	0.04%	(1.52)%	(2.54)%	(2.70)%
Portfolio turnover rate(e)	857%	755%	932%	686%	506%	953%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

97

LoCorr Dynamic Opportunity Fund - Class I
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$12.96	$11.77	$11.54	$12.77	$11.86	$11.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	0.08	0.12	(0.06)	(0.20)	(0.17)
Net realized and unrealized gain (loss)(b)	(0.24)	1.27	0.29	(1.02)	1.89	0.62
Total from investment operations	(0.16)	1.35	0.41	(1.08)	1.69	0.45
DISTRIBUTIONS:
Net investment income	—	(0.13)	(0.14)	—	—	—
Net realized gains	—	(0.03)	(0.04)	(0.15)	(0.78)	—
Total distributions	—	(0.16)	(0.18)	(0.15)	(0.78)	—
Net asset value, end of period	$12.80	$12.96	$11.77	$11.54	$12.77	$11.86
Total investment return(c)	(1.23) %	11.45%	3.44%	(8.80)%	14.58%	4.03%
Net assets, end of period, in thousands	$37,620	$47,498	$56,991	$75,415	$17,713	$11,809
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.50%	2.35%	2.28%	2.57%	3.65%	4.26%
After expense waiver or recovery	2.24%	2.15%	2.22%	2.26%	2.42%	2.90%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	2.25%	2.19%	2.05%	2.30%	3.22%	3.35%
After expense waiver or recovery	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.98%	0.42%	0.98%	(0.83)%	(2.77)%	(3.06)%
After expense waiver or recovery	1.25%	0.63%	1.04%	(0.52)%	(1.54)%	(1.70)%
Portfolio turnover rate(c)	857%	755%	932%	686%	506%	953%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

98

LoCorr Hedged Core Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31, 2024*(a)
Per Share
Net asset value, beginning of period	$9.41	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.09	0.08
Net realized and unrealized gain (loss)(c)	(0.00)(d)	(0.61)
Total from investment operations	0.09	(0.53)
DISTRIBUTIONS:
Net investment income	—	(0.06)
Net realized gains	—	—
Total distributions	—	(0.06)
Net asset value, end of period	$9.50	$9.41
Total investment return(e)	0.96%	(5.33)%
Net assets, end of period, in thousands	$23,236	$ 20,227
Ratios/Supplemental Data:(f)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.06%	2.61%
After expense waiver or recovery	2.08%	2.08%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	1.84%	1.15%
After expense waiver or recovery	1.82%	1.68%
Portfolio turnover rate(f)	53%	82%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Inception date of the Fund was July 10, 2024.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Total investment return excludes the effect of applicable sales charges.
(f)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(g)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

99

LoCorr Hedged Core Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Period Ended June 30, 2025* (Unaudited)	Period Ended December 31, 2024(a)
Per Share
Net asset value, beginning of period	$9.42	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.10	0.09
Net realized and unrealized gain (loss)(c)	0.00(d)	(0.61)
Total from investment operations	0.10	(0.52)
DISTRIBUTIONS:
Net investment income	—	(0.06)
Net realized gains	—	—
Total distributions	—	(0.06)
Net asset value, end of period	$9.52	$9.42
Total investment return(e)	1.17%	(5.29)%
Net assets, end of period, in thousands	$212,551	$150,507
Ratios/Supplemental Data:(f)
Ratio of expenses to average net assets:
Before expense waiver or recovery	1.81%	2.36%
After expense waiver or recovery	1.83%	1.83%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	2.09%	1.40%
After expense waiver or recovery	2.07%	1.93%
Portfolio turnover rate(g)	53%	82%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Inception date of the Fund was July 10, 2024.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Total investment return excludes the effect of applicable sales charges.
(f)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(g)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

100

LoCorr Long/Short Commodities Strategy Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$8.63	$9.61	$10.10	$10.58	$9.89	$9.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	0.12	0.13	(0.05)	(0.14)	(0.07)
Net realized and unrealized gain (loss)(b)	0.14	(0.93)	(0.46)	0.66	1.57	0.96
Total from investment operations	0.18	(0.81)	(0.33)	0.61	1.43	0.89
Distributions From:
Net investment income	—	(0.17)	(0.16)	(1.09)	(0.74)	(0.26)
Net realized gains	—	—	—	—	—	(0.00) (c)
Return of capital	—	(0.00) (c)	(0.00) (c)	—	—	—
Total distributions	—	(0.17)	(0.16)	(1.09)	(0.74)	(0.26)
Net asset value, end of period	$8.81	$8.63	$9.61	$10.10	$10.58	$9.89
Total investment return(d)	2.09%	(8.54)%	(3.26)%	5.84%	14.55%	9.66%
Net assets, end of period, in thousands	$16,895	$19,974	$103,239	$187,553	$35,149	$26,546
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:	2.09%	2.00%	1.94%	2.00%(f)	2.08%(f)	2.08%(f)
Ratio of net investment income (loss) to average net assets:	0.95%	1.27%	1.37%	(0.46)%(f)	(1.31)%(f)	(0.65)%(f)
Portfolio turnover rate(g)	25%	109%	64%	90%	66%	60%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(f)	Includes 0.07%, 0.08% and 0.02% service fees paid for options for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, respectively.
(g)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

101

LoCorr Long/Short Commodities Strategy Fund - Class C
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$8.16	$9.12	$9.58	$10.08	$9.47	$8.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	0.05	0.06	(0.13)	(0.21)	(0.13)
Net realized and unrealized gain (loss)(b)	0.14	(0.89)	(0.45)	0.63	1.50	0.91
Total from investment operations	0.15	(0.84)	(0.39)	0.50	1.29	0.78
Distributions From:
Net investment income	—	(0.12)	(0.07)	(1.00)	(0.68)	(0.20)
Net realized gains	—	—	—	—	—	(0.00) (c)
Return of capital	—	(0.00) (c)	(0.00) (c)	—	—	—
Total distributions	—	(0.12)	(0.07)	(1.00)	(0.68)	(0.20)
Net asset value, end of period	$8.31	$8.16	$9.12	$9.58	$10.08	$9.47
Total investment return(d)	1.84%	(9.25)%	(4.03)%	5.03%	13.66%	8.83%
Net assets, end of period, in thousands	$4,238	$5,089	$9,369	$13,384	$11,058	$7,938
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:	2.84%	2.75%	2.69%	2.75%(f)	2.83%(f)	2.83%(f)
Ratio of net investment income (loss) to average net assets:	0.20%	0.52%	0.62%	(1.21)%(f)	(2.06)%(f)	(1.40)%(f)
Portfolio turnover rate(g)	25%	109%	64%	90%	66%	60%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(f)	Includes 0.07%, 0.08% and 0.02% service fees paid for options for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, respectively.
(g)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

102

LoCorr Long/Short Commodities Strategy Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$8.72	$9.76	$10.26	$10.72	$10.00	$9.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.15	0.16	(0.02)	(0.11)	(0.04)
Net realized and unrealized gain (loss)(b)	0.15	(0.95)	(0.48)	0.66	1.59	0.95
Total from investment operations	0.20	(0.80)	(0.32)	0.64	1.48	0.91
Distributions From:
Net investment income	—	(0.23)	(0.18)	(1.10)	(0.76)	(0.29)
Net realized gains	—	—	—	—	—	(0.00) (c)
Return of capital	—	(0.01)	(0.00) (c)	—	—	—
Total distributions	—	(0.24)	(0.18)	(1.10)	(0.76)	(0.29)
Net asset value, end of period	$8.92	$8.72	$9.76	$10.26	$10.72	$10.00
Total investment return	2.29%	(8.34)%	(3.07)%	6.06%	14.82%	9.91%
Net assets, end of period, in thousands	$446,415	$481,656	$806,315	$1,165,464	$852,152	$443,351
Ratios/Supplemental Data:(d)
Ratio of expenses to average net assets:	1.84%	1.75%	1.69%	1.75%(e)	1.83%(e)	1.83%(e)
Ratio of net investment income (loss) to average net assets:	1.20%	1.52%	1.62%	(0.21)%(e)	(1.06)%(e)	(0.40)%(e)
Portfolio turnover rate(f)	25%	109%	64%	90%	66%	60%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(e)	Includes 0.07%, 0.08% and 0.02% service fees paid for options for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, respectively.
(f)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

103

LoCorr Macro Strategies Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Per Share
Net asset value, beginning of year	$7.64	$7.38	$8.15	$8.13	$8.53	$8.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09	0.20	0.17	(0.01)	(0.10)	(0.04)
Net realized and unrealized gain (loss)(b)	(0.17)	0.28	(0.72)	1.21	0.09	0.49
Total from investment operations	(0.08)	0.48	(0.55)	1.20	(0.01)	0.45
Distributions From:
Net investment income	—	(0.21)	(0.22)	(0.24)	(0.39)	(0.39)
Net realized gains	—	—	—	(0.94)	—	(0.09)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.22)	(0.22)	(1.18)	(0.39)	(0.48)
Net asset value, end of period	$7.56	$7.64	$7.38	$8.15	$8.13	$8.53
Total investment return(c)	(1.05)%	6.54%	(6.71)%	15.01%	(0.15)%	5.41%
Net assets, end of period, in thousands	$55,097	$61,449	$70,795	$79,936	$84,981	$77,035
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.13%	2.13%	2.14%	2.13%	2.15%	2.17%
After expense waiver or recovery	2.13%	2.13%	2.14%	2.13%	2.15%	2.18%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	2.38%	2.53%	2.17%	(0.11)%	(1.10)%	(0.49)%
After expense waiver or recovery	2.38%	2.53%	2.17%	(0.11)%	(1.10)%	(0.50)%
Portfolio turnover rate(d)	36%	90%	74%	76%	75%	56%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

104

LoCorr Macro Strategies Fund - Class C
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$7.19	$6.95	$7.67	$7.72	$8.11	$8.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06	0.13	0.11	(0.07)	(0.15)	(0.10)
Net realized and unrealized gain (loss)(b)	(0.17)	0.27	(0.68)	1.14	0.08	0.47
Total from investment operations	(0.11)	0.40	(0.57)	1.07	(0.07)	0.37
Distributions From:
Net investment income	—	(0.16)	(0.15)	(0.18)	(0.32)	(0.32)
Net realized gains	—	—	—	(0.94)	—	(0.09)
Return of capital	—	(0.00) (c)	—	—	—	—
Total distributions	—	(0.16)	(0.15)	(1.12)	(0.32)	(0.41)
Net asset value, end of period	$7.08	$7.19	$6.95	$7.67	$7.72	$8.11
Total investment return(d)	(1.53)%	5.77%	(7.48)%	14.17%	(0.91)%	4.69%
Net assets, end of period, in thousands	$23,106	$25,444	$33,146	$51,327	$34,789	$43,684
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.88%	2.88%	2.89%	2.88%	2.90%	2.92%
After expense waiver or recovery	2.88%	2.88%	2.89%	2.88%	2.90%	2.93%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	1.63%	1.78%	1.42%	(0.86)%	(1.85)%	(1.24)%
After expense waiver or recovery	1.63%	1.78%	1.42%	(0.86)%	(1.85)%	(1.25)%
Portfolio turnover rate(e)	36%	90%	74%	76%	75%	56%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

105

LoCorr Macro Strategies Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$7.80	$7.54	$8.31	$8.27	$8.67	$8.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10	0.22	0.20	0.01	(0.08)	(0.02)
Net realized and unrealized gain (loss)(b)	(0.18)	0.29	(0.73)	1.23	0.09	0.50
Total from investment operations	(0.08)	0.51	(0.53)	1.24	0.01	0.48
Distributions From:
Net investment income	—	(0.24)	(0.24)	(0.26)	(0.41)	(0.41)
Net realized gains	—	—	—	(0.94)	—	(0.09)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.25)	(0.24)	(1.20)	(0.41)	(0.50)
Net asset value, end of period	$7.72	$7.80	$7.54	$8.31	$8.27	$8.67
Total investment return	(1.03)%	6.70%	(6.58)%	15.40%	0.08%	5.70%
Net assets, end of period, in thousands	$1,459,417	$1,452,558	$1,388,004	$2,234,445	$1,306,255	$1,063,447
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	1.88%	1.88%	1.89%	1.88%	1.90%	1.92%
After expense waiver or recovery	1.88%	1.88%	1.89%	1.88%	1.90%	1.93%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	2.63%	2.78%	2.42%	0.14%	(0.85)%	(0.24)%
After expense waiver or recovery	2.63%	2.78%	2.42%	0.14%	(0.85)%	(0.25)%
Portfolio turnover rate(c)	36%	90%	74%	76%	75%	56%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

106

LoCorr Market Trend Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$10.97	$10.89	$12.55	$11.41	$11.70	$11.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12	0.29	0.26	(0.01)	(0.13)	(0.06)
Net realized and unrealized gain (loss)(b)	(0.90)	0.32	(1.65)	3.34	0.22	0.57
Total from investment operations	(0.78)	0.61	(1.39)	3.33	0.09	0.51
DISTRIBUTIONS:
Net investment income	—	(0.53)	(0.27)	(0.53)	(0.38)	—
Net realized gains	—	—	—	(1.66)	—	—
Total distributions	—	(0.53)	(0.27)	(2.19)	(0.38)	—
Net asset value, end of period	$10.19	$10.97	$10.89	$12.55	$11.41	$11.70
Total investment return(c)	(7.11)%	5.60%	(11.18)%	29.59%	0.87%	4.47%
Net Assets, End of Period, in Thousands	$17,125	$20,822	$25,345	$27,903	$15,109	$16,952
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:	2.05%	2.02%	2.00%	2.00%	2.02%	2.04%
Ratio of net investment income (loss) to average net assets:	2.38%	2.47%	2.13%	(0.10)%	(1.10)%	(0.52)%
Portfolio turnover rate(d)	49%	140%	77%	100%	110%	125%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

107

LoCorr Market Trend Fund - Class C
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$10.30	$10.36	$11.95	$11.02	$11.30	$10.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	0.20	0.16	(0.12)	(0.22)	(0.13)
Net realized and unrealized gain (loss)(b)	(0.84)	0.31	(1.57)	3.23	0.23	0.54
Total from investment operations	(0.76)	0.51	(1.41)	3.11	0.01	0.41
DISTRIBUTIONS:
Net investment income	—	(0.57)	(0.18)	(0.52)	(0.29)	—
Net realized gains	—	—	—	(1.66)	—	—
Total distributions	—	(0.57)	(0.18)	(2.18)	(0.29)	—
Net asset value, end of period	$9.54	$10.30	$10.36	$11.95	$11.02	$11.30
Total investment return(c)	(7.48)%	4.90%	(11.90)%	28.67%	0.05%	3.76%
Net Assets, End of Period, in Thousands	$8,163	$12,592	$ 18,079	$19,569	$10,825	$13,170
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:	2.80%	2.77%	2.75%	2.75%	2.77%	2.79%
Ratio of net investment income (loss) to average net assets:	1.63%	1.72%	1.38%	(0.85)%	(1.85)%	(1.27)%
Portfolio turnover rate(d)	49%	140%	77%	100%	110%	125%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

108

LoCorr Market Trend Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$10.96	$10.94	$12.61	$11.45	$11.74	$11.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.14	0.32	0.30	0.02	(0.10)	(0.03)
Net realized and unrealized gain (loss)(b)	(0.90)	0.32	(1.67)	3.36	0.22	0.57
Total from investment operations	(0.76)	0.64	(1.37)	3.38	0.12	0.54
DISTRIBUTIONS:
Net investment income	—	(0.62)	(0.30)	(0.56)	(0.41)	(0.03)
Net realized gains	—	—	—	(1.66)	—	—
Total distributions	—	(0.62)	(0.30)	(2.22)	(0.41)	(0.03)
Net asset value, end of period	$10.20	$10.96	$10.94	$12.61	$11.45	$11.74
Total investment return(c)	(6.93)%	5.87%	(10.98)%	29.94%	1.04%	4.81%
Net assets, end of period, in thousands	$247,916	$311,326	$ 358,668	$457,260	$240,507	$225,995
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:	1.80%	1.77%	1.75%	1.75%	1.77%	1.79%
Ratio of net investment income (loss) to average net assets:	2.63%	2.72%	2.38%	0.15%	(0.85)%	(0.27)%
Portfolio turnover rate(c)	49%	140%	77%	100%	110%	125%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

109

LoCorr Spectrum Income Fund - Class A
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$5.39	$5.38	$5.76	$6.98	$6.15	$6.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11	0.19	0.17	0.17	0.08	0.12
Net realized and unrealized gain (loss)(b)	0.12	0.28	(0.09)	(0.93)	1.21	(0.40)
Total from investment operations	0.23	0.47	0.08	(0.76)	1.29	(0.28)
Distributions From:
Net investment income	(0.23)	(0.34)	(0.24)	(0.17)	(0.28)	(0.18)
Return of capital	—	(0.12)	(0.22)	(0.29)	(0.18)	(0.28)
Total distributions	(0.23)	(0.46)	(0.46)	(0.46)	(0.46)	(0.46)
Redemption fees(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$5.39	$5.39	$5.38	$5.76	$6.98	$6.15
Total investment return(d)	4.32%	8.96%	1.70%	(11.31)%	21.33%	(2.75)%
Net assets, end of period, in thousands	$17,467	$17,480	$15,350	$15,696	$13,838	$13,635
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.07%	2.07%	2.02%	2.02%	2.06%	2.19%
After expense waiver or recovery	2.05%	2.05%	2.03%	2.09%	2.05%	2.06%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	2.07%	2.07%	2.02%	1.98%	2.06%	2.18%
After expense waiver or recovery	2.05%	2.05%	2.03%	2.05%	2.05%	2.04%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	3.94%	3.44%	3.07%	2.63%	1.21%	1.93%
After expense waiver or recovery	3.97%	3.47%	3.06%	2.56%	1.22%	2.07%
Portfolio turnover rate(f)	20%	57%	38%	50%	53%	88%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

110

LoCorr Spectrum Income Fund - Class C
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$5.47	$5.45	$5.83	$7.05	$6.21	$6.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09	0.15	0.13	0.12	0.03	0.07
Net realized and unrealized gain (loss)(b)	0.13	0.29	(0.09)	(0.92)	1.23	(0.40)
Total from investment operations	0.22	0.44	0.04	(0.80)	1.26	(0.33)
Distributions From:
Net investment income	(0.21)	(0.31)	(0.21)	(0.15)	(0.26)	(0.17)
Return of capital	—	(0.11)	(0.21)	(0.27)	(0.16)	(0.25)
Total distributions	(0.21)	(0.42)	(0.42)	(0.42)	(0.42)	(0.42)
Redemption fees(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$5.48	$5.47	$5.45	$5.83	$7.05	$6.21
Total investment return(d)	4.00%	8.12%	0.82%	(11.83)%	20.47%	(3.70)%
Net assets, end of period, in thousands	$6,843	$7,606	$ 10,218	$14,617	$17,777	$13,295
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.82%	2.82%	2.77%	2.77%	2.81%	2.94%
After expense waiver or recovery	2.80%	2.80%	2.78%	2.84%	2.80%	2.81%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	2.82%	2.82%	2.77%	2.73%	2.81%	2.93%
After expense waiver or recovery	2.80%	2.80%	2.78%	2.80%	2.80%	2.79%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	3.19%	2.69%	2.32%	1.88%	0.46%	1.18%
After expense waiver or recovery	3.22%	2.72%	2.31%	1.81%	0.47%	1.32%
Portfolio turnover rate(f)	20%	57%	38%	50%	53%	88%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

111

LoCorr Spectrum Income Fund - Class I
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the year)

	Period Ended June 30, 2025* (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE
Net asset value, beginning of year	$5.36	$5.36	$5.74	$6.95	$6.13	$6.88
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11	0.20	0.18	0.18	0.10	0.13
Net realized and unrealized gain (loss)(b)	0.13	0.28	(0.08)	(0.91)	1.20	(0.40)
Total from investment operations	0.24	0.48	0.10	(0.73)	1.30	(0.27)
Distributions From:
Net investment income	(0.24)	(0.35)	(0.25)	(0.18)	(0.29)	(0.19)
Return of capital	—	(0.13)	(0.23)	(0.30)	(0.19)	(0.29)
Total distributions	(0.24)	(0.48)	(0.48)	(0.48)	(0.48)	(0.48)
Redemption fees(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$5.36	$5.36	$5.36	$5.74	$6.95	$6.13
Total investment return(d)	4.50%	9.13%	2.02%	(10.99)%	21.53%	(2.60)%
Net assets, end of period, in thousands	$47,834	$45,762	$ 60,282	$86,170	$44,192	$21,215
Ratios/Supplemental Data:(d)
Ratio of expenses to average net assets:
Before expense waiver or recovery	1.82%	1.82%	1.77%	1.77%	1.81%	1.94%
After expense waiver or recovery	1.80%	1.80%	1.78%	1.84%	1.80%	1.81%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	1.82%	1.82%	1.77%	1.73%	1.81%	1.93%
After expense waiver or recovery	1.80%	1.80%	1.78%	1.80%	1.80%	1.79%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	4.19%	3.69%	3.32%	2.88%	1.46%	2.18%
After expense waiver or recovery	4.22%	3.72%	3.31%	2.81%	1.47%	2.32%
Portfolio turnover rate(e)	20%	57%	38%	50%	53%	88%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

112

LoCorr Strategic Allocation Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

Period Ended June 30, 2025*(a) (Unaudited)
Per Share
Net asset value, beginning of period	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.04
Net realized and unrealized gain (loss)(c)	(0.50)
Total from investment operations	(0.46)
DISTRIBUTIONS:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$9.54
Total investment return(d)	(4.60)%
Net assets, end of period, in thousands	$646
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	4.12%
After expense waiver or recovery	1.84%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	(1.37)%
After expense waiver or recovery	0.91%
Portfolio turnover rate(e)	39%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Inception date of the Fund was January 8, 2025.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(d)	Total investment return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

113

LoCorr Strategic Allocation Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

Period Ended June 30, 2025*(a) (Unaudited)
Per Share
Net asset value, beginning of period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.05
Net realized and unrealized gain (loss)(c)	(0.50)
Total from investment operations	(0.45)
DISTRIBUTIONS:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$9.55
Total investment return(d)	(4.50)%
Net assets, end of period, in thousands	$37,351
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets:
Before expense waiver or recovery	3.87%
After expense waiver or recovery	1.59%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	(1.12)%
After expense waiver or recovery	1.16%
Portfolio turnover rate(e)	39%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Inception date of the Fund was January 8, 2025.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(d)	Total investment return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

114

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)
1. Organization
LoCorr Investment Trust (the “Trust”), an Ohio business trust, was formed on November 15, 2010 and is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codiﬁcation (“ASC”) Topic 946, Financial Services- Investment Companies. The LoCorr Dynamic Opportunity Fund, LoCorr Hedged Core Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund, LoCorr Spectrum Income Fund and the LoCorr Strategic Allocation Fund (individually a “Fund” and collectively the “Funds”) are series within the Trust. The Funds are each diversified funds.
The LoCorr Dynamic Opportunity Fund’s primary investment objective is long-term capital appreciation with reduced volatility compared to traditional broad-based equity market indices as a secondary objective.
The LoCorr Hedged Core Fund’s primary investment objective is capital appreciation in rising and falling equity and commodities markets with managing volatility as a secondary objective.
The LoCorr Long/Short Commodities Strategy Fund’s primary investment objective is capital appreciation in rising and falling commodities markets with managing volatility as a secondary objective.
The LoCorr Macro Strategies Fund’s primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.
The LoCorr Market Trend Fund’s primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.
The LoCorr Spectrum Income Fund’s primary investment objective is current income with capital appreciation as a secondary objective.
The LoCorr Strategic Allocation Fund’s primary investment objective is capital appreciation.
Wholly-owned and Controlled Subsidiaries
In order to achieve their investment objectives, the LoCorr Hedged Core Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund, and the LoCorr Strategic Allocation Fund each invest up to 25% of their total assets (measured at the time of purchase) in wholly-owned subsidiaries, LCHC Fund Limited (“LCHC”), LCLSCS Fund Limited (“LCLSCS”), LCMFS Fund Limited (“LCMFS”), LCMT Fund Limited (“LCMT”), and LCSA Fund Limited (“LCSA”), respectively; each company is incorporated under the laws of the Cayman Islands. LCHC, LCLSCS, LCMFS, LCMT, and LCSA act as investment vehicles in order to enter into certain investments for the LoCorr Hedged Core Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund, and the LoCorr Strategic Allocation Fund, respectively, consistent with their investment objectives and policies speciﬁed in the Prospectuses and Statement of Additional Information.
At June 30, 2025, investments in LCHC, LCLSCS, LCMFS, LCMT, and LCSA represented 15.02%, 23.34%, 4.00%, 3.81%, and 1.56% of the total net assets of LoCorr Hedged Core Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund, and LoCorr Strategic Allocation Fund, respectively.
The consolidated ﬁnancial statements of the LoCorr Hedged Core Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund, and the LoCorr Strategic Allocation Fund each include the investment activity and ﬁnancial statements of LCHC, LCLSCS, LCMFS, LCMT, and LCSA, respectively. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in its respective subsidiary, the Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Fund may also encompass its subsidiary. The subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. Each Fund and its subsidiary area “commodity pool” under the U.S. Commodity Exchange Act and LoCorr Fund Management, LLC (the

115

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
“Adviser” or “Management”) is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC- mandated disclosure, reporting and recordkeeping obligations apply with respect to each Fund and its respective subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.
Share Classes
The LoCorr Dynamic Opportunity Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund, and LoCorr Spectrum Income Fund all currently offer three classes of shares: Class A, Class C and Class I shares. The LoCorr Hedged Core Fund and LoCorr Strategic Allocation Fund currently offer two classes of shares: Class A and Class I shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A shares have a maximum front end sales load of 5.75% and maximum deferred sales charge of 1.00% and Class C shares have a maximum deferred sales charge of 1.00%, (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; (iii) certain other class-speciﬁc expenses will be borne solely by the class to which such expenses are attributable and (iv) each class will have exclusive voting rights with respect to matters relating to its own distribution arrangements.
All classes with respect to the LoCorr Spectrum Income Fund are subject to a 2.00% redemption fee on redemptions made within 60 days of the original purchase. As of May 1, 2017, none of the other Funds are subject to a redemption fee.
The following table presents the class-speciﬁc commencement of operations dates for each of the Funds:

Commencement of Operations
	Class A	Class C	Class I
LoCorr Macro Strategies Fund	March 22, 2011	March 24, 2011	March 24, 2011
LoCorr Long/Short Commodities Strategy Fund	January 1, 2012	January 1, 2012	January 1, 2012
LoCorr Dynamic Opportunity Fund	May 10, 2013	May 10, 2013	May 10, 2013
LoCorr Spectrum Income Fund	January 1, 2014	January 1, 2014	January 1, 2014
LoCorr Market Trend Fund	July 1, 2014	July 1, 2014	July 1, 2014
LoCorr Hedged Core Fund	July 10, 2024	N/A	July 10, 2024
LoCorr Strategic Allocation Fund	January 8, 2025	N/A	January 8, 2025

The Funds may issue an unlimited number of shares of beneﬁcial interest, with no par value. All shares of the Funds have equal rights and privileges, except as to class-speciﬁc rights and privileges described above.
2. SIGNIFICANT Accounting Policies
The following is a summary of signiﬁcant accounting policies consistently followed by the Funds in the preparation of the ﬁnancial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
The Funds follow fair valuation accounting standards in accordance with GAAP, which establish a deﬁnition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

116

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Ofﬁcial Closing Price.
The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the New York Stock Exchange. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.
Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.
American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for speciﬁc securities.
Cash and Cash Equivalents
Idle cash may be swept into various overnight demand deposits and is classified as Cash held in interest bearing deposit account on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.
Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies (“BDCs”) and royalty trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reﬂect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. MLPs are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for speciﬁc securities.

117

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversiﬁcation, cost and tax efﬁciency, liquidity, marginability, usability for hedging, the ability to go long and short, and (for some ETFs) the provision of periodic distributions. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETF shares may trade at a premium or discount to NAV per share. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.
The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and ﬁnancial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, conﬁscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Funds held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.
Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.
The fair value of asset backed securities and mortgage-backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage-backed securities are generally categorized in Level 2 of the fair value hierarchy.
Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.
Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

118

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed end investment companies, after their initial public offering, frequently trade at a price per share that is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined NAV but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their NAV. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.
Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, options, or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker- dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.
Forward currency contracts represent the purchase or sale of a speciﬁc quantity of a foreign currency at the current or spot price, with delivery and settlement at a speciﬁed future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying ﬁnancial instruments. Forward currency contracts are generally categorized in Level 2.
Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.
The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchased or written options are generally categorized in Level 1 of the fair value hierarchy.
Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures, forward currency and foreign currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.
Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reﬂect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.
Fair value determinations are required for the following securities:
•
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

•	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

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LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
•
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

•
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.
As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.
The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Funds might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies. The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.
The following table summarizes LoCorr Dynamic Opportunity Fund’s investments and securities sold short as of June 30, 2025:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
Common Stocks	$ 27,931,380	$ —	$ —	$27,931,380
Total Investments	$ 27,931,380	$—	$—	$27,931,380
Liabilities:
Securities Sold Short
Common Stocks	$(9,920,347)	$—	$—	$(9,920,347)
Total Securities Sold Short	$(9,920,347)	$—	$—	$(9,920,347)

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.
The LoCorr Dynamic Opportunity Fund did not hold any Level 3 assets during the period.

120

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
The following table summarizes LoCorr Hedged Core Fund’s consolidated investments, other financial instruments and swap contracts as of June 30, 2025:

Security Classification	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Assets:
Investments
U.S. Treasury Securities	$—	$55,939,708	$ —	$—	$55,939,708
Corporate Bonds	—	43,617,938	—	—	43,617,938
Commodity Pool	—	—	—	20,961,264	20,961,264
Asset-Backed Securities	—	19,373,630	—	—	19,373,630
U.S. Government Agency Issues	—	17,143,115	—	—	17,143,115
Mortgage-Backed Securitities	—	15,248,443	—	—	15,248,443
Collateralized Mortgage Obligations	—	6,266,491	—	—	6,266,491
Total Investments	$ —	$157,589,325	$—	$20,961,264	$178,550,589
Other Financial Instruments*
Futures Contracts	$1,173,116	$—	$—	$—	$1,173,116
Forwards	—	1,238,468	—	—	1,238,468
Total Other Financial Instruments	$1,173,116	$1,238,468	$—	$—	$2,411,584
Liabilities:
Other Financial Instruments*
Long Total Return Swap Contracts	$—	$(599,189)	$—	$—	$(599,189)
Futures Contracts	(1,423,468)	—	—	—	(1,423,468)
Forwards	—	(653,476)	—	—	(653,476)
Total Other Financial Instruments	$(1,423,468)	$(1,252,665)	$—	$—	$(2,676,133)

See the Fund’s consolidated schedule of investments and schedule of securities sold short for the investments detailed by industry classification.
*	The fair value of the Fund’s investment in swap contracts represents the net unrealized depreciation at June 30, 2025.
The LoCorr Hedged Core Fund did not hold any Level 3 assets during the period
The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of June 30, 2025:

Security Classification	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Assets:
Investments
U.S. Treasury Securities	$ —	$114,820,278	$ —	$—	$114,820,278
Corporate Bonds	—	94,894,844	—	—	94,894,844
Commodity Pool	—	—	—	63,207,311	63,207,311
Mortgage-Backed Securities	—	44,610,805	—	—	44,610,805
Asset-Backed Securities	—	40,660,438	—	—	40,660,438
U.S. Government Agency Issues	—	22,791,328	—	—	22,791,328
Collateralized Mortgage Obligations	—	7,996,729	—	—	7,996,729
Municipal Bonds	—	2,269,505	—	—	2,269,505
Total Investments	$ —	$328,043,927	$—	$63,207,311	$391,251,238
Swap Contracts*
Long Total Return Swap Contracts	$ —	$20,666,123	$—	$—	$20,666,123
Total Swap Contracts	$ —	$20,666,123	$—	$—	$20,666,123

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s investment in swap contracts represents the net unrealized appreciation at June 30, 2025.
The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.

121

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of June 30, 2025:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
U.S. Treasury Securities	$—	$519,484,274	$ —	$519,484,274
Corporate Bonds	—	379,187,457	—	379,187,457
Asset-Backed Securities	—	150,098,047	—	150,098,047
Mortgage-Backed Securities	—	130,980,933	—	130,980,933
U.S. Government Agency Issues	—	105,290,422	—	105,290,422
Collateralized Mortgage Obligations	—	40,964,446	—	40,964,446
Municipal Bonds	—	4,208,137	—	4,208,137
Total Investments	$ —	$1,330,213,716	$—	$1,330,213,716
Other Financial Instruments*
Futures Contracts	$14,832,341	$—	$—	$14,832,341
Forwards	—	16,196,250	—	16,196,250
Total Other Financial Instruments	$14,832,341	$16,196,250	$—	$31,028,591
Liabilities:
Other Financial Instruments*
Futures Contracts	$(17,461,199)	$—	$—	$(17,461,199)
Forwards	—	(8,550,612)	—	(8,550,612)
Total Other Financial Instruments	$(17,461,199)	$(8,550,612)	$—	$(26,011,811)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at June 30, 2025.
The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of June 30, 2025:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
U.S. Treasury Securities	$—	$78,766,827	$ —	$78,766,827
Corporate Bonds	—	63,619,828	—	63,619,828
Mortgage-Backed Securities	—	30,567,930	—	30,567,930
Asset-Backed Securities	—	29,128,286	—	29,128,286
U.S. Government Agency Issues	—	13,275,925	—	13,275,925
Collateralized Mortgage Obligations	—	4,523,979	—	4,523,979
Municipal Bonds	—	717,976	—	717,976
Total Investments	$ —	$220,600,751	$—	$220,600,751
Other Financial Instruments*
Futures Contracts	$5,728,989	$—	$—	$5,728,989
Forwards	—	3,701,283	—	3,701,283
Total Other Financial Instruments	$5,728,989	$3,701,283	$—	$9,430,272

122

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)

Security Classification	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments*
Futures Contracts	$(6,159,007)	$—	$ —	$(6,159,007)
Forwards	—	(491,107)	—	(491,107)
Total Other Financial Instruments	$(6,159,007)	$(491,107)	$—	$(6,650,114)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at June 30, 2025.
The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Spectrum Income Fund’s investments as of June 30, 2025:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
Common Stocks	$17,464,982	$ —	$ —	$17,464,982
Master Limited Partnerships	16,882,137	—	—	16,882,137
Real Estate Investment Trusts	15,665,278	—	—	15,665,278
Closed-End Funds	10,110,949	—	—	10,110,949
Business Development Companies	6,857,636	—	—	6,857,636
Preferred Stocks	1,528,813	—	—	1,528,813
Royalty Trusts	744,612	—	—	744,612
Total Investments	$69,254,407	$—	$—	$69,254,407

See the Fund’s schedule of investments for detail by industry classification.
The LoCorr Spectrum Income Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Strategic Allocation Fund’s consolidated investments and other financial instruments as of June 30, 2025:

Security Classification	Level 1	Level 2	Level 3	Total
Assets:
Investments
Common Stocks	$ 18,945,993	$—	$ —	$18,945,993
Total Investments	$ 18,945,993	$—	$—	$18,945,993
Other Financial Instruments*
Futures Contracts	$628,504	$—	$—	$628,504
Forwards	—	206,554	—	206,554
Total Other Financial Instruments	$628,504	$206,554	$—	$835,058
Liabilities:
Other Financial Instruments*
Futures Contracts	$(589,802)	$—	$—	$(589,802)
Forwards	—	(102,991)	—	(102,991)
Total Other Financial Instruments	$(589,802)	$(102,991)	$—	$(692,793)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at June 30, 2025.
The LoCorr Strategic Allocation Fund did not hold any Level 3 assets during the period.

123

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
Allocation of Income and Expenses
Net investment income, other than class speciﬁc expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses associated with a speciﬁc Fund in the Trust are charged to that Fund. Common expenses are typically allocated based upon the relative net assets of each Fund, or by other equitable means.
Deposits with Broker
Forward Currency and Futures Contracts
When trading derivative instruments, such as futures contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk. At June 30, 2025, the LoCorr Hedged Core Fund, the LoCorr Macro Strategies Fund, the LoCorr Market Trend Fund and the LoCorr Strategic Allocation Fund pledged cash and cash equivalents, deﬁned as short-term, highly liquid investments that are readily convertible to known amounts of cash at U.S. Bank, N.A. (“U.S. Bank”) to Bank of America Merrill Lynch for each Fund’s investment in forward currency contracts. See the Funds’ consolidated statements of assets and liabilities for these amounts.
Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be signiﬁcantly modiﬁed from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.
At June 30, 2025, the LoCorr Hedged Core Fund and LCHC, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCHC pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
At June 30, 2025, the LoCorr Macro Strategies Fund and LCMFS, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCMFS pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
At June 30, 2025, the LoCorr Market Trend Fund and LCMT, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCMT pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
At June 30, 2025, the LoCorr Strategic Allocation Fund and LCSA, collectively, had cash and cash equivalents on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCSA pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

124

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
These subsequent payments, called “variation margin,” to and from the futures broker (with the exception of futures contracts traded on the London Metal Exchange (“LME”)), are made on a daily basis as the price of the underlying assets ﬂuctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The variation margin on LME futures contracts do not settle daily, but rather settle at their respective maturity dates. At period end, the unrealized appreciation and depreciation on LME futures contracts is shown as receivable for unsettled open futures contracts and payable for unsettled open futures contracts, respectively, on the Funds’ consolidated statements of assets and liabilities. The Funds expect to earn interest income on any margin deposits, which is disclosed as broker interest income on the Funds’ consolidated statements of operations.
Securities Sold Short
At June 30, 2025, the LoCorr Dynamic Opportunity Fund pledged cash with U.S. Bank as collateral for securities sold short. See the Fund’s statement of assets and liabilities for amounts.
Swap Contracts
LCHC has a substantial portion of its assets on deposit with Deutsche Bank in connection with its trading of its swap contract. Assets deposited with Deutsche Bank in connection with the trading of the swap contract for LCHC are partially restricted due to deposit requirements. At June 30, 2025, the LoCorr Hedged Core Fund had cash and cash equivalents on deposit with Deutsche Bank which is presented on the consolidated statements of assets and liabilities as deposits with broker for swap contracts. In addition, at June 30, 2025, LCHC pledged a portion of its deposit account as collateral for the swap contract. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral. Risks arise from the possible inability of the counterparty to meet the terms of its contract and may increase if the counterparty’s ﬁnancial condition worsens.
LCLSCS has a substantial portion of its assets on deposit with Deutsche Bank in connection with its trading of its swap contract. Assets deposited with Deutsche Bank in connection with the trading of the swap contract for LCLSCS are partially restricted due to deposit requirements. At June 30, 2025, the LoCorr Long/Short Commodities Strategy Fund had cash and cash equivalents on deposit with Deutsche Bank which is presented on the consolidated statements of assets and liabilities as deposits with broker for swap contracts. In addition, at June 30, 2025, LCLSCS pledged a portion of its deposit account as collateral for the swap contract. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral. Risks arise from the possible inability of the counterparty to meet the terms of its contract and may increase if the counterparty’s ﬁnancial condition worsens.
Options
At June 30, 2025, the LoCorr Spectrum Income Fund had cash on deposit with Pershing, LLC for options contracts which is presented on the Fund’s statement of assets and liabilities. In addition, the LoCorr Spectrum Income Fund pledged securities as collateral for options. See the Fund’s consolidated schedule of investments for the fair value of securities pledged as collateral.
Distributable Earnings and Investment Transactions
Net investment income and net realized gains (losses) may differ for ﬁnancial reporting and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent; reclassiﬁcations are made to the appropriate equity accounts in the period that the difference arises.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassiﬁed between ﬁnancial and tax reporting. These reclassiﬁcations have no effect on net assets or NAV per share. See Note 7.
Distributions from Earnings
Shareholder transactions are recorded on trade date. Dividends from net investment income are declared and paid at least annually by the Funds. Distribution of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the

125

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
periods from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to the difference in the recognition of income, expense and gain items for ﬁnancial statement and tax purposes.
During the six months ended June 30, 2025, dividends for the LoCorr Spectrum Income Fund were distributed monthly. The estimated characterization of the distributions paid will be an ordinary dividend, qualiﬁed dividend or return of capital.
This estimate is based on the Fund’s operating results during the period. It is anticipated that a signiﬁcant portion of the distributions of the Fund’s investments in MLP and certain investments in REITs and royalty trusts will be comprised of return of capital as a result of the tax character of cash distributions made by each Fund’s investments. The actual characterization of the distributions made during the period is not determined until after the end of the ﬁscal year.
The tax character of distributions paid during the periods was as follows:

Six Months Ended June 30, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
LoCorr Dynamic Opportunity Fund	$—	$ —	$ —
LoCorr Hedged Core Fund	—	—	—
LoCorr Long/Short Commodities Strategy Fund	—	—	—
LoCorr Macro Strategies Fund	—	—	—
LoCorr Market Trend Fund	—	—	—
LoCorr Spectrum Income Fund	3,138,109	—	—
LoCorr Strategic Allocation Fund	—	—	—

	Year Ended December 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
LoCorr Dynamic Opportunity Fund	$600,766	$ —	$—
LoCorr Hedged Core Fund	916,935	—	—
LoCorr Long/Short Commodities Strategy Fund	14,531,971	—	314,913
LoCorr Macro Strategies Fund	47,036,295	—	1,296,342
LoCorr Market Trend Fund	19,962,056	—	—
LoCorr Spectrum Income Fund	4,487,329	—	1,670,800

Federal Income Taxes
The Funds intend to qualify as regulated investment companies pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds intend to distribute substantially all of their investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.
As of and during the six months ended June 30, 2025, the Funds did not have any tax positions that did not meet the “more- likely-than-not” threshold of being sustained by applicable tax authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax beneﬁts on uncertain tax positions as interest or other expense in the statements of operations. During the six months ended June 30, 2025, the Funds did not incur any interest or penalties.
For tax purposes, LCHC, LCLSCS, LCMFS, LCMT, and LCSA are exempted Cayman Islands investment companies. LCHC, LCLSCS, LCMFS, LCMT, and LCSA have each received an undertaking from the Government of the Cayman Islands exempting them from all local income, proﬁts, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LCHC, LCLSCS, LCMFS, LCMT, and LCSA are controlled foreign corporations (“CFCs”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and proﬁts, will be included each year in the respective Funds’ investment company taxable income.

126

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
Foreign Securities and Currency
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the ﬂuctuations arising from changes in market prices of securities held. Such ﬂuctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Forward Currency Contracts
Gains or losses are realized when foreign currency contracts are liquidated. Any change in net unrealized gain or loss is reported in the statements of operations.
Futures Contracts
A futures contract provides for the future sale by one party and purchase by another party of a speciﬁed amount of a speciﬁc ﬁnancial instrument (e.g., units of a stock index) for a speciﬁed price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained.
Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract.
Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Gains or losses are realized when contracts are liquidated. Closing out an open futures contract purchase or sale is affected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract. Any change in net unrealized gain or loss is reported in the statements of operations.
Indemniﬁcations
In the normal course of business, the Funds enter into contracts that contain general indemniﬁcations to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Market and Credit Risks
The Funds may engage in the speculative trading of U.S. and foreign futures, forward currency and swap contracts (collectively, “derivatives”). The Funds are exposed to both market risk, which is the risk arising from changes in the fair value of the contracts and credit risk, which is the risk of failure by another party to perform according to the terms of a contract.

127

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
Purchase and sale of futures contracts requires margin deposits with the broker. Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires a broker to segregate all customer transactions and assets from such broker’s proprietary activities. A customer’s cash and other property (for example, U.S. government securities) deposited with a broker are considered commingled with all other customer funds subject to the broker’s segregation requirements. In the event of a broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.
For derivatives, risks arise from changes in the fair value of the contracts. Theoretically, the Funds are exposed to a market risk equal to the notional contract value of swap, futures and forward currency contracts purchased and unlimited liability on such contracts sold short.
The Funds also engage in investing its assets in U.S. government securities. Risks arise from investments in U.S. government securities due to possible market illiquidity. U.S. government securities are also sensitive to changes in interest rates and economic conditions.
The Funds have established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that they will, in fact, succeed in doing so.
New Accounting Pronouncements and/or SEC Regulatory Updates
In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06“). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management has concluded there is no material impact to the Funds’ financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment,among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Options on Securities
The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater ﬂuctuation than an investment in the underlying instruments themselves.
A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

128

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a proﬁt on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.
If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Security Transactions and Investment Income
Security transactions are recorded on trade date. Generally, realized gains and losses on sales of investments are calculated on the speciﬁcally identiﬁed cost basis of the securities.
Dividend income, less foreign taxes withheld, if any, are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Distributions received from the investments in MLP interests, REITs, private investments, closed end funds, business development companies and royalty trusts generally are comprised of ordinary income, capital gains and return of capital. Distributions from commodity pools are recorded on the effective date, based on the character determined by the underlying commodity pool. For ﬁnancial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT, private investment, closed end fund, business development company or royalty trust and other industry sources. These estimates may subsequently be revised based on information received from the MLP, REIT, private investment, closed end fund, business development company or royalty trust after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the ﬁscal year end of the Funds. The distributions received from the MLP, REIT, private investment, closed-end fund, business development company and royalty trust securities that have been classiﬁed as income and capital gains are included in investment income and net realized gain (loss) on investments, respectively, on the statements of operations. The distributions received that are classiﬁed as return of capital reduce the cost of investments on the statements of assets and liabilities.
Interest income and expense is recognized on the accrual basis. Market discounts, premiums and original issue discounts on ﬁxed-income securities are amortized daily over the expected life of the security using the effective yield method.
Short Sales
The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

129

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
If the price of the security sold short increases between the time of the short sale and the time a Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Gains or losses from closed positions of securities sold short are presented as net realized gain or loss on securities sold short on the statements of operations.
In addition, the Funds are required to pay the lender any dividends declared on short positions. Dividends declared on open short positions are recorded on ex-date and shown as an expense for ﬁnancial reporting purposes. To borrow the security, the Funds also may be required to pay fees, which are shown as an expense for ﬁnancial reporting purposes. A Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these broker charges on a net basis as broker interest income or interest expense on the Funds’ statements of operations.
To the extent the Funds sell securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current fair value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Funds contemporaneously own or have the right to obtain at no added cost, securities identical to those sold short. Short sales are collateralized by cash deposits with the counterparty broker and pledged securities held at the custodian, U.S. Bank. The collateral required is determined daily by reference to the fair value of the short positions.
Total Return Swap Contracts
The Funds may enter into total return swap agreements. A total return swap entered into by the Funds is a derivative contract that transfers the market risk of underlying portfolios of futures contracts, forward currency contracts and foreign currencies (considered the “index” within each total return swap contract) between counterparties. The “notional amount” of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange. The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the consolidated statements of operations based on the value of the index on which the total return swap is referenced, as deﬁned within the total return swap agreement between the counterparties. The composition of the index may vary based on how the underlying portfolio of futures contracts, forward currency contracts and foreign currencies is traded. A Fund’s obligation under total return swap agreement, including any related fees, offset against amounts owed to the Fund in the case of positive performance, will be covered by designating liquid assets on the Fund’s books and records (see the consolidated statement of assets and liabilities for deposits with broker for derivative instruments). Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the consolidated statements of operations. Changes in notional value and any cash holding adjustments, which represent voluntary realizations by a Fund of swap value at any point in time, are also presented as net realized gain or loss on swap contracts on the consolidated statements of operations. Further, any cash holding adjustments realized by a Fund are subject to interest charges, which are recorded as part of unrealized gain/loss on the consolidated statements of operations. A corresponding asset or liability for “advance receipt on swap contracts” or “advance payment on swap contracts,” respectively, is recorded on the consolidated statements of assets and liabilities for the gain or loss realized on changes in notional value. Total return swaps outstanding at period end, if any, are listed after the Funds’ consolidated schedules of investments.
Use of Estimates
The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported revenues and expenses during the reporting period. Actual results could differ from those estimates.

130

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
Warrants
The Funds may invest in warrants. Warrants are options to purchase common stock at a speciﬁc price (usually at a premium above the market value of the optioned common stock at issuance) valid for a speciﬁc period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
3. Derivative and Other Financial Instruments
The Funds may invest in derivatives such as futures, forward currency, options, and swap contracts, in order to hedge against market movements while liquidating certain positions and buying other securities or as substitutes for securities, as well as for speculative purposes to gain exposure to such market movements.
The Funds’ market risk related to their derivatives trading is inﬂuenced by a wide variety of factors, including the level and volatility of interest rates, exchange rates, weather, supply and demand of commodities, the market value of futures and forward currency contracts, the diversiﬁcation effects among the Funds’ open positions and the liquidity of the markets in which they trade.
The following are the primary trading risk exposures by market sector of the Funds as encompassed in the total return swap contracts:
Agricultural. (grains, livestock and softs). The Funds’ primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions.
Currencies. Exchange rate risk is a principal market exposure of the Funds. The Funds’ currency exposure is to exchange rate ﬂuctuations, primarily ﬂuctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The ﬂuctuations are inﬂuenced by interest rate changes as well as political and general economic conditions. The Funds trade in a large number of currencies including cross-rates– e.g., positions between two currencies other than the U.S. dollar.
Energy. The Funds’ primary energy market exposure is to gas and oil price movements, often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial proﬁts and losses have been and are expected to continue to be experienced in this market.
Interest Rates. Interest rate movements directly affect the price of the sovereign bond futures positions held by the Funds and indirectly the value of its stock index currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Funds’ proﬁtability. The Funds’ primary interest rate exposure is to interest rate ﬂuctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the
United States and the Eurozone. However, the Funds also may take positions in futures contracts on the government debt of other nations. The Funds anticipate that interest rates in these industrialized countries or areas, both long-term and short-term, will remain a primary market exposure of the Funds for the foreseeable future.
Metals. The Funds’ metals market exposure is to ﬂuctuations in the price of aluminum, copper, gold, lead, nickel, palladium, tin, silver and zinc.
Stock Index. The Funds’ equity exposure, through stock index futures, is to equity price risk in the major industrialized countries as well as other countries.
The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction

131

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.
At June 30, 2025, the LoCorr Hedged Core Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund, and the LoCorr Strategic Allocation Fund held derivative and other financial instruments which are not subject to a master netting arrangement. The following table presents derivative financial instruments that are subject to enforceable netting agreements, collateral agreements, or other similar agreements as of the reporting date.
LoCorr Hedged Core Fund - June 30, 2025

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$ 1,238,468	$ —	$1,238,468	$ —	$ —	$1,238,468
Total	$1,238,468	$—	$1,238,468	$—	$—	$1,238,468

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Liabilities:
Description
Forward currency contracts	$653,476	$ —	$653,476	$ —	$(653,476)	$ —
Swap Contracts*	$599,189	$—	$599,189	$—	$(599,189)	$—
Total	$ 1,252,665	$—	$1,252,665	$—	$(1,252,665)	$—

*	Includes $0 of advance receipt on swap contracts.
LoCorr Long/Short Commodities Strategy Fund - June 30, 2025

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Swap Contracts*	$ 51,894,268	$ —	$51,894,268	$ —	$ —	$51,894,268
Total	$ 51,894,268	$—	$51,894,268	$—	$—	$51,894,268

*	Includes $31,228,148 of advance receipt on swap contracts.

132

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
LoCorr Macro Strategies Fund - June 30, 2025

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$ 16,196,250	$ —	$16,196,250	$ —	$ —	$16,196,250
Total	$ 16,196,250	$—	$16,196,250	$—	$—	$16,196,250

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Liabilities:
Description
Forward currency contracts	$ 8,550,612	$ —	$8,550,612	$ —	$(8,550,612)	$ —
Total	$8,550,612	$—	$8,550,612	$—	$(8,550,612)	$—

LoCorr Market Trend Fund - June 30, 2025

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$3,701,283	$ —	$3,701,283	$ —	$ —	$3,701,283
Total	$3,701,283	$—	$3,701,283	$—	$—	$3,701,283

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Liabilities:
Description
Forward currency contracts	$ 491,107	$ —	$491,107	$ —	$(491,107)	$—
Total	$491,107	$—	$491,107	$—	$(491,107)	$ —

133

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
LoCorr Strategic Allocation Fund - June 30, 2025

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$ 206,554	$ —	$206,554	$ —	$ —	$206,554
Total	$206,554	$—	$206,554	$—	$—	$206,554

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Received (Pledged)
Liabilities:
Description
Forward currency contracts	$ 102,991	$ —	$102,991	$ —	$(102,991)	$ —
Total	$102,991	$—	$102,991	$—	$(102,991)	$—

(a)	Reflects the current day variation margin and unsettled open futures contracts as separately reported within the Fund’s consolidated statement of assets and liabilities.
The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ consolidated statements of assets and liabilities and consolidated statements of operations. Fair value of swap contracts are recorded in the consolidated statements of assets and liabilities as net unrealized appreciation on swap contracts or net unrealized depreciation on swap contracts.
Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the consolidated statements of operations.
The following table presents the fair value of consolidated derivative instruments for the LoCorr Hedged Core Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Macro Strategies Fund, LoCorr Market Trend Fund and LoCorr Strategic Allocation Fund as of June 30, 2025 as presented on each Fund’s consolidated statements of assets and liabilities:

	Fair Value		Net Unrealized Gain (Loss) on Open Positions
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities
LoCorr Hedged Core Fund
Forward Currency Contracts(a)
Long	$13,647	$648,973	$ (635,326)
Short	1,224,821	4,503	1,220,318
Total Forward Currency Contracts	1,238,468	653,476	584,992

134

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)

	Fair Value		Net Unrealized Gain (Loss) on Open Positions
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities
Futures Contracts(b)
Long Contracts
Commodity	$88,555	$1,083,884	$(995,329)
Equity	380,352	65,338	315,014
Foreign exchange	151,197	61	151,136
Interest rate	241,327	80,321	161,006
Total Long Contracts	861,431	1,229,604	(368,173)
Short Contracts
Commodity	279,984	74,112	205,872
Equity	9,299	18,767	(9,468)
Foreign exchange	7,544	13,222	(5,678)
Interest rate	14,858	87,763	(72,905)
Total Short Contracts	311,685	193,864	117,821
Total Futures Contracts	1,173,116	1,423,468	(250,352)
Total Forward Currency Contracts and Futures Contracts	$2,411,584	$2,076,944	$334,640
Long Total Return Swap Contracts
LoCorr Commodities Index	$ —	$(599,189)	$(599,189)
LoCorr Long/Short Commodities Strategy Fund
Long Total Return Swap Contracts
LoCorr Commodities Index	$20,666,123	$—	$20,666,123
LoCorr Macro Strategies Fund
Forward Currency Contracts(a)
Long	178,912	8,492,850	(8,313,938)
Short	16,017,338	57,762	15,959,576
Total Forward Currency Contracts	16,196,250	8,550,612	7,645,638
Futures Contracts(b)
Long Contracts
Commodity	1,339,343	12,879,507	(11,540,164)
Equity	5,059,528	823,220	4,236,308
Foreign exchange	1,651,778	2,668	1,649,110
Interest rate	2,889,067	1,032,453	1,856,614
Total Long Contracts	10,939,716	14,737,848	(3,798,132)
Short Contracts
Commodity	3,476,777	1,119,507	2,357,270
Equity	118,165	300,023	(181,858)
Foreign exchange	107,166	158,419	(51,253)
Interest rate	190,517	1,145,402	(954,885)
Total Short Contracts	3,892,625	2,723,351	1,169,276
Total Futures Contracts	14,832,341	17,461,199	(2,628,858)
Total Forward Currency Contracts and Futures Contracts	$31,028,591	$26,011,811	$5,016,780

135

LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)

	Fair Value		Net Unrealized Gain (Loss) on Open Positions
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities
LoCorr Market Trend Fund
Forward Currency Contracts(a)
Long	$283	$489,441	$(489,158)
Short	3,701,000	1,666	3,699,334
Total Forward Currency Contracts	3,701,283	491,107	3,210,176
Futures Contracts(b)
Long Contracts
Commodity	513,310	4,358,768	(3,845,458)
Equity	2,646,133	327,984	2,318,149
Interest rate	997,042	528,159	468,883
Total Long Contracts	4,156,485	5,214,911	(1,058,426)
Short Contracts
Commodity	1,505,530	320,279	1,185,251
Equity	—	143,971	(143,971)
Foreign exchange	61,953	—	61,953
Interest rate	5,021	479,846	(474,825)
Total Short Contracts	1,572,504	944,096	628,408
Total Futures Contracts	5,728,989	6,159,007	(430,018)
Total Forward Currency Contracts and Futures Contracts	$9,430,272	$6,650,114	$2,780,158
LoCorr Strategic Allocation Fund
Forward Currency Contracts(a)
Long	829	57,162	(56,333)
Short	205,725	45,829	159,896
Total Forward Currency Contracts	206,554	102,991	103,563
Futures Contracts(b)
Long Contracts
Commodity	124,621	102,029	22,592
Equity	97,637	22,784	74,853
Foreign exchange	209,452	—	209,452
Interest rate	49,451	19,845	29,606
Total Long Contracts	481,161	144,658	336,503
Short Contracts
Commodity	115,140	47,965	67,175
Equity	1,748	1,047	701
Foreign exchange	18,735	338,220	(319,485)
Interest rate	11,720	57,912	(46,192)
Total Short Contracts	147,343	445,144	(297,801)
Total Futures Contracts	628,504	589,802	38,702
Total Forward Currency Contracts and Futures Contracts	$835,058	$692,793	$142,265

(a)
Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund’s consolidated statement of assets and liabilities.

(b)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s consolidated schedule of open futures contracts. Only the current day variation margin and unsettled open futures contracts is separately reported within the Fund’s consolidated statement of assets and liabilities.

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LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
The following table presents the results of the derivative trading and information related to volume for the six months ended June 30, 2025. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in each Fund’s consolidated and non-consolidated statement of operations.

	Gain (Loss) from Trading
Fund and Type of Derivative Instrument	Net Realized	Net Change in Unrealized
LoCorr Hedged Core Fund
Forward Currency Contracts	$(1,087,507)	$(163,561)
Futures Contracts
Commodity	(128,789)	(816,149)
Equity	299,980	663,750
Foreign exchange	(95,816)	107,826
Interest rate	(1,963,908)	(118,141)
Total Futures Contracts	(1,888,533)	(162,714)
Total Forward Currency Contracts and Futures Contracts	$(2,976,040)	$(326,275)
Swap Contracts	$—	$1,537,020
LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$1,696,349	$3,793,808
LoCorr Macro Strategies Fund
Forward Currency Contracts	$(15,298,128)	$(6,847,463)
Futures Contracts
Commodity	(1,781,614)	(12,104,358)
Equity	5,412,013	10,836,601
Foreign exchange	(863,650)	930,025
Interest rate	(29,881,811)	(2,935,237)
Total Futures Contracts	(27,115,062)	(3,272,969)
Total Forward Currency Contracts and Futures Contracts	$ (42,413,190)	$(10,120,432)
LoCorr Market Trend Fund
Forward Currency Contracts	$(3,324,663)	$(4,695,361)
Futures Contracts
Commodity	(4,437,585)	(3,610,829)
Equity	(10,774,383)	6,654,349
Foreign exchange	(143,047)	(118,562)
Interest rate	(10,809,051)	(2,887,284)
Total Futures Contracts	(26,164,066)	37,674
Total Forward Currency Contracts and Futures Contracts	$ (29,488,729)	$(4,657,687)
LoCorr Spectrum Income Fund
Options
Written Options	1,503,715	—
Total Options	$1,503,715	$—

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LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)

	Gain (Loss) from Trading
Fund and Type of Derivative Instrument	Net Realized	Net Change in Unrealized
LoCorr Strategic Allocation Fund
Forward Currency Contracts	$(359,737)	$103,563
Futures Contracts
Commodity	(287,358)	89,767
Equity	(240,236)	75,554
Foreign exchange	(850,168)	(110,033)
Interest rate	(409,429)	(16,586)
Total Futures Contracts	(1,787,191)	38,702
Total Forward Currency Contracts and Futures Contracts	$(2,146,928)	$142,265

(d)	Purchased options are included within net realized gain (loss) on investments and net change in unrealized appreciation/depreciation on investments.
The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months ended June 30, 2025 were:

	Average Notional Amount
	Long Contracts	Short Contracts
LoCorr Hedged Core Fund
Forward Currency Contracts	$55,036,459	$69,690,399
Futures Contracts	164,591,156	102,522,999
Swap Contracts	37,970,928	—
LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$123,754,081	$—
LoCorr Macro Strategies Fund
Forward Currency Contracts	$871,103,723	$1,121,040,407
Futures Contracts	2,414,753,948	1,624,408,026
LoCorr Market Trend Fund
Forward Currency Contracts	$217,410,819	$340,857,427
Futures Contracts	744,311,920	581,840,904
LoCorr Spectrum Income Fund
Options(a)	$34,420,000	$4,653,964
LoCorr Strategic Allocation Fund
Forward Currency Contracts	$11,733,129	$13,039,646
Futures Contracts	47,882,583	30,277,093

(a)	Represents an average of each month the Fund held purchased or written options.
The swap contracts and the commodity-related futures contracts reported in the tables in Note 3 represent balances and activity of each Fund’s respective wholly-owned and controlled subsidiary. See Note 2.
Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

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LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
4. Investment Transactions
The cost of security purchases and proceeds from security sales, excluding short-term investments, derivative instruments, short sales and purchases to cover short sales, for the six months ended June 30, 2025 were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
LoCorr Dynamic Opportunity Fund	$—	$—	$240,237,202	$247,332,288
LoCorr Hedged Core Fund	96,116,400	67,622,262	87,655,815	12,072,552
LoCorr Long/Short Commodities Strategy Fund	50,511,406	57,327,816	55,330,773	98,852,405
LoCorr Macro Strategies Fund	260,708,292	364,997,415	236,793,529	200,229,791
LoCorr Market Trend Fund	91,071,289	127,914,968	43,368,483	72,284,644
LoCorr Spectrum Income Fund	—	—	14,091,849	13,603,866
LoCorr Strategic Allocation Fund	—	—	23,209,666	5,127,572

5. Management Fees and Other Transactions with Afﬁliates
Management Agreement
The Trust has a Management Agreement with the Adviser, with whom certain ofﬁcers and Trustees of the Funds are afﬁliated, to furnish investment advisory services to the Funds. Pursuant to the Management Agreement, the Adviser is entitled to receive a fee, paid monthly, as follows:

Fund	Annual Advisory Fee as a Percentage of the Average Daily Net Assets of the Fund
LoCorr Dynamic Opportunity Fund	1.50%
LoCorr Hedged Core Fund	1.45%
LoCorr Macro Strategies Fund	1.65%
LoCorr Market Trend Fund	1.50%
LoCorr Spectrum Income Fund	1.30%
LoCorr Strategic Allocation Fund	1.24%

Pursuant to the Management Agreement, the Adviser is entitled to receive a fee, paid monthly, in accordance with the Incremental Advisory Fee schedule below based on the LoCorr Long/Short Commodities Strategy Fund’s average daily net assets.

Net Assets for the LoCorr Long/Short Commodities Strategy Fund	Incremental Advisory Fee*
$0.0 - $0.5 billion	1.50%
$0.5 - $1.0 billion	1.40%
$1.0 - $1.5 billion	1.30%
$1.5 - $2.0 billion	1.20%
$2.0 - $2.5 billion	1.10%
Over $2.5 billion	1.00%

*
Incremental advisory fee represents the fees paid on net assets at the related net asset level. For example, with $3 billion in net assets in the Fund, the Adviser would earn 1.50% on the ﬁrst $500 million, plus 1.40% on the next $500 million, plus 1.30% on the next $500 million, plus 1.20% on the next $500 million, plus 1.10% on the next $500 million, plus 1.00% on the ﬁnal $500 million.

As of and for the six months ended June 30, 2025, the Funds reported the following in regards to management fees:

Fund	Management Fees For the Six Months Ended June 30, 2025	Accrued Net Management Fees as of June 30, 2025
LoCorr Dynamic Opportunity Fund	$336,996	$41,731
LoCorr Hedged Core Fund	1,461,773	278,962
LoCorr Long/Short Commodities Strategy Fund	3,722,109	582,243

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LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)

Fund	Management Fees For the Six Months Ended June 30, 2025	Accrued Net Management Fees as of June 30, 2025
LoCorr Macro Strategies Fund	$12,940,941	$2,083,908
LoCorr Market Trend Fund	2,477,873	344,732
LoCorr Spectrum Income Fund	468,139	75,477
LoCorr Strategic Allocation Fund	148,540	—

Sub-Advisory Agreements
Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub- advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the portion of each Fund’s average daily net assets which they have been allocated to manage.

LoCorr Dynamic Opportunity Fund:
Kettle Hill Capital Management, LLC
LoCorr Hedged Core Fund:
Graham Capital Management, L.P.
Millburn Ridgefield Corporation
Nuveen Asset Management, LLC
Revolution Capital Management LLC
R.G. Niederhoffer Capital Management
LoCorr Long/Short Commodities Strategy Fund:
Nuveen Asset Management, LLC
LoCorr Macro Strategies Fund:
Graham Capital Management, L.P.
Millburn Ridgefield Corporation
Nuveen Asset Management, LLC
Revolution Capital Management, LLC
R.G. Niederhoffer Capital Management

LoCorr Market Trend Fund:
Graham Capital Management, L.P.
Nuveen Asset Management, LLC
LoCorr Spectrum Income Fund:
Bramshill Investments, LLC
LoCorr Strategic Allocation Fund:
Crabel Capital Management, LLC
P/E Global, LLC
BH-DG Systematic Trading LLP
Parametric Portfolio Associates, LLC

The Adviser is solely responsible for the payment of the sub-adviser’s fees, and the sub-adviser agrees not to seek payment of its fees from the Trust or the Funds.
Expense Limitation Agreement
The Funds’ Adviser has contractually agreed to waive management fees and/or reimburse the Funds for expenses they incur, but only to the extent necessary to maintain the Funds’ total annual operating expenses after fee waiver and/or reimbursement (excluding any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Funds may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) at the percentages listed below:

Fund	Expense Limit as a Percentage of the Average Daily Net Assets of the Fund	Effective Period Through
LoCorr Dynamic Opportunity Fund	1.99%	April 30, 2026
LoCorr Hedged Core Fund	1.83%	April 30, 2026
LoCorr Long/Short Commodities Strategy Fund	1.95%	April 30, 2026
LoCorr Macro Strategies Fund	1.99%	April 30, 2026
LoCorr Market Trend Fund	1.95%	April 30, 2026

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Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)

Fund	Expense Limit as a Percentage of the Average Daily Net Assets of the Fund	Effective Period Through
LoCorr Spectrum Income Fund	1.80%	April 30, 2026
LoCorr Strategic Allocation Fund	1.59%	April 30, 2026

Any waiver or reimbursement is subject to repayment by the respective Fund within the three ﬁscal years following the ﬁscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the expense limitation at the time of the waiver and the repayment is approved by the Board.
The total amounts of management fees waived and/or expenses reimbursed which are subject to recovery, and their related expiration date are as follows:
LoCorr Dynamic Opportunity Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31,
		Six Months Ended June 30, 2025
Six Months Ended June 30, 2025	$(59,380)	$ —	$(59,380)	2028
Year Ended December 31, 2024	(110,435)	—	(110,435)	2027
Year Ended December 31, 2023	(50,998)	—	(50,998)	2026
Year Ended December 31, 2022	(154,575)	—	(154,575)	2025
Total	$(375,388)	$—	$(375,388)

LoCorr Hedged Core Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31,
		Six Months Ended June 30, 2025
Six Months Ended June 30, 2025	$—	$—	$—	2028
Year Ended December 31, 2024	(178,397)	23,796	(154,601)	2027
Total	$(178,397)	$23,796	$(154,601)

LoCorr Spectrum Income Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31,
		Six Months Ended June 30, 2025
Six Months Ended June 30, 2025	$(8,689)	$ —	$(8,689)	2028
Year Ended December 31, 2024	(16,242)	—	(16,242)	2027
Total	$(24,931)	$—	$(24,931)

LoCorr Strategic Allocation Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31,
		Six Months Ended June 30, 2025
Six Months Ended June 30, 2025	$ (272,664)	$ —	$(272,664)	2028
Total	$(272,664)	$—	$(272,664)

At June 30, 2025, there were no fees subject to recovery for the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Macro Strategies Fund, or the LoCorr Market Trend Fund.

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LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
Rule 12b-1 Distribution Agreement
The Funds have entered into a Rule 12b-1 distribution agreement with Quasar Distributors, LLC (“Quasar”). Class A shareholders pay distribution expenses to Quasar at the annual rate not to exceed 0.25% of the Fund’s average daily net assets. Class C shareholders pay to Quasar an annual rate not to exceed 1.00%, which is comprised of 0.75% in distribution expenses and 0.25% in service fees, of the Fund’s average daily net assets. Class I shareholders pay no 12b-1 fees.
Sales Charges
Contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceed of sales of Fund shares from redemption proceeds prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the following table for the six months ended June 30, 2025.

Fund	Class A CDSC Retained by Distributor	Class C CDSC Retained by Distributor
LoCorr Dynamic Opportunity Fund	$ —	$—
LoCorr Hedged Core Fund	—	N/A
LoCorr Long/Short Commodities Strategy Fund	—	844
LoCorr Macro Strategies Fund	—	582
LoCorr Market Trend Fund	—	1,668
LoCorr Spectrum Income Fund	—	248
LoCorr Strategic Allocation Fund	—	N/A

6. Fund Shares
At June 30, 2025 there were an unlimited number of shares of beneﬁcial interest authorized.
Conversion Feature
Class C shares purchased directly from the Funds or through a financial intermediary, except as otherwise disclosed in the Funds’ prospectus, automatically convert to Class A shares in the month of the 8-year anniversary date of the purchase of the Class C shares, based on the relative NAV of each such class without the imposition of any sales charge, fee or other charge.
7. Federal Tax Information
At December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows(1):

	LoCorr Dynamic Opportunity Fund	LoCorr Hedged Core Fund (2)	LoCorr Long/Short Commodities Strategy Fund (2)
Tax cost of portfolio	$35,383,611	$101,293,115	$666,471,472
Gross unrealized appreciation	$638,173	$275,869	$18,700,290
Gross unrealized depreciation	(2,362,801)	(4,630,061)	(38,470,647)
Net unrealized appreciation (depreciation)	(1,724,628)	(4,354,192)	(19,770,357)
Undistributed ordinary income	4,787,374	1,188,127	—
Undistributed long-term capital gains	—	—	—
Total earnings accumulated	4,787,374	1,188,127	—
Other accumulated losses	(4,903)	(452,718)	(22,673,824)
Total distributable earnings ( accumulated losses)	$3,057,843	$(3,618,783)	$(42,444,181)

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Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)

	LoCorr Macro Strategies Fund(2)	LoCorr Market Trend Fund(2)	LoCorr Spectrum Income Fund
Tax cost of portfolio	$1,442,580,009	$291,940,466	$58,884,881
Gross unrealized appreciation	$15,626,106	$4,267,326	$12,686,020
Gross unrealized depreciation	(9,129,979)	(2,390,426)	(3,824,693)
Net unrealized appreciation (depreciation)	6,496,127	1,876,900	8,861,327
Undistributed ordinary income	—	—	—
Undistributed long-term capital gains	—	—	—
Total earnings accumulated	—	—	—
Other accumulated losses	(199,634,202)	(54,742,193)	(46,982,353)
Total distributable earnings ( accumulated losses)	$(193,138,075)	$(52,865,293)	$(38,121,026)

(1)	Total Portfolio represents aggregate amounts of Fund’s investments, securities sold short, forward currency contracts and futures contracts, where applicable.
(2)	Tax Cost is presented on a non-consolidated basis and includes each of the Fund’s investment in the respective CFC’s and the unrealized appreciation and depreciation associated with those investments.
Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributed primarily to the tax deferral of losses on wash sales, mark to market, investments in partnerships and other temporary differences.
At December 31, 2024, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover		Year of Expiration
	Short-Term	Long-Term
LoCorr Dynamic Opportunity Fund	$—	$—	Indefinitely
LoCorr Hedged Core Fund	197,918	254,800	Indefinitely
LoCorr Long/Short Commodities Strategy Fund	8,595,568	14,078,256	Indefinitely
LoCorr Macro Strategies Fund	85,522,945	113,743,794	Indefinitely
LoCorr Market Trend Fund	22,412,852	32,290,565	Indefinitely
LoCorr Spectrum Income Fund	19,418,614	27,021,323	Indefinitely

During the year ended December 31, 2024, the LoCorr Dynamic Opportunity Fund, the Long/Short Commodities Fund, and the LoCorr Macro Strategies Fund utilized unlimited capital loss carryover of $2,970,064, $56,292, and $39,902,133, respectively. The LoCorr Hedged Core Fund, the LoCorr Market Trend Fund and the LoCorr Spectrum Income Fund did not utilize any capital loss carryovers.
8. Line of Credit
The Funds did not utilize the Line of Credit for the six months ended June 30, 2025.
9. Subsequent Events
In preparing the ﬁnancial statements, the Adviser has evaluated events after June 30, 2025.
Declaration of Dividends
The LoCorr Spectrum Income Fund declared the following ordinary income distributions:

Dividend Declaration Date(a)	Shareholder of Record Date	Distribution Amount per Share Class
		Class A	Class C	Class I
July 31, 2025	July 30, 2025	$0.0386	$0.03470	$0.04000

(a)	Ex-date, reinvest date and payable date.

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LoCorr Investment Trust
Notes to the Financial Statements
June 30, 2025 (Unaudited)(Continued)
The estimated characterization of the distributions paid will be an ordinary dividend, qualiﬁed dividend or return of capital. See Note 2 for additional information.
There were no additional subsequent events since June 30, 2025, through the date the ﬁnancial statements were issued that would require adjustments to or additional disclosure in these ﬁnancial statements.

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LOCORR INVESTMENT TRUST
Portfolio Holdings Disclosure (Unaudited)
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC ) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-523-8637.

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LOCORR INVESTMENT TRUST
Proxy voting policies, procedures and record (Unaudited)
You may obtain a description of the Funds’ (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1-855-523-8637, or on the EDGAR Database on the SEC’s website (http:// www.sec.gov).

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LoCorr Investment Trust
Additional Information
The below information is required disclosure from Form N-CSRS
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within the financial statements in 7(a).
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Review of Management and Sub-Advisory Agreements
Counsel directed the Trustees to the Board materials for the approval and renewal of the investment advisory and sub-advisory agreements.
The Trustees reviewed the memorandum provided by Counsel which had been provided to them prior to the meeting entitled, “Duties of Trustees with Respect to Approval and Renewal of Investment Advisory and Sub-Advisory Contracts”. The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act (the “Independent Trustees”), reviewed the various factors relevant to its consideration of the management agreement and the various subadvisory agreements and the legal responsibilities of the Trustees related to such consideration. These factors included the following:
•	The nature, extent and quality of the services provided by the investment adviser to the fund;
•	The investment performance of the fund and the investment adviser;
•	The costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund;
•	The extent to which economies of scale will be realized as the fund grows; and
•	Whether the fee levels reflect these economies of scale to the benefit of the shareholders.
The Trustees reviewed the responses to the 15(c) questionnaires and the management and sub-advisory agreements prior to the Meeting.
Approval of Advisory Agreement
The Board considered the nature, extent and quality of services to be provided to the LSA Fund and reviewed the 15(c) responses, which included a review of the key personnel of the Adviser. Counsel noted for the Trustees that there had not been any material changes in the Adviser’s personnel in the past year.
The Trustees reviewed the Adviser’s investment program for the LSA Fund its investment objective. A representative of the Adviser indicated that the Adviser oversees and continually evaluates subadvisers and that the Adviser also will provide overall portfolio and risk management consistent with the Fund’s investment strategy, guidelines and limitations.
Counsel stated that there had not been any recent litigations or examinations of the Adviser by any regulatory body. After a discussion, the Trustees concluded that the Adviser continues to be well resourced with experienced personnel and investment expertise and has provided, and is expected to provide, high quality services to the Funds and their respective shareholders.
A representative from the Adviser reviewed the Adviser’s financial statements and insurance policy with the Trustees. The Trustees concluded that, based on their review of the Adviser’s financial statements and discussions with the Adviser, the Adviser has sufficient resources to provide advisory services to each of the Funds.
The representative of the Adviser reviewed the Trust’s compliance policies and procedures and Adviser’s code of ethics. Counsel noted for the Board that the Adviser’s codes of ethics had been recently revised to cover personal trading in bitcoin and ether futures. The Board noted that there had not been any compliance issues with respect to the Adviser’s

147

LoCorr Investment Trust
Additional Information(Continued)
management of other Funds. After a discussion, the Trustees concluded that the Adviser had compliance policies and procedures in place in order to perform its duties under the management agreements for the LSA Fund.
With respect to the LSA Fund, the Trustees noted the successful implementation of similar strategies for other Funds in the Trust, nothing that as a new fund, the LSA Fund did not have any performance of its own.
The Board then reviewed the proposed management fee for the LSA Fund. The Trustees noted that the proposed management fee was 1.19%. The Trustees reviewed the relevant peer group and Morningstar category averages and ranges of management fees, noting that the proposed management fee for the LSA Fund was well below the Peer Group average and within the ranges of each comparison. After a discussion, the Trustees determined that the proposed management fee was reasonable.
The Trustees evaluated the nature, extent and quality of services provided by the Adviser to Macro Fund, LLSCS Fund, LDO Fund and LSI Fund and to be provided to the LHC Fund and reviewed the 15(c) responses for each, which included a discussion of the key personnel of the Adviser, noting that there had not been any changes in key personnel since the last renewal.
The Trustees reviewed the Adviser’s investment program for each of the Funds and each Fund's investment objective, policies and regulatory limitations. The Board noted that the Adviser oversees and continually evaluates each sub-adviser and that the Adviser also provides overall portfolio and risk management consistent with each Fund’s investment strategy, guidelines and limitations. The Trustees also discussed the Adviser’s compliance program with the Trust’s CCO. The Board noted that there had not been any compliance issues with respect to the Adviser’s management of the Funds.
The CCO next discussed the Trust’s compliance policies and procedures and Adviser’s code of ethics. The CCO noted that the NFA would be commencing an examination of the Adviser’s affiliated broker-dealer in the near term. The Board noted the successful implementation of policies and procedures related to Rule 18f-4. After a discussion, the Trustees concluded that the Adviser continued to have compliance policies and procedures in place in order to perform its duties under the management agreements for the Funds.
Counsel noted that there had not been any recent litigations or examinations of the Adviser by any regulatory body since the last renewal. After a discussion, the Trustees concluded that the Adviser continues to be well resourced with experienced personnel and investment expertise and has provided, and is expected to provide, high quality services to the Funds and their respective shareholders.
A representative from the Adviser reviewed the Adviser’s financial statements and insurance policy with the Trustees. The Trustees concluded that, based on their review of the Adviser’s financial statements and discussions with the Adviser, the Adviser has sufficient resources to provide advisory services to each of the Funds.
The Trustees next reviewed and evaluated the performance of the Macro Fund, noting that the one-year, 10-year and since inception returns outperformed the Morningstar category, peer group and benchmark and secondary index returns. A representative of the Adviser discussed the factors related to the Fund’s performance over the past year and noted its overall satisfaction with the Fund’s strategies. After a discussion, the Trustees concluded that the Macro Fund’s performance was satisfactory.
The Trustees evaluated the investment performance of the LCLSCS Fund, noting its annualized returns for the various periods. The Trustees noted that the Fund had underperformed its Morningstar category, peer group and benchmark indexes during the past year but had outperformed each of those comparisons for the 10-year (with the exception of the peer group) and since inception periods. After a discussion, the Trustees concluded that the Fund’s performance was reasonable.
The Trustees then discussed the performance of the LDO Fund, noting that the Fund slightly lagged the peer group and Morningstar category for the various periods. A representative of the Adviser reviewed the Fund’s strategy with the Trustees, noting that the Fund would underperform against the S&P 500 in strong bull markets and that the Fund’s exposure to small cap stocks also resulted in relative underperformance. After a discussion, the Trustees concluded that the LDO Fund’s performance was not unreasonable.

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The Trustees considered the performance of the LSI Fund. The Trustees noted performance of the LSI Fund, observing that the Fund’s performance for the various periods lagged the peer group and Morningstar category but had outperformed the benchmark index. After a discussion, the Trustees concluded that the LSI Fund’s performance was satisfactory.
With respect to the LHC Fund, the Trustees noted the successful implementation of similar strategies for other Funds in the Trust, nothing that as a new fund, the LHC Fund did not have any performance of its own.
The Trustees then evaluated the costs of services provided and profits to be realized by the Adviser with respect to each of the Funds. The Trustees reviewed the management fee for the Macro Fund, noting that it was above the average of its peer group and the Morningstar Category but within the range of management fees for the Fund’s peer group and Morningstar Category Average. A representative from the Adviser reminded the Trustees about the Fund’s structural differences relative to its peer group funds. After a discussion, the Trustees concluded that the Macro Fund’s management fee was reasonable.
The Trustees next reviewed the management fee for the LCLSCS Fund, noting that it was above the average of its peer group and Morningstar category, but within of the range of management fees for the Fund’s peer group and Morningstar category. A representative of the Adviser noted the effect of breakpoints on the actual advisory fee paid by the Fund in the past year and reminded the Board about the Fund’s exposure to several commodity trading advisers and the use of Nuveen as a subadviser to the Fund. After a discussion, the Trustees agreed that the LCLSCS Fund’s management fee was reasonable.
The Trustees noted that the LDO Fund’s management fee was within the range of both its peer group and Morningstar category though slightly above the averages for both comparisons. A representative of the Adviser noted for the Trustees that the Adviser continues to engage several sub-advisers to manage the Fund while many funds in the Morningstar category are single manager funds. After a discussion, the Trustees concluded that the LDO Fund’s management fee was not excessive.
Counsel directed the Trustees to review the management fee for the LSI Fund, noting that it was above the average of its peer group and Morningstar category, and above the high-end range for the management fees reported for the LSI Fund’s peer group. A representative of the Adviser discussed the unique nature of the Fund and its strategy and indicated that assembling a meaningful peer group was difficult. After a discussion, the Trustees agreed that the Fund’s management fee was not unreasonable.
The Trustees considered all of these factors with regards to the renewal of the expense limitation agreements with the Adviser for an additional one-year period for the Macro Fund, LCLSCS Fund, LDO Fund and LSI Fund. The Trustees next evaluated the proposed expense limitation agreement for the LHC Fund, noting the expected expenses of the Fund and profitability of the Adviser.
The Trustees noted the profit analysis of the Adviser with respect to the Macro Fund and considered the Adviser’s profits from the advisory agreement, net of expenses. The Trustees determined that the Adviser’s profits related to the Macro Fund were reasonable.
The Trustees then discussed the profitability of the Adviser with respect to the LCLSCS Fund. Counsel noted the Adviser’s net profits with respect to the LCLSCS Fund. After a discussion, the Trustees determined that the Adviser’s profits with respect to the Fund were reasonable.
The Trustees then reviewed the profitability of the Adviser with respect to the LDO Fund and noted that the Adviser indicated a modest profit with respect to the Fund. After a discussion, the Trustees determined that the Adviser’s profits with respect to the Fund were reasonable.
Counsel directed the Trustees’ attention to the profitability of the Adviser with respect to the LSI Fund. The Trustees noted that the Adviser showed a net profit and agreed that the Adviser’s total net profits as a percentage of revenues and absolute amount were reasonable.
The Trustees considered the economies of scale to be realized by the shareholders of the Macro Fund, LCLSCS Fund, LDO Fund and LSI Fund, noting that the management fees for the LLSCS Fund reflect an incremental fee schedule which includes break points. The Board considered whether economies of scale had been reached with respect to the management of each Fund, excluding the LCLSCS Fund. They noted that the Adviser had indicated its

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willingness to discuss the matter of breakpoints with the Board as each other Fund increased its assets. The Board agreed that in light of the expense limitation agreements, which effectively protected shareholders from high expenses despite lower asset levels, and the Adviser’s willingness to consider breakpoints as each other Fund reached higher asset levels, the absence of breakpoints was acceptable.
Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that each Fund’s management fee is reasonable and that approval of the Advisory Agreement is in the best interests of the shareholders of Macro Fund, LLSCS Fund, LDO Fund and LSI Fund.
The Board next reviewed and evaluated the nature, extent and quality of services provided by the Adviser to the LMT Fund and reviewed the 15(c) responses including the key personnel of the Adviser. The Trustees noted that there had been no changes in the personnel providing services to the LMT Fund since the most recent renewal of the LMT Fund’s advisory agreement. A representative of the Adviser stated that it had continued to oversee the execution of the Fund’s strategy consistent with its investment objective, policies and regulatory restrictions and that the Adviser evaluates and oversees the LMT Fund’s sub-advisers.
Fund Counsel noted for the benefit of the Board that there were no material compliance issues, regulatory examinations or litigations with respect to the Adviser since the most recent renewal of the advisory agreement for the LMT Fund. Fund Counsel stated that the Adviser continued to maintain insurance for E&O/D&O coverage. The CCO indicated that the Adviser had not made any material changes to its compliance policies since the Board’s last review.
A representative of the Adviser reviewed the Adviser’s financial statements with the Board. The Trustees noted that, based on their review of the Adviser’s financial statements and their discussion with representatives of the Adviser, the Adviser continued to have suitable financial resources to manage the LMT Fund. After a discussion, the Board concluded that the Adviser continued to be well staffed with experienced personnel, has appropriate financial resources and provides valuable investment expertise and oversight of the LMT Fund and is expected to continue to provide high quality services to the Fund.
The Trustees next reviewed the Fund’s performance, noting that the Fund had underperformed its peer group average, Morningstar category and benchmark index over the past year. The Board discussed the Fund’s performance with representatives of the Adviser, noting the Adviser’s assertion that trend-following strategies had difficulties in 2024. In response to a question from the Board, a representative from the Adviser indicated that LFM was still satisfied with Graham’s strategy and the Fund’s allocation of its assets. A representative of the Adviser discussed Nuveen’s outperformance with respect to its allocation of the Fund’s assets. After a discussion, the Trustees agreed that the Fund’s performance was not unreasonable but that it would continue to monitor and discuss the Fund’s performance at future meetings during the year.
The Board next considered the advisory fee and the Adviser’s profitability with respect to the LMT Fund, noting that the investment advisory fee continued to be above the peer group and Morningstar category averages but was still well within the ranges for each. A representative of the Adviser discussed the peer group and noted the differences between the LMT Fund and some of its peer funds. The Trustees then considered the Adviser’s profitability with respect to the LMT Fund, noting its profitability margin. After a discussion, the Board concluded that the LMT Fund’s advisory fee and the Adviser’s profitability with respect to the LMT Fund were both reasonable.
Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the advisory fee is reasonable and that approval of the Advisory Agreement is in the best interests of the LMT Fund and its shareholders.
The Board considered the nature, extent and quality of services to be provided to the LSA Fund and reviewed the 15(c) responses, which included a review of the key personnel of the Adviser. Counsel noted for the Trustees that there had not been any material changes in the Adviser’s personnel in the past year.

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Approval of Sub-Advisory Agreements
P/E Investments (“P/E”), Sub-Adviser (LSA Fund)
The Trustees then considered the responses provided by P/E Investments (“P/E”) in its 15(c) questionnaire. The Board first reviewed the nature, extent and quality of services to be provided by P/E to the LSA Fund. Counsel and a representative of the Adviser reviewed the personnel that would be responsible for providing services to the LSA Fund. Counsel further noted that P/E did not report having any recent compliance or litigation issues in the past 36 months. The Trustees noted that the Trust’s CCO provided a memo in the Materials that he had reviewed the compliance program for P/E and concluded that it was reasonable designed for its business. The Board observed that P/E had appropriate insurance policies in place.
The Board then reviewed P/E’s performance for the strategy it intended to use for the LSA Fund. The Trustees noted the attractive historical returns of the strategy. After a discussion, the Trustees concluded that it expected P/E to provide satisfactory performance for the Fund.
Counsel then directed the Trustees to information related to P/E’s proposed subadvisory fee, noting that P/E did not report managing any similar accounts or funds. The Trustees then reviewed P/E’s estimated profits with respect to the LSA Fund. After a discussion, the Trustees agreed that the subadvisory fee and P/E’s estimated profitability with respect to the LSA Fund was reasonable.
Having requested and received such information from P/E as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the subadvisory agreement with P/E for the LSA Fund is in the best interests of the Fund and its future shareholders.
Crabel Investments (“Crabel”), Sub-Adviser (LSA Fund)
The Board reviewed the responses provided by Crabel Capital Management (“Crabel”) in its 15(c) subadvisory questionnaire. The Trustees considered the nature, extent and quality of services to be provided by Crabel to the LSA Fund using its Advanced Trend trading program. A representative of the Adviser reviewed the personnel that would be responsible for providing subadvisory services to the Fund. Counsel reported to the Trustees that Crabel did not report having any recent compliance or litigation issues in the past 36 months. The Board discussed that Crabel had recently undergone a routine NFA examination but that no results had yet been reported. The Trustees noted that the Trust’s CCO provided a memo in the Materials that he had reviewed the compliance program for Crabel and concluded that it was reasonable designed for its business. A representative of the Adviser indicated that it would keep the Board informed as to any material issues that arose from the NFA examination. Counsel reviewed the insurance policies in place for Crabel with the Board.
The Board then reviewed Crabel’s performance for the trading strategy it intended to use for the LSA Fund against its chosen benchmark index. The Trustees noted the attractive returns of the strategy over the 5 -year, 10-year and since inception periods. After a discussion, the Trustees concluded that it expected Crabel to provide satisfactory performance for the Fund.
The Trustees then reviewed information related to Crabel’s proposed subadvisory fee, noting the higher fees Crabel charged for similar accounts. The Trustees then considered Crabel’s estimated profits with respect to the LSA Fund. After a discussion, the Trustees agreed that the proposed subadvisory fee and Crabel’s estimated profitability with respect to the LSA Fund was reasonable.
Having requested and received such information from Crabel as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the subadvisory agreement with Crabel for the LSA Fund is in the best interests of the Fund and its future shareholders.
BH-DG Systematic Trading LLP (“BHDG”), Sub-Adviser (LSA Fund)
The Trustees then considered the responses provided by BH-DG Systematic Trading LLP (“BHDG”) in its 15(c) questionnaire. The Board evaluated the nature, extent and quality of services to be provided by BHDG to the LSA Fund, reviewing the investment and compliance personnel that would be responsible for providing services to the Fund. Counsel further noted that BHDG did not report having any recent compliance, regulatory or litigation issues in the past

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36 months. The Trustees noted that the Trust’s CCO provided a memo in the Materials that he had reviewed the compliance program for BHDG and concluded that it was reasonable designed for its business.
The Trustees then reviewed BHDG’s performance for a private fund managed in the same strategy that intended to use for the LSA Fund. The Trustees noted the historical returns of the strategy over the various periods. After a discussion, the Trustees concluded that it expected BHDG to provide satisfactory performance for the Fund.
Counsel then directed the Trustees to information related to P/E’s proposed subadvisory fee with the Board observing that the proposed fee was favorable compared the fee charged by BHDG to its private fund. The Trustees then reviewed BHDG’s estimated profits with respect to the LSA Fund. After a discussion, the Trustees agreed that the subadvisory fee and BHDG’s estimated profitability with respect to the LSA Fund was reasonable.
Having requested and received such information from BHDG as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the subadvisory agreement with BHDG for the LSA Fund is in the best interests of the Fund and its future shareholders.
Parametric Portfolio Associates, LLC (“Parametric”), Sub-Adviser (LSA Fund)
The Trustees then considered the responses provided by Parametric Portfolio Associates (“Parametric”) in its 15(c) questionnaire. The Board first reviewed the nature, extent and quality of services to be provided by Parametric to the LSA Fund. The Trustees noted that Parametric was an indirect subsidiary of Morgan Stanley. A representative of the Adviser reviewed Parametric’s investment strategy and its personnel that would be responsible for providing services to the LSA Fund. After a discussion, the Board noted that the key individuals at Parametric were well-qualified and had extensive industry experience. Counsel further noted that P/E did not report having any recent material compliance or litigation issues in the past 36 months. The Trustees noted that the Trust’s CCO provided a memo in the Materials that he had reviewed the compliance program for Parametric and concluded that it was reasonable designed for its business. The Board further observed that Parametric had appropriate insurance policies in place.
The Board then reviewed Parametric’s composite performance for the strategy it intended to use for the LSA Fund. The Trustees noted the historical returns of the strategy, noting that they were essentially in line with its benchmark. After a discussion, the Trustees concluded that it expected Parametric to provide satisfactory performance for the Fund.
Counsel then directed the Trustees to information related to Parametric’s proposed tiered subadvisory fee, noting that Parametric has represented that such fees were comparable to those charged to other similar subadvisory clients. The Trustees then reviewed Parametric’s estimated profits with respect to the LSA Fund. After a discussion, the Trustees agreed that the subadvisory fee and Parametric’s estimated profitability with respect to the LSA Fund was reasonable.
Having requested and received such information from Parametric as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the subadvisory agreement with Parametric for the LSA Fund is in the best interests of the Fund and its future shareholders.
Nuveen Asset Management, LLC (“Nuveen”), Sub-Adviser (Macro, LLSCS, LMT, and LHC Fund)
The Trustees next considered the 15(c) materials provided by Nuveen. The Trustees reviewed the nature, extent and quality of services provided or to be provided by Nuveen for the fixed income strategies in the Macro Fund, LCLSCS Fund, LMT Fund and LHC Fund. The Trustees considered Nuveen’s personnel, noted many years of experience and depth of investment capabilities. A representative of the Adviser explained that Nuveen continued to provide credit research, security selection, trade execution and compliance monitoring for the fixed income portion of the Macro, LCLSCS, LMT and LHC Funds.
The CCO reviewed the quarterly summaries of its updates to its compliance manual provided by Nuveen. The CCO indicated that he determined that these compliance updates from the past year were immaterial. A representative of the Adviser indicated that the Adviser continued to be satisfied with the overall services provided by Nuveen to the Funds.
The Board considered that Nuveen did not have any material compliance, material litigations or regulatory agency issues in the past year and that Nuveen continued to carry an E&O/D&O policy through its parent company. After a discussion, the Trustees concluded that Nuveen was expected to continue to provide satisfactory services to the Funds.

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Next, the Trustees discussed the investment performance for Nuveen, noting the one-year, five-year and since inception returns for the Macro, LCLSCS and LMT Funds and the since inception performance for the LHC Fund. The Trustees compared Nuveen’s reported returns to its benchmark index returns for the one-year, five-year and since inception periods and noted that Nuveen had continued to outperform its benchmark index for all Funds for all periods. The Trustees noted that they expected that Nuveen would provide similar performance for the LHC Fund. After a discussion, the Trustees noted it was pleased with Nuveen’s performance with respect to Macro, LCLSCS, LMT and LHC Funds and deemed Nuveen’s performance to be satisfactory.
The Trustees discussed the costs of services provided by Nuveen to Macro Fund, LCLSCS Fund LMT Fund and LHC Fund and noted that Nuveen earns a small profit with regard to sub-advising the Funds. The Trustees also considered that the subadvisory fee for the Funds compared favorably to fee schedule that Nuveen charged to institutional accounts with the same strategy. The Trustees concluded that the sub-advisory fees paid or to be paid to Nuveen by the Adviser were reasonable in light of the services to be provided under the sub-advisory agreements.
Having requested and received such information from Nuveen as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that Nuveen’s fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interest of the shareholders of Macro Fund, LLSCS Fund, LMT Fund and LHC Fund.
Millburn Ridgefield Corporation (“Millburn”), Sub-Adviser (Macro Fund)
Counsel then turned the Trustees’ attention to the 15(c) responses for Millburn. The Board discussed the experience and backgrounds of Millburn’s personnel providing services to the Fund. Counsel indicated that Millburn had added a new director of research since the last renewal. The Trustees considered that Millburn continues to provide portfolio management, investment strategy development and trade execution for the Fund’s portfolio as well as compliance services to assure the assets allocated to it are managed within the Fund’s investment restrictions.
Counsel noted that Millburn reported not having any material compliance or litigation issues in the past year. The Trustees reviewed Millburn’s compliance controls with the CCO including its pre- and post-trade compliance checks. The CCO reported to the Board that Millburn’s broker-dealer had undergone a routine SEC examination in 2024 with no material findings. The Trustees further observed that Millburn carried an appropriate E&O/D&O policy. The Trustees determined that the services provided by Millburn to the Macro Fund have been satisfactory and that the Trustees expects Millburn to continue to provide quality services in the future to the Macro Fund.
The Trustees then reviewed the investment performance of Millburn’s allocation of the Fund’s portfolio. A representative of the Adviser noted Millburn’s performance in the past year, discussing the factors that led to underperformance relative to the overall Fund and its benchmark. In response to a question, a representative of the Adviser stated that it continued to be satisfied with Millburn’s performance and its overall fit within the Fund.. After a discussion, the Trustees concluded that they were satisfied that Millburn was executing its strategy as intended and that its performance was not unreasonable.
Counsel noted for the Trustees that the sub-advisory fee structure for the Macro Fund was lower than the fee charged by Millburn to its separately managed account clients. The Trustees further observed that Millburn’s fee did not include an incentive fee. After further discussion, the Trustees concluded that the sub-advisory fee was reasonable.
The Trustees considered whether there were any economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After a discussion, the Trustees concluded that a lack of breakpoints was acceptable.
The Trustees next considered the profits realized by Millburn in connection with its relationship with the Macro Fund and whether the amount of profit is a fair profit with respect to the sub-advisory services provided to the Fund. After a discussion, it was the consensus of the Trustees that the level of realized and estimated profits was reasonable.
Having requested and received such information from Millburn as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that Millburn’s fee structure was not unreasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of the Macro Fund.

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Graham Capital Management, L.P. (“Graham”), Sub-Adviser (LMT, Macro Fund and LCMT Fund Limited)
The Trustees next considered the nature, extent and quality of services provided by Graham to the LMT and Macro Fund. The Trustees discussed the responsibilities of Graham’s key personnel providing services to the Fund, noting the additions of new chief business officer and chief investment officer for quant strategies. The Trustees noted that Graham provides quantitative research, security selection and trade execution for the Fund’s portfolio as well as compliance services to assure assets are managed within the Fund’s investment restrictions.
The CCO discussed Graham’s compliance policies and procedures and that Graham had not made any material revisions to such policies in the past year. Counsel stated that Graham continued to carry an appropriate E&O/D&O policy and noted that Graham did not have material regulatory examinations, litigations since its last renewal. After a discussion, the Trustees concluded that Graham continued to have appropriate resources and investment personnel to perform the services as sub-adviser to the Funds.
Next, the Trustees discussed the investment performance for Graham’s allocation of the Macro Fund, noting that Graham had underperformed the Fund’s benchmark and the Fund as a whole overall the past year but had performed well over longer periods. After a discussion, the Trustees concluded that Graham’s performance for the Macro Fund was satisfactory.
The Trustees considered the sub-advisory fee for Graham and noted that it was slightly higher than the fee charged by Graham for another similar investment vehicle but that did not include a performance incentive fee. The Trustees also noted that the fee was less than the fee Graham charged to another similar investment vehicle that did not have a performance fee component. After further discussion, the Trustees concluded that the sub-advisory fee for the Fund was reasonable.
Counsel next turned the Trustees’ attention to the profits realized by Graham with respect to the Macro Fund. The Board discussed whether the amount of profit was reasonable with respect to the sub-advisory services provided to the Fund. The Trustees also considered whether there were any economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.
The Trustees next reviewed the Fund’s performance, noting that LMT had underperformed its peer group average, Morningstar category and benchmark index over the past year. The Board discussed LMT’s performance with representatives of the Adviser, noting the Adviser’s assertion that trend-following strategies had difficulties in 2024. In response to a question from the Board, a representative from the Adviser indicated that LFM was still satisfied with Graham’s strategy and the Fund’s allocation of its assets. After a discussion, the Trustees agreed that the Fund’s performance was not unreasonable but that it would continue to monitor and discuss the Fund’s performance at future meetings during the year.
After a discussion, the Trustees determined that Graham’s level of profit was reasonable. Having requested and received such information from Graham as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of the Macro Fund.
Revolution Capital Management, LLC (“Revolution”), Sub-Adviser (Macro and LHC Fund)
The Trustees then reviewed the nature, extent and quality of services provided by Revolution for the Macro Fund and the LHC Fund. The Board reviewed the 15(c) responses for Revolution. The Trustees noted the backgrounds and responsibilities of Revolution’s investment personnel, noting that the key principals of the firm had remained with Revolution. A representative of the Adviser stated that Revolution has been responsible for the maintenance and improvement of its trading models used in its strategy for the Fund’s portfolio and trade execution. The CCO noted that Revolution had not made any changes to its compliance program since its last renewal.
The Board observed that Revolution did not report any material compliance issues, regulatory examinations or material litigations in the past year. The Board further noted that Revolution maintained an E&O/D&O insurance policy in an appropriate amount. After a discussion, the Trustees concluded that Revolution has adequate resources available to continue to provide satisfactory services to the Funds.

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Next, the Trustees reviewed the investment returns for Revolution, noting of Revolution’s strategy for the Funds. The Trustees considered Revolution’s returns to the overall Fund performance and its benchmark for the one-year, five-year and since inception periods, noting that Revolution had significantly outperformed in the last year which contributed also to its performance for longer periods. After a discussion, the Trustees concluded that Revolution’s performance was satisfactory
The Trustees noted that the sub-advisory fee structure was favorable compared to the average fee charged by Revolution to its separately managed account clients in the same strategy. The Trustees also noted that there was not an incentive fee component in the sub-advisory fee. After further discussion, the Trustees concluded that the proposed sub-advisory fee was reasonable.
The Trustees considered whether there were any economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After a discussion, the Trustees agreed that a lack of breakpoints was acceptable.
The Trustees next considered the profits realized by Revolution in connection with its relationship with the Macro Fund and LHC Fund and whether the amount of profit was a reasonable profit with respect to the sub-advisory services to be provided to the Fund. The Trustees concluded that Revolution’s level of profit was not excessive.
Having requested and received such information from Revolution as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of the Macro Fund and LHC Fund.
R.G. Niederhoffer Capital Management (“Niederhoffer”), Sub-Adviser (Macro Fund)
The Trustees then considered the responses provided by Niederhoffer in its 15(c) questionnaire. The Board first reviewed the nature, extent and quality of services provided by Niederhoffer for the Macro Fund and to be provided to the LHC Fund. Counsel and a representative of the Adviser reviewed the personnel that would be responsible for providing services to the Funds. Counsel further noted that Niederhoffer did not have any recent compliance or litigation issues since the Trustees’ last approval of Niederhoffer as a subadviser to the Macro Fund. The CCO stated that the compliance program for Niederhoffer was reasonably designed for its business.
The Board then reviewed Niederhoffer’s performance for its allocation of the Macro Fund. The representative of the Adviser reviewed Niederhoffer’s underperformance for the period for which it has served as a subadviser to the Macro Fund and noted the factors that had affected its performance in the past year. After a discussion, the Trustees concluded that Niederhoffer’s performance was not unreasonable.
Counsel then directed the Trustees to information related to Niederhoffer’s subadvisory fee and its fees for similar accounts. Counsel indicated that the subadvisory fee for each of the Macro Fund and LHC Fund was favorable in comparison to the Niederhoffer’s fee for other accounts, further noting that Niederhoffer did not charge a performance fee for the Funds as it does for some other of its private accounts. The Trustees then reviewed Niederhoffer’s profits for the Macro Fund. After a discussion, the Trustees agreed that the subadvisory fee and Niederhoffer’s profitability with respect to the Macro Fund was reasonable.
Having requested and received such information from Niederhoffer as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreements, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the subadvisory agreement with Niederhoffer for the Macro Fund is in the best interests of the Fund and its respective shareholders.

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Bramshill Investments, LLC (“Bramshill”) Sub-Adviser (LSI Fund)
The Trustees then considered the renewal of the sub-advisory agreement with Bramshill with respect to the LSI Fund. The Trustees reviewed the nature, extent and quality of services provided by Bramshill for the income strategies for the LSI Fund. The Trustees considered the responsibilities of its investment and administrative personnel. A representative of the Adviser indicated that that Bramshill provides research, security selection and trade execution for the Fund. The CCO reported that Bramshill did not report any regulatory or compliance issues since its last renewal.
The Trustees noted that Bramshill has not reported any material compliance issues or material litigations in the past year. Counsel noted that Bramshill maintained an insurance policy in an appropriate amount. The Trustees decided that Bramshill continued to have adequate resources available to provide services to the Fund. The Trustees determined that Bramshill was positioned to continue to perform the services as sub-adviser to the LSI Fund.
The Trustees next considered investment performance information for Bramshill with respect to the LSI Fund. The Trustees noted that Bramshill’s substantial outperformance for the one-year period which resulted in favorable comparisons versus the overall Fund and its benchmark for all periods. After a discussion, the Trustees agreed that Bramshill’s performance was satisfactory.
The Trustees reviewed the costs of services provided by Bramshill to the LSI Fund. The Trustees noted that Bramshill was profitable with respect to the LSI Fund. Counsel directed the Trustees’ attention to the materials for Bramshill which indicated that Bramshill’s sub-advisory fee was favorable in comparison to fees it charges to other clients. The Board also observed that Bramshill earned a reasonable profit from its management of the Fund. The Trustees concluded that the sub-advisory fees paid to Bramshill by the Adviser and Bramshill’s profitability were reasonable in light of the services provided under the sub-advisory agreements.
Having requested and received such information from Bramshill as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable, and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of the LSI Fund.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 10, 2025.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable for open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LoCorr Investment Trust

By (Signature and Title)*	/s/ Kevin Kinzie
Kevin Kinzie, Principal Executive Officer

Date	8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Kinzie
Kevin Kinzie, Principal Executive Officer

Date	8/29/2025

By (Signature and Title)*	/s/ Jon Essen
Jon Essen, Principal Financial Officer

Date	8/29/2025

* Print the name and title of each signing officer under his or her signature.